As filed with the U.S. Securities and Exchange Commission on November 26, 2019

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 136	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 136	☒

RBC FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 376-7128

Kathleen A. Gorman

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402-4422

(612) 376-7128

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on [ ] pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on January 28, 2020 pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RBC Impact Investment Funds
Prospectus

January 28, 2020

Access Capital Community Investment Fund

Class A:	ACASX
Class I:	ACCSX
Class IS:	ACATX

RBC Impact Bond Fund

Class A:	
Class I:	RIBIX
Class R6:	RIBRX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

RBC Global Asset Management™

Fund Summaries
This Prospectus describes the Access Capital Community Investment Fund and the RBC Impact Bond Fund (the “Funds” or each a “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Funds investment objectives, principal investment strategies and risks, past performance, and fees, as applicable.	1 10 17	Access Capital Community Investment Fund RBC Impact Bond Fund Important Additional Information

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks
	18	Investment Objectives
	18	Principal Investment Strategies
	23	Principal Risks
	32	Additional Risks
	35	Designated Target Regions
	35	Community Investments
	38	Commodity Pool Operator Exclusion and Regulation

Management
The Funds are managed by RBC Global Asset Management (U.S.) Inc. (the “Advisor”).	39 41	Investment Advisor Portfolio Managers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	43 45 46 48 48 50 52 59 60 60 61

Pricing of Fund Shares

Investment Minimums

Purchasing and Adding to Your Shares

Automatic Investment Plan

Dividends and Distributions and Directed Dividend Option

Selling Your Shares

Additional Information About Purchasing and Selling Shares

Exchanging Your Shares

Additional Policies on Exchanges

Additional Shareholder Services

Market Timing and Excessive Trading

63	Disclosure of Portfolio Holdings
63	Distribution Arrangements/Sales Charges
66	Distribution and Service (12b-1) Fees
66	Shareholder Servicing Plan
67	Dividends, Distributions and Taxes
69	Organizational Structure

Financial Highlights
70

Privacy Policy
75

Back Cover
Where to Learn More About the Funds

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Fund Summary	Access Capital Community Investment Fund

Investment Objective

The Fund seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page [64] of this Prospectus.

	Class A		Class I		Class IS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%		None		None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None	[1]	None		None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.35%		0.35%		0.35%
Distribution and Service (12b-1) Fees	0.25%		None		None
Other Expenses
Shareholder Servicing Fee	None		0.05%		None
Interest Expense		%		%		%
Other Expenses		%		%		%

Total Other Expenses		%		%		%
Total Annual Fund Operating Expenses[3]		%		%		%
Fee Waiver and/or Expense Reimbursement		%		%		%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		%		%		%

1	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect changes to the advisory fee, servicing fee and contractual fee waivers that became effective on March 11, 2019.

3	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.80% of the Fund’s average daily net assets for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares. The expense limitation agreement is in place until January 31, 2021 for Class A shares and Class I shares and January 31, 2021 for Class IS shares and may not be terminated by the Advisor prior to the respective dates. The Advisor is entitled to recoup from the Fund or class the fees and/or

1

Fund Summary	Access Capital Community Investment Fund

operating expenses waived or reimbursed during any of the previous 12 months, except that the Advisor may not recoup the fees and/or operating expenses waived or reimbursed during any of the previous 12 months if such recoupment would cause Fund expenses to exceed the expense limitation either (i) at the time of the waiver or reimbursement or (ii) at the time of recoupment. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class IS
One Year	$	$	$
Three Years	$	$	$
Five Years	$	$	$
Ten Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting affordable housing and community development and servicing low- and moderate-income (“LMI”) individuals and communities in areas of the United States designated by Fund shareholders. Within those parameters, the Fund seeks a return consisting of current income and capital appreciation that is competitive relative to the Fund’s benchmark index. The Fund defines instruments supporting the “affordable housing industry” to include mortgage-backed securities, small business loans, municipal securities, and other instruments supporting affordable housing and community development, and serving LMI individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments.

2

Fund Summary	Access Capital Community Investment Fund

Community Investments.    At the time of their share purchase, investors meeting certain investment requirements may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder’s Designated Target Region, the shareholder will have the option to redefine its Designated Target Region.

Each shareholder’s returns will be based on the investment performance of the Fund’s blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that substantially all or most of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”) and that shares of the Fund will be eligible for regulatory credit under the CRA.

Investment Program.    The Fund is designed for investors seeking a competitive return on high quality debt securities that support affordable housing and/or underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be seeking to make investments in underserved communities or to fulfill other socially responsible related investment objectives. Investors that are not subject to CRA requirements do not receive CRA credit for their investments.

Concentration in the Affordable Housing Industry.    The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry. The Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association (“Ginnie Mae”) and government sponsored enterprises (“GSEs”), such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Housing Administration (“FHA”) project loans, and tax-exempt debt issued by state housing finance authorities (“HFAs”) to finance their work in affordable housing.

Credit Quality.    The Fund will invest at least 75% of its total assets in securities (i) having a rating in the highest rating category assigned by a nationally recognized statistical rating organization; or (ii) if unrated, deemed by the Advisor to be of comparable quality to securities which are so rated; or (iii) issued or guaranteed by the U.S. Government, government agencies, or GSEs (together, “First Tier Holdings”). The remainder of the Fund’s total assets will be invested in First Tier Holdings or in securities rated at least in the second highest category assigned by a nationally recognized statistical rating organization, or, if unrated, deemed by the Advisor to be of comparable quality.

3

Fund Summary	Access Capital Community Investment Fund

Duration.    The Advisor seeks to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges (such as 25%) above or below the Bloomberg Barclays U.S. Securitized Index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates and is expressed in years. The longer the duration of the bond, the more sensitive the bond’s price is to changes in interest rates. The Advisor may use interest rate futures contracts, options on futures contracts and swaps to manage the Fund’s target duration. As of February 28, 2019, the duration of the Bloomberg Barclays U.S. Securitized Index was 4.73 years.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

U.S. Government Obligations Risk.    Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Interest Rate Risk.    The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield will also be low. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

CRA Strategy Risk.    Portfolio decisions take into account the Fund’s goal of holding securities in designated geographic areas and will not be exclusively based on the investment characteristics of the securities, which

4

Fund Summary	Access Capital Community Investment Fund

may or may not have an adverse effect on the Fund’s investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable a return as CRA qualified securities in other geographic areas. The Fund may sell securities for reasons relating to CRA qualification at times when such sales may not be desirable and may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA qualified.

Leverage Risk.    Leverage may result from certain transactions, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used.

Duration Management Risk.    The Fund’s investments in derivative instruments that are intended to manage duration can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities.

Derivatives Risk.    Derivatives, including futures contracts, may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying reference asset, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying reference asset, rate, or index, in addition to other risks. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Over-the-counter (“OTC”) and bilateral derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain of the Fund’s transactions in derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. Certain derivatives are subject to exchange trading and/or mandatory clearing (which interposes a central clearinghouse to each participant’s swap). Exchange trading, central clearing and margin requirements are intended to reduce counterparty credit risk and increase liquidity.

Large Shareholder Transactions Risk.    The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.

Coordination of Investments Risk.    Many of the fixed-income private placement debt securities purchased by the Fund are developed by a variety of organizations that rely on other entities. A lack of interest of other entities in developing investments could adversely affect the economic and financial objectives of the Fund. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization

5

Fund Summary	Access Capital Community Investment Fund

of the Fund’s investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

Concentration Risk.    The Fund’s investments are expected to be closely tied to the affordable housing industry and its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Non-Diversified Fund Risk.    As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Issuer/Credit Risk.    There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers and changes in their credit ratings may constrain their value to the Fund as potential sources of credit enhancement.

Prepayment Risk.    The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Call Risk.    Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” – or repay – a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Active Management Risk.    The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Qualification for CRA Credit Risk.    For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution’s delineated CRA assessment area. The Fund expects that substantially all or most investments will be

6

Fund Summary	Access Capital Community Investment Fund

considered eligible for regulatory credit under the CRA but there is no guarantee that an investor will receive CRA credit for their investment in the Fund.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of broad-based securities indexes. The returns for Class A shares and Class IS shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the three classes differ. The bar chart shows the Fund’s performance for the past ten calendar years. The Fund commenced operations on July 28, 2008 and the performance reflects the returns of a predecessor fund for the periods prior to July 28, 2008. The Fund’s performance was restated in September 2009 to reflect (i) corrections in the amounts of certain historical dividend payments, and (ii) corrections to dates during the 2003 through 2006 time period on which certain dividend payments were reinvested. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Returns for Class I Shares

[To be updated by amendment]

During the periods shown in the chart for Class I shares of the Fund:

	Quarter	Year	Returns

Best quarter:

Worst quarter:

Performance Table

The table below shows after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns for Class A shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares

7

Fund Summary	Access Capital Community Investment Fund

through tax-deferred arrangements such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund (Class I) is June 23, 1998. Since inception performance is based on an inception date of July 1, 1998. Performance shown for Class A prior to its inception date (January 29, 2009) is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges. Performance information is not provided for Class IS shares because Class IS shares have not commenced operations as of the date of this Prospectus. The actual returns of Class IS shares would have been higher than those shown for Class A shares and Class I shares because Class IS shares have lower expenses than Class A shares and Class I shares. Each index below shows how the Fund’s performance compares with the returns of a broad-based securities market index.

Average Annual Total Returns (for the periods ended December 31, 2019)
	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class I Return Before Taxes	%	%	%	%
Class I Return After Taxes on Distributions	%	%	%	%
Class I Return After Taxes on Distributions and Sale of Shares	%	%	%	%
Class A Return Before Taxes	%	%	%	%
Bloomberg Barclays U.S. Securitized Index (reflects no deduction for fees, expenses or taxes; inception calculated from June 30, 1998)%		%	%	%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from June 30, 1998)%		%	%	%

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Brian Svendahl, Managing Director and Senior Portfolio Manager of the Advisor, has been a Co-Portfolio Manager of the Fund, and its predecessor, since 2006.

•	Scott Kirby, Senior Portfolio Manager of the Advisor, has been a Co-Portfolio Manager of the Fund since 2012.

8

Fund Summary	Access Capital Community Investment Fund

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page [    ] of this Prospectus.

9

Fund Summary	RBC Impact Bond Fund

Investment Objective

The Fund seeks to achieve a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page [    ] of this Prospectus.

	Class A	Class I		Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	None		None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None		None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%		0.35%
Distribution and Service (12b-1) Fees	0.25%	None		None
Other Expenses	%		%		%
Acquired Funds Fees and Expenses[2]	%		%		%

Total Annual Fund Operating Expenses	%		%		%
Fee Waiver and/or Expense Reimbursement[3]	%		%		%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	%		%		%

1	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.70% of the Fund’s average daily net assets for Class A shares, 0.45% for Class I shares and 0.40% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, except that the Advisor may not recoup the fees and/or operating expenses waived or reimbursed during any of the previous 3 years if such recoupment would cause Fund expenses to exceed the expense limitation either (i) at the time of the waiver or reimbursement or (ii) at the time of recoupment. The expense limitation may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual

10

Fund Summary	RBC Impact Bond Fund

expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$	$	$
Three Years	$	$	$
Five Years	$	$	$
Ten Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.

The Advisor will select investments that seek to generate returns while simultaneously achieving positive aggregate societal impact outcomes. The Advisor uses its impact methodology to measure the Fund’s investments on the basis of qualities that promote affordable quality shelter, small business growth, health and well-being, environmental sustainability, quality education, community development, diversity, reduced inequalities, and neighborhood revitalization.

The Fund will primarily invest in investment grade fixed income securities. The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund will invest in a portfolio of fixed income securities denominated in U.S. Dollars.

In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.

The Advisor uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.

11

Fund Summary	RBC Impact Bond Fund

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Investment Grade Securities Risk.    The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Mortgage-Related Securities Risk.    Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.

Municipal Obligations Risk.    The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to seek a high level of current income and capital growth over the long term.

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Fund Summary	RBC Impact Bond Fund

Interest Rate Risk.    The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Impact Investing Risk.    The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Although the Advisor believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.

Derivatives Risk.    Derivatives, including futures contracts, may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying reference asset, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying reference asset, rate, or index, in addition to other risks. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Over-the-counter (“OTC”) and bilateral derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain of the Fund’s transactions in derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. Certain derivatives are subject to exchange trading and/or mandatory clearing (which interposes a central clearinghouse to each participant’s swap). Exchange trading, central clearing and margin requirements are intended to reduce counterparty credit risk and increase liquidity.

Asset-Backed Securities Risk.    Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

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Fund Summary	RBC Impact Bond Fund

Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Credit Spread Risk.    The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Issuer/Credit Risk.    There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Prepayment Risk.    The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Reinvestment Risk.    Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns of Class R6 shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

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Fund Summary	RBC Impact Bond Fund

RBC Impact Bond Fund – Class I

Annual Total Returns

[To be updated by amendment]

During the periods shown in the chart for Class I shares of the Fund:

	Quarter	Year	Returns

Best quarter:

Worst quarter:

Performance Table

The table below shows before and after-tax returns for Class I shares only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares and Class R6 shares of the Fund is December 18, 2017. The actual returns of Class A shares would have been lower than those shown for Class I shares and Class R6 shares because Class A shares have a sales load and higher expenses than Class I shares and Class R6 shares. The index below shows how the Fund’s performance compares with the returns of a broad-based securities market index.

Average Annual Total Returns (for the periods ended December 31, 2019)
	Past Year	Since Inception
Class I Return Before Taxes	%	%
Class I Return After Taxes on Distributions	%	%
Class I Return After Taxes on Distributions and Sale of Shares	%	%
Class R6 Return Before Taxes	%	%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from June 30, 1998)%		%

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Fund Summary	RBC Impact Bond Fund

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager

The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Brian Svendahl, Managing Director and Senior Portfolio Manager of the Advisor, has been a Portfolio Manager of the Fund since 2017.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page [    ] of this Prospectus.

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Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Funds by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The following table provides the Funds’ minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:

Class A	$2,500 ($250 IRA)

Class I	$1,000,000 ($0 through Qualified Retirement Benefit Plans)

Class R6	$1,000,000 for Institutional Investors[1] $0 for Eligible Investors[1]

Class IS	$2,500 ($0 through Qualified Retirement Benefit Plans)
Minimum Subsequent Investment:

Class A	None

Class I	None

Class R6	None

Class IS	None

1	For more information about Institutional Investors and Eligible Investors, see “Additional Information About Purchasing and Selling Shares” on page [ ] of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives

The investment objective of the Access Capital Community Investment Fund described in the “Fund Summary” section of this Prospectus is fundamental and cannot be changed without shareholder approval.

The investment objective of the RBC Impact Bond Fund described in the “Fund Summary” section of this Prospectus is non-fundamental and may be changed by the Board of Trustees (“Board”) without shareholder approval.

Principal Investment Strategies

The information below describes in greater detail each Fund’s principal investment strategies and risks. The RBC Impact Bond Fund will provide shareholders with at least 60 days’ prior notice of any changes in its 80% investment policy. A full discussion of all permissible investments can be found in the Funds’ Statement of Additional Information (“SAI”).

Access Capital Community Investment Fund

The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting affordable housing and community development and servicing LMI individuals and communities in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development. Within those parameters, the Fund seeks a return consisting of current income and capital appreciation that is competitive relative to the Fund’s benchmark index. The Fund defines instruments supporting the “affordable housing industry” to include mortgage-backed securities, small business loans, municipal securities, and other instruments supporting affordable housing and community development, and serving LMI individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments.

Community Investments.    At the time of their share purchase, investors meeting certain investment requirements may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder’s Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder’s returns will be based on the investment performance of the Fund’s blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that substantially all or most of its investments will be considered eligible for regulatory credit under the CRA and that shares of the

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More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Fund will be eligible for regulatory credit under the CRA. In Interagency Questions and Answers Regarding Community Reinvestment published in 2009 and revised most recently in 2016, the federal bank supervisory agencies state that nationwide funds are important sources of investments for low- and moderate-income and underserved communities throughout the country and can be an efficient vehicle for institutions in making qualified investments that help meet community development needs.

Within a Designated Target Region, the Fund intends to invest solely in qualified investments. In most cases, “qualified investments” are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. However, in a CRA examination of an institution that has been designated as “wholesale” or “limited purpose” by its regulator, if the examiner finds that the institution has adequately addressed the needs of its assessment areas, the examiner will give consideration to qualified investments by the institution nationwide. (Wholesale and limited purpose institutions are certain institutions that offer narrow product lines or are not in the business of extending certain types of loans to retail customers.) In certain other cases investments outside an institution’s assessment area may be eligible for CRA credit (for example, certain investments that serve designated disaster areas).

Investment Program.    The Fund is designed for investors seeking a competitive return on high quality debt securities that support affordable housing and/or underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be investors seeking a fixed income investment with high credit quality to assist in their asset allocation program. Investors may also be seeking to make investments in underserved communities or to fulfill other socially responsible or mission related investment objectives. Investors that are not subject to CRA requirements do not receive CRA credit for their investments.

Investments in which the Fund may invest include, but are not limited to, 15- and 30-year fixed rate one- to four-family mortgage-backed securities, adjustable rate one- to four-family mortgage-backed securities, multifamily mortgage-backed securities, securitized adjustable rate small business loans, fixed rate small business loans, taxable municipal securities, securitized student loans and structured investments.

Concentration in the Affordable Housing Industry.    Under the prevailing definition of the phrase “industry concentration,” the Fund will be concentrated in the affordable housing industry. This means that the Fund will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry.

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As a result of its concentration in the affordable housing industry, the Fund will invest a significant amount of its assets in securities issued by Ginnie Mae and GSEs, such as Fannie Mae and Freddie Mac, FHA project loans, and tax-exempt debt issued by state HFAs to finance their work in affordable housing. Ginnie Mae securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. FHA project loans are mortgage loans insured by the FHA and backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. As of September 7, 2008, the FHFA has been appointed to be the conservator of Fannie Mae and Freddie Mac for an indefinite period. As conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no guarantee exists for the debt or mortgage-backed securities issued by Fannie Mae and Freddie Mac, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has enhanced the ability of these entities to meet their obligations.

Credit Quality.    The Fund will invest at least 75% of its total assets in securities (i) having a rating (or a credit enhancement by one or more entities having a rating) in the highest rating category assigned by a nationally recognized statistical rating organization (e.g., at least “Aaa” from Moody’s Investors Service, Inc. or “AAA” from Standard & Poor’s Financial Services LLC); or (ii) if unrated, deemed by the Advisor to be of comparable quality to securities which are so rated; or (iii) issued or guaranteed by the U.S. Government, government agencies, or GSEs (together, “First Tier Holdings”). The remainder of the Fund’s total assets will be invested in First Tier Holdings or in securities rated at least in the second highest category assigned by a nationally recognized statistical rating organization, or, if unrated, deemed by the Advisor to be of comparable quality. For purposes of these policies, ratings categories are without regard to sub-categories or gradations indicating relative standing within a category. These credit quality guidelines apply to securities at the time of purchase. Subsequent changes in credit quality, including downgrades due to changes in status of credit enhancers, will not require automatic action by the Fund.

Duration.    The Advisor seeks to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges above or below the Bloomberg Barclays U.S. Securitized Index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates, and is expressed in years. The longer the duration of the bond, the more sensitive the bond’s price is to changes in interest rates. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments. For example, when the level of interest rates increases by 1%, the value of a fixed income security or a portfolio of fixed income securities having a duration of three years generally will decrease by approximately 3%. Conversely, when the level of

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More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

interest rates decreases by 1%, the value of a fixed income security or a portfolio of fixed income securities having a duration of three years generally will increase by approximately 3%. The Advisor may use interest rate futures contracts, options on futures contracts and swaps to manage the Fund’s target duration. As of December 31, 2019, the duration of the Bloomberg Barclays U.S. Securitized Index was [        ] years.

RBC Impact Bond Fund

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed (including U.S. agency mortgage pass-through securities, commercial mortgage-backed securities and mortgage to-be-announced securities) and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. For the purposes of this strategy, “bonds” include, but are not limited to, corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits), and U.S.-registered dollar-denominated debt obligations of foreign issuers.

The Advisor will select investments that seek to generate returns while simultaneously achieving positive aggregate societal impact outcomes. The Advisor uses its impact methodology to measure the Fund’s investments on the basis of qualities that promote the following:

•	Affordable Quality Shelter: Promote access for all to adequate, safe, and affordable housing.

•	Small Business Growth: Support the growth of small businesses and decent job creation, including increasing access to financial services for entrepreneurs.

•	Health and Well-being: Improve access to quality essential health-care services and access to safe and affordable medicines, especially in underserved communities.

•	Environmental Sustainability: Promote resource and energy efficiency, sustainable consumption and production, and a reduction of environmental degradation and pollution.

•	Quality Education: Expand access to equitable, quality, and affordable education for all people.

•	Community Development: Invest in infrastructure in both urban and rural areas in ways that help empower communities and foster sustainable economic development.

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More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

•	Diversity: Promote the social, economic and political inclusion of all, regardless of age, sex, disability, race, ethnicity, origin, religion or economic or other status.

•	Reduced Inequalities: Support equal access to economic resources and growth for all people.

•	Neighborhood Revitalization: Practice stewardship in revitalizing neighborhoods and communities.

The Fund’s methodology uses a systematic process that relies on fundamental and quantitative research from a variety of sources to select and weight investments. Securities are selected and weightings are allocated based on the qualities noted above, as determined by the Advisor, in conjunction with forecasts of return, risk and transaction costs. The qualities that the Advisor considers may change at any time and one or more societal impact outcomes may not be relevant to all companies that are eligible for investment. The Fund does not intend to use the methodology for all instruments in which it may invest and the model may evolve over time.

The Fund will primarily invest in investment grade fixed income securities. The Fund may hold fixed income securities of any rating (i.e. including below investment grade (junk bonds) if an investment grade security that it holds is downgraded). The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund may invest in securities of both U.S. and foreign issuers and will invest in a portfolio of fixed income securities denominated in U.S. Dollars.

In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.

The Fund may enter into futures contracts, which are contracts typically traded on an exchange and submitted through a futures commission merchant (“FCM”) for the sale of an underlying reference asset for delivery in the future, such as securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. The purchase of a futures contract may allow the Fund to increase or decrease its exposure to the underlying reference asset without having to buy or sell the actual asset. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

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The Fund may also enter into swaps, which are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with the swap counterparty to exchange returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (an “uncleared swap”) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (a “cleared swap”).

From time to time, the Advisor may seek to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges (such as 25%) above or below a selected benchmark index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates and is expressed in years. The longer the duration of the bond, the more sensitive the bond’s price is to changes in interest rates. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments. For example, when the level of interest rates increases by 1%, the value of a fixed income security or a portfolio of fixed income securities having a duration of three years generally will decrease by approximately 3%. Conversely, when the level of interest rates decreases by 1%, the value of a fixed income security or a portfolio of fixed income securities having a duration of three years generally will increase by approximately 3%. The Advisor may use interest rate futures contracts, options on futures contracts and swaps to manage the Fund’s target duration.

The Advisor uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.

Investing for Temporary Defensive Purposes

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. This could prevent losses, but, if a Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Principal Risks

The Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor

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makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up and you can lose money by investing in a Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency, entity, or person.

The principal risks of investing in each Fund are identified in the “Fund Summary” section of this Prospectus and are further described below.

Active Management Risk (Both Funds).    Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Asset-Backed Securities Risk (RBC Impact Bond Fund).    Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset- backed bonds. Asset-backed securities are issued by nongovernmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Call Risk (Access Capital Community Investment Fund).    Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” – or repay – a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

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Concentration Risk (Access Capital Community Investment Fund).    The Fund’s investments are expected to be closely tied to the affordable housing industry. As a result, its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk (Access Capital Community Investment Fund).    Many of the fixed-income private placement debt securities purchased as Fund investments will be uniquely structured to achieve the financial and economic objectives of the Fund. The Advisor will often play a significant role in the structuring of Fund investments. The development of such securities will often require the Advisor to cooperate with a variety of organizations, including but not limited to financial institutions, foundations, state agencies, community groups, national credit enhancers, and other government entities. A lack of interest of other entities in developing investments could adversely affect the realization of the economic and financial objectives of the Fund. The success of developing credit enhancement for Fund investments will depend, in large part, on the availability of funds these organizations have for such activity and/or the amount of payment they expect to receive for their credit guarantees. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund’s investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

CRA Strategy Risk (Access Capital Community Investment Fund).    The Advisor will take into account the Fund’s goal of holding securities in designated geographic areas in determining which securities the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund’s investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable return as CRA qualified securities in other geographic areas. In addition, the Fund may sell securities for reasons relating to CRA qualification, at times when such sales may not be desirable for investment purposes (for example, if a shareholder redeems its shares of the Fund, or if investments are ultimately determined not to be, or to have ceased to be, CRA qualifying). Further, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA qualified. In addition, any legislative or regulatory changes to the CRA or related regulations may affect the Fund’s investment strategy or performance.

Credit Spread Risk (RBC Impact Bond Fund).    The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to

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an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads of the issuer’s securities.

Derivatives Risk (Both Funds).    The Funds may use derivatives in connection with their investment strategies. Derivatives, including futures contracts, may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying reference asset, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying reference asset, rate, or index, in addition to other risks. OTC and bilateral derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) including credit risk of the derivative counterparty. Certain of the Fund’s transactions in derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. Certain derivatives are subject to exchange trading and/or central clearing (which interposes a central clearinghouse to each participant’s swap). Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, but do not make derivatives transactions risk-free. In addition, the Funds may use derivatives for non-hedging purposes, which increases a Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss, which in some cases could be unlimited, on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and segregate or earmark assets or enter into offsetting transactions to provide asset coverage for derivative transactions that obligate the Fund to make future payments to third parties. If losses occur on derivative instruments, the Fund may have to make margin payments. In the event that a Fund does not hold sufficient cash, it may be forced to liquidate assets in order to meet margin calls, and in the event that there is insufficient liquidity in the market this may result in further losses.

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The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to OTC and bilaterally negotiated swap agreements. OTC derivatives are subject to heightened credit, liquidity and valuation risk. Because uncleared swaps are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under uncleared swaps or use other methods to cover its obligations in accordance with SEC Staff Guidance.

Under recent financial reforms, certain types of derivatives (i.e., certain swaps) are, and others eventually are expected to be, required to be exchange-traded, cleared through a central counterparty and executed through an FCM. Exchange trading and central clearing are designed to reduce counterparty credit risk and increase liquidity and transparency compared to OTC swaps, but do not eliminate those risks completely and may increase expenses. With cleared swaps and futures contracts, there is also a risk of loss by the Fund of its initial and variation margin deposits in the event of bankruptcy of an FCM with which the Fund has an open position, or the central counterparty in a swap contract. Additionally, applicable regulators have recently adopted rules imposing certain margin requirements, including minimums, on uncleared swaps, which may result in a Fund and its counterparties posting higher margin amounts for uncleared swaps. If an FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets to satisfy its own financial obligations or the payment obligations of another customer. Moreover, depending on the size of a Fund and other factors, the margin required under the rules of a clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Funds, may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

Duration Management Risk (Access Capital Community Investment Fund).    The Fund’s investments in derivative instruments that are intended

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to manage duration can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities.

Impact Investing Risk (RBC Impact Bond Fund).    The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. A securities’

performance under the impact criteria or the Advisor’s assessment of securities’ performance under the impact criteria could vary over time, which could cause the Fund to be temporarily invested in companies that do not comply with the Fund’s approach towards impact investing. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Although the Advisor believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.

Interest Rate Risk (Both Funds).    Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase prices. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Given that the Federal Reserve Board has begun, and may continue, to raise interest rates, the Funds may face a heightened level of interest rate risk.

Investment Grade Securities Risk (RBC Impact Bond Fund).    The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

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Issuer/Credit Risk (Access Capital Community Investment Fund).     Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers for Fund investments. Changes in credit ratings of GSEs, HFAs, or private credit enhancers may constrain their value to the Fund as potential sources of credit enhancement. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Issuer/Credit Risk (RBC Impact Bond Fund).    The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate, making it difficult for the Fund to sell such investments. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Information about a security’s credit quality may be imperfect and a security’s credit rating may be downgraded at any time.

Large Shareholder Transactions Risk (Access Capital Community Investment Fund).    The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance.

Leverage Risk (Access Capital Community Investment Fund).    Leverage may result from certain transactions, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk. The Fund also expects to be required to pledge portfolio assets as collateral for its borrowings. If the Fund is unable to service the borrowings, the Fund may risk the loss of such pledged assets. Lenders also may require that the Fund agree to loan covenants that could restrict its investment flexibility in the future, and loan agreements may provide for

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acceleration of the maturity of the indebtedness if certain financial tests are not met. The Fund may be required to dispose of or seek prepayment of assets at a time it would otherwise not do so to repay indebtedness in a timely fashion.

Market Risk (Both Funds).    One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of a Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by a Fund. Unexpected volatility or illiquidity could impair a Fund’s profitability or result in losses.

Mortgage-Related Securities Risk (RBC Impact Bond Fund).    Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these

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circumstances, the Fund may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

Municipal Obligations Risk (RBC Impact Bond Fund).    Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). These obligations are generally classified as either “general obligation” or “revenue” bonds. Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. Given the recent bankruptcy-type proceedings by the Commonwealth of Puerto Rico, risks associated with municipal obligations are heightened.

Non-Diversified Fund Risk (Access Capital Community Investment Fund).    Because the Fund is non-diversified and, therefore, may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. The Fund’s performance may be more volatile than diversified funds.

Prepayment Risk (Both Funds).    The value of some mortgage-backed and asset-backed securities in which a Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

Qualification for CRA Credit Risk (Access Capital Community Investment Fund).    For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution’s delineated CRA assessment area. The Fund expects that substantially all or most investments made by the Fund will be considered

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eligible for regulatory credit under the CRA. There is no guarantee, however, that an investor will receive CRA credit for its investment in the Fund. For example, a state banking regulator may not consider the Fund eligible for regulatory credit. If CRA credit is not given, there is a risk that an investor may not fulfill its CRA requirements.

Reinvestment Risk (RBC Impact Bond Fund).    Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. If interest rates decline, the underlying security may rise in value, but the cash flows received from that security may have to be reinvested at a lower interest rate. Call risk is a type of reinvestment risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce a security’s price. If a fixed-income security is called, the Fund may have to reinvest proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

U.S. Government Obligations Risk (Access Capital Community Investment Fund).    Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the FHFA announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Additional Risks

In addition to the principal investment risks described above, the Funds will generally be subject to the following additional risks:

Duration Management Risk (RBC Impact Bond Fund).    The Fund’s investments in derivative instruments that are intended to manage duration can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities.

Foreign Issuer Risk (RBC Impact Bond Fund).    Securities of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other

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measures by governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Geographic Focus Risk (RBC Impact Bond Fund).    The Fund may focus its investments in a region or small group of regions. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

High Yield Securities Risk (RBC Impact Bond Fund).    The Fund may hold high yield, high risk securities (commonly known as “junk bonds”) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities have a higher risk of loss, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. Junk bonds have a higher risk of default or are already in default and are considered speculative.

Large Shareholder Transactions Risk (RBC Impact Bond Fund).    The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance.

Liquidation Risk (Both Funds).    To the extent authorized by law, the Funds reserve the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Liquidity Risk (Both Funds).    A Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC defines “liquidity risk” as the risk that a Fund may not be able to meet redemption requests without significantly diluting the interests of remaining shareholders. Liquidity risk exists when particular

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investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

Operational Risk (Both Funds).    The Funds’ investments may be adversely affected due to the operational process of the Funds’ service providers, including the Advisor, transfer agent, custodian or administrator. The Funds may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Regulatory Risk (Both Funds).    Entities that are part of banking organizations, such as the Advisor and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Advisor and its affiliates from engaging in certain trading activities, which may adversely impact the Funds. For example, the so-called “Volcker Rule” prohibits the Advisor and its affiliates from engaging in certain trading activities. A Fund may be adversely impacted by this rule if the Advisor or its affiliates own 25% or more of the Fund’s shares outside of any seeding period permitted by the rule. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. These restrictions may prevent a Fund from maintaining sufficient seed capital and may cause the Fund to liquidate at the end of the period if the Fund is not able to achieve sufficient scale. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

U.S. Government Obligations Risk (RBC Impact Bond Fund).    Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

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Valuation Risk (RBC Impact Bond Fund).    The Fund’s assets are composed mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Designated Target Regions (Access Capital Community Investment Fund: Class I Only)

At the time of their share purchase, investors who purchase $1,000,000 or more of Class I shares may elect to have their investment amounts invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. Regulated financial institutions make a Designated Target Region election for purposes of seeking CRA credit. Others may do so to direct investments to their community or jurisdiction. Investors who purchase under $1,000,000 are not eligible to select a Designated Target Region. Only investors who purchase $1,000,000 or more of Class I shares may elect to allocate their investment to a Designated Target Region in a single or multiple state, Metropolitan Statistical Area, county, or city. In determining whether an investor is eligible to elect to allocate a particular investment to a Designated Target Region, that investment will be aggregated with the investor’s existing account value. Subject to management discretion, certain groups of related shareholders may be eligible to combine their respective investments for the purpose of meeting the $1,000,000 minimum investment threshold. Investors who do not select or are ineligible to select a Designated Target Region will be assigned to any geographic region within the United States determined by the Advisor. Eligible investors may elect a Designated Target Region by completing the appropriate section of the account application, which provides additional information and related requirements. Class A investors are not eligible to select a Designated Target Region.

Each investor will be a shareholder of the Fund. The financial returns on a shareholder’s investment will be determined by that shareholder account’s proportionate share of the total assets in the Fund’s blended overall portfolio, not by the performance of the assets in the Designated Target Region(s) selected by that shareholder.

Community Investments (Access Capital Community Investment Fund)

Community Reinvestment Act of 1977.    The CRA requires the three federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”) and the FDIC, to encourage the institutions they regulate to help meet the credit needs of their local communities, including LMI neighborhoods. Each agency has promulgated rules for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s

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asset size and business lines. An institution’s CRA performance can also be adversely affected by evidence of discriminatory credit practices regardless of its asset size.

CRA Qualified Investments.    A predecessor of the Fund received an interpretative letter from the Federal Financial Institutions Examination Council (“FFIEC”) stating that it was considered eligible for regulatory credit under the CRA. Throughout the period that the predecessor fund operated as a business development company, investments in the fund were considered qualified investments under the CRA. The Fund expects that, as a registered investment company, it will continue to be considered eligible, but there is no guarantee that future changes to the CRA or future interpretations by the FFIEC will not affect the continuing eligibility of the Fund’s investments. So that the Fund itself may be considered a qualified investment, the Fund will seek to invest only in investments that meet the prevailing community investing standards put forth by U.S. regulatory agencies.

In most cases, “qualified investments,” as defined by the CRA, are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold CRA qualifying investments that relate to the institution’s assessment area.

As defined in the CRA, qualified investments are any lawful investments, deposits, membership shares or grants that have as their primary purpose community development. The term “community development” is defined in the CRA as: (1) affordable housing (including multifamily rental housing) for LMI individuals; (2) community services targeted to LMI individuals; (3) activities that promote economic development by financing businesses or farms that meet the size eligibility standards of applicable requirements or have gross annual revenues of $1 million or less; or (4) activities that revitalize or stabilize LMI geographies, designated disaster areas; or distressed or underserved non-metropolitan middle-income geographies designated by the federal banking regulators.

Investments are not typically designated as qualifying investments at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be a qualifying investment with respect to a specific shareholder. The final determinations that Fund shares are qualifying investments are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s determinations.

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or

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farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize LMI areas, a designated disaster area, or non-metropolitan middle-income area that have been designated as distressed or underserved by the institution’s primary regulator; or (5) supports, enables, or facilitates certain projects or activities that meet the “eligible uses” criteria described in the Housing and Economic Recovery Act of 2008. The “eligible uses” include: (1) establishing financing mechanisms for purchase and redevelopment of foreclosed upon homes and residential properties, including such mechanisms as soft-seconds, loan loss reserves, and shared-equity loans for LMI homebuyers; (2) purchasing and rehabilitating homes and residential properties that have been abandoned or foreclosed upon, in order to sell, rent, or redevelop such homes and properties; (3) establishing land banks for homes that have been foreclosed upon; (4) demolishing blighted structures; and (5) redeveloping demolished or vacant properties.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are LMI, or supports permanent job creation, retention, and/or improvement in LMI areas or areas targeted for redevelopment by federal, state, local or tribal governments. An activity may also be considered to promote economic development if it supports permanent job creation, retention, and/or improvement by financing intermediaries that lend to, invest in, or provide technical assistance to start-ups or recently formed small businesses or small farms or through technical assistance or supportive services for small businesses or farms. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between a purchase of Fund shares by an investor and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA qualified investments in the relevant areas, and may also be affected by the Advisor’s policies for allocating securities among its clients as further described under the caption “Trade Allocation and Aggregation” in the SAI. In some cases, the Advisor expects that CRA qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA qualified investments, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be a qualifying investment.

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Commodity Pool Operator Exclusion and Regulation (Both Funds)

The Advisor is registered as a “commodity pool operator” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) and is subject to regulation as a commodity pool operator. However, the Advisor has claimed on behalf of each Fund an exclusion from the definition of the term “commodity pool operator” under CFTC Regulation 4.5, and the Advisor is exempt from registration as a “commodity trading advisor” with respect to the Funds. Accordingly, the Advisor is not subject to regulation as a commodity pool operator or commodity trading advisor with respect to these Funds. The Funds are also not subject to registration or regulation as a commodity pool operator.

The terms of CFTC Regulation 4.5 require each of these Funds, among other things, to adhere to certain limits on their investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Advisor’s or the Funds’ reliance on these exclusions, the Funds’ investment strategies, this Prospectus or the SAI.

Generally, CFTC Regulation 4.5 requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Advisor would be subject to regulation as a commodity pool operator with respect to the Fund. In that case, the Advisor and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

38

Management

Investment Advisor

The Funds are advised by RBC Global Asset Management (U.S.) Inc., a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 84,000 people who serve more than 16 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 34 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402. As of December 31, 2019, the Advisor’s investment team managed approximately [$        ] billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For the advisory services RBC provides, each Fund paid a fee (expressed as a percentage of average daily net assets) during the fiscal year ended September 30, 2019 as follows: [To be provided by amendment]

Access Capital Community Investment Fund	[ %]
RBC Impact Bond Fund	[ %]

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2021 for each Fund in order to maintain net annual fund operating expenses as set forth below.

	Class A	Class I	Class R6	Class IS

Access Capital Community Investment Fund	0.80%	0.45%	N/A	0.40%

RBC Impact Bond Fund	0.70%	0.45%	0.40%	N/A

The expense limitation agreement for the Funds excludes brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months for the Access Capital Community Investment Fund and 3 years for the RBC Impact Bond Fund, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time

39

Management

the fees were waived or expenses paid. Each Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

The Advisor provides certain administrative services necessary for the operation of the Funds, including among other things, (i) providing office space, equipment and facilities for maintaining the Funds’ organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds’ Advisor, Distributor, custodian, independent accountants, legal counsel and others. The Advisor also provides certain CRA-related administrative services to Class I shareholders of the Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, the Advisor is entitled to receive a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with the Advisor is included in the Funds’ most recent Annual Report.

Additional Payments.    The Advisor may make payments, out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services, the distribution of the Funds’ shares, and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Conflicts of Interest Risk.    An investment in a Fund may be subject to actual or potential conflicts of interest. For example, the Advisor and/or its affiliates may face conflicts of interest when receiving compensation for services provided by affiliates in the side-by-side management of the Fund and other client accounts. The Advisor and/or its affiliates may make investment decisions that differ from and/or negatively impact those made on behalf of a Fund. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.

40

Management

Portfolio Managers

The Advisor is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolio. The individuals jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

Portfolio Manager Name	Title	Role on Fund Since[1]	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Access Capital Community Investment Fund[1]
Brian Svendahl	Managing Director, Senior Portfolio Manager	Co-Portfolio Manager on Fund since 10/2012; Portfolio Manager on Fund 9/2012 to 10/2012; Co-Portfolio Manager on Fund 10/2006 to 8/2012	29 years	BS, University of Minnesota; BBA and MBA, University of Minnesota, Carlson School of Management; CFA Charterholder and member of the CFA Society of MN	Managing Director and Senior Portfolio Manager at the Advisor since 2005

Scott Kirby	Senior Portfolio Manager	Co-Portfolio Manager on Fund since 10/2012	33 years	BS, University of Minnesota; MBA, University of Minnesota, Carlson School of Management	Senior Portfolio Manager at the Advisor since 2012; Manager of Investments, Northwest Area Foundation, 2010 to 2012

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Management

Portfolio Manager Name	Title	Role on Fund Since[1]	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years

RBC Impact Bond Fund
Brian Svendahl	Managing Director, Senior Portfolio Manager	Portfolio Manager on Fund since 2017	29 years	BS, University of Minnesota; BBA and MBA, University of Minnesota, Carlson School of Management; CFA Charterholder and member of the CFA Society of MN	Managing Director and Senior Portfolio Manager at the Advisor since 2005

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Funds’ SAI.

1	For the Access Capital Community Investment Fund, this information reflects the role of the portfolio managers of the Fund and its predecessor fund.

42

Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated.    The NAV is the value of a single share. A separate NAV is calculated for each class of shares of a Fund. The NAV is calculated by adding the total value of a Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

1.	NAV is calculated separately for each class of shares.

2.	You can find the Funds’ NAVs daily in various newspapers, at www.bloomberg.com, www.rbcgam.us or by calling 1-800-422-2766.

NAV =	Total Assets of Class – Liabilities
Number of Shares Outstanding

The per share NAV of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE (“Value Time”).

Your order for purchase, sale or exchange of shares is generally based on the next applicable price calculated after your order is received in good order by the Funds’ transfer agent. For example: If you place a purchase order to buy shares of a Fund, it must be received before 4:00 p.m. Eastern time in order to receive the NAV, plus any applicable sales charges, calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, it will be based on the NAV, plus any applicable sales charges, calculated on the next business day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Funds’ transfer agent at the time it is received by the intermediary.

You may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Funds are disrupted as well. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Funds would also price shares in accordance with the above procedures.

Valuation of Portfolio Securities.    On behalf of each Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Funds’ securities are generally valued at current market prices. In accordance with

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Shareholder Information

the Funds’ pricing and valuation procedures, fixed income securities are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities. In general, when the market value of a portfolio security is readily available, the Fund will rely on independent pricing services or market quotes from independent broker-dealers to determine the market value of portfolio securities. Domestic and foreign fixed income securities and non-exchange traded derivatives are generally priced using valuations provided by independent pricing vendors. Prices obtained from pricing vendors utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Exchange traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Investments in open-end investment companies are valued at the net asset value of those companies, and those companies may use fair value pricing as described in their prospectuses.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the Value Time; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that a Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, if a Fund invests in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and the Value Time. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

44

Shareholder Information

Investment Minimums

You may purchase shares of the Funds through the Funds’ Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment
Class A Shares	Amount
Regular Account	$2,500
IRA	$250

Class I Shares
Regular Account	$1,000,000
Through Qualified Retirement Plans	$0

Class R6 Shares
Institutional Investors[2]	$1,000,000
Eligible Investors[2]	$0

Class IS Shares
Regular Account	$2,500
Through Qualified Retirement Plans	$0

Minimum Subsequent Investment
Amount
Class A Shares	None

Class I Shares	None

Class R6 Shares	None

Class IS Shares	None

1	Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund which are processed based on the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bank Global Fund Services. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers.

2	For more information about Institutional Investors and Eligible Investors see “Additional Information About Purchasing and Selling Shares” below.

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Shareholder Information

Purchasing and Adding to Your Shares

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. You may purchase shares directly from the Funds by completing a new account application. Contact U.S. Bank Global Fund Services, the Funds’ transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	• Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

•  Make your check payable to “RBC Funds” and include the name of the Fund in which you are investing. All purchases must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks or any conditional order or payment.

• Mail your application and check to:
RBC Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

• By registered/overnight mail, send to:
RBC Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

•  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	• To purchase shares by wire, the Funds’ transfer agent must have received a completed application and issued an account number to you.

• Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.

• Please use the following wire instructions:
U.S. Bank, N.A.
ABA # 075000022
Credit: U.S. Bank Global Fund Services
Account: 182380369377
Further Credit: RBC Funds
Shareholder Name and Account Number

•  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Shareholder Information

By Exchange from Another RBC Fund	1-800-422-2766	If you already have an account with us and your account is authorized for telephone and/or Internet transaction privileges, you may open an account in all RBC Funds except the U.S. Government Money Market Fund (RBC Institutional Class 2 and RBC Investor Class). The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Lost Accounts/ Unclaimed Assets	Please note that based upon statutory requirements for returned mail, the Funds and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

To Add to an Account.    To add to an account, you may follow any one of the following steps:

By Telephone	1-800-422-2766	You may make additional investments by telephone if your account has been opened for at least 15 days. After the Fund receives and accepts your request, the Fund will deduct from your checking or savings account (requires banking information to be on file and your bank must be a member of the ACH network) the cost of the shares. Availability of this service is subject to approval by the Fund and the participating banks.

By Mail	• Make your check payable to [Name of Fund] and include your account number on your check.

• Mail the stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:

• Account name and account number

• Fund name

• Share class

• Mail your additional investment to:
RBC Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

• By registered/overnight mail, send to:
RBC Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

•  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

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Shareholder Information

By Wire	• To purchase shares and make additional investments by bank wire, please use the following wire instructions:

U.S. Bank, N.A. ABA#075000022 Credit: U.S. Bank Global Fund Services Account: 182380369377 Further Credit: RBC Funds Shareholder Name and Account Number

•  Wired share purchases should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to U.S. Bank, N.A.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

• Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.

Automatic Investment Plan (Class A Shares Only)	You may establish an Automatic Investment Plan to make additional purchases at regular intervals from your pre-established bank account. Your financial institution must be a member of the Automated Clearing House (ACH) to participate.

By Exchange from Another RBC Fund	Please refer to the information under “Exchanging Your Shares” below.

You can also add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Investment Plan

Once your account has been established, you may make additional purchases of Class A shares at regular intervals through the Automatic Investment Plan (AIP). This Plan provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly, quarterly, semi-annual or annual basis in amounts of $50 or more. In order to participate in the Plan your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 1-800-422-2766 for instructions. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to the effective date.

Dividends and Distributions and Directed Dividend Option

Dividends and distributions will be automatically reinvested unless you request otherwise. Dividends will differ among classes of a Fund due to differences in distribution and other class-specific operating expenses. Capital gains, if any, are distributed at least annually. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and/or dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, have

48

Shareholder Information

distributions reinvested in the Funds, or into another eligible RBC Fund (as set forth under the caption “Exchanging Your Shares”). You should maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time in writing or by telephone at least five days prior to the record date of the distribution. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (See “Shareholder Information — Dividends, Distributions and Taxes”).

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Shareholder Information

Selling Your Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

To sell shares please contact U.S. Bank Global Fund Services, the Fund’s transfer agent:

By Phone	1-800-422-2766	You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	RBC Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

1.  In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a signature guarantee is required.

2. Mail or courier the letter to the applicable address above or below.

3.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Overnight Courier	RBC Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

By Wire	Redemption proceeds may be wired to your pre-identified bank account. A $15 fee is deducted from your redemption proceeds for complete and share redemptions of Class A shares. In case of a partial redemption, the fee of $15 will be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a signature guarantee is required.

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Shareholder Information

Systematic Withdrawal Plan (Class A Shares Only)

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (SWP). Under the Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the Plan, your account balance must be at least $10,000. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the transfer agent at least five days prior to the next scheduled withdrawal.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your account, which includes any dividends credited to your account, the account will ultimately be depleted.

You may specify a dollar amount to be withdrawn monthly, quarterly or annually. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic withdrawal plan (SWP). If you wish to establish a SWP, please complete this section of the account application or contact the transfer agent for further instructions. Depending upon how long you have held your shares, contingent deferred sales charges may apply for Class A shares.

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Shareholder Information

Additional Information About Purchasing and Selling Shares

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change their transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. All purchases must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, or any conditional order or payment.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.

The Funds may waive their minimum purchase requirement. Each of the Funds, the Distributor, the Advisor and the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Fund and its shareholders.

The Funds do not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Class A Eligibility.    Each Fund offers Class A shares to investors who meet the minimum initial investment requirements. There is a $2,500 minimum initial investment requirement for Class A shares ($250 minimum for IRA accounts) and no minimum required for additional investments.

Class I Eligibility.    Each Fund offers Class I shares to individuals or institutions with a $1,000,000 minimum requirement for initial investment, and no minimum required for additional investments. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. The minimum requirement for initial investment for Class I does not apply to investments by employees of the Advisor or its affiliates, officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents-in-law, sons and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings).

Investors who hold Class I shares of the Fund through a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program

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Shareholder Information

provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

Class R6 Eligibility.    Class R6 shares are offered by the RBC Impact Bond Fund to Institutional Investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors. Institutional Investors (including endowments and foundations) are investors deemed appropriate by the Advisor that hold shares of the Fund through an account held directly with the Fund and that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. Eligible Investors are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of the Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, KEOGHs, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Class IS Eligibility.    Class IS shares (Access Capital Community Investment Fund) are available to investors who meet the $2,500 minimum initial investment requirement. There is no minimum required for additional investments. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement for initial investment for the Fund does not apply to investments by employees of the Advisor or its affiliates, officers and trustees of the Fund, partners or employees of law firms that serve as counsel to the fund or the Fund’s independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents-in-law, sons and daughters-in-law, sibling’s spouse, and a spouse’s siblings).

Minimum Account Size for Class I and Class A Shares.    You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for Class A shareholder accounts and $1,000,000 for Class I shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No CDSC will be imposed on shares redeemed as a result of involuntary account closing.

Minimum Account Size for Class R6 Shares.    Institutional Investors in Class R6 shares must maintain a minimum account value equal to the current minimum regular initial investment, which is $1,000,000 for Class R6

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shareholder accounts. There is no minimum account size requirement for Eligible Investors. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

Minimum Account Size for Class IS Shares.    You must maintain a minimum account value equal to the current minimum initial investment which is $2,500 for Class IS shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

Timing of Purchases and Sales of Shares.    You may purchase or sell shares of the Funds based on the NAV, plus any applicable sales charges, next determined after your request is received in good order. All requests received in good order before 4:00 p.m., Eastern Time, on a business day will be executed on that same day. Requests received after 4:00 p.m., Eastern Time, on a business day will be processed the next business day at the next business day’s NAV, plus any applicable sales charges. A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased along with payment for the shares. If you are paying with federal funds (wire), your order will be considered received when the Funds or their transfer agent receives the federal funds.

Each of the Funds, the Distributor, the Advisor or the transfer agent reserves the right to reject any purchase request for any reason. The Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objective and policies. Acceptance of such purchases will be at the Advisor’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

For accounts held directly with the Funds, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire or ACH within two business days following receipt of the redemption order by the Funds. For payment by check, the Funds typically expect to mail the check within two business days following receipt of the redemption order by the Funds.

For accounts held through a financial intermediary, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Funds. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or ACH or by

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mailing a check within two business days following receipt of a redemption order from the financial intermediary by the Funds. For payments that are made to your financial intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the financial intermediary within one to two business days following receipt of the redemption order from the financial intermediary by the Funds. The settlement of redemption proceeds is determined by the Depository Trust and Clearing Corporation (“DTCC”) based on the order transmitted through Fund/SERV.

Each Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, each Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. Redemptions of Fund shares may be suspended when trading on the NYSE is closed or is restricted, in the event of an early or unscheduled close of the primary trading markets for the Funds’ portfolio instruments, or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Fund may delay redemption payments for more than seven days, as permitted by law.

In addition, a temporary hold may be placed on the payment of redemption proceeds if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to 10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction.

The Funds cannot accept requests that contain special conditions or effective dates. The Funds may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

If you request a redemption within 15 calendar days of purchase, the Funds will delay sending your proceeds until it has collected unconditional payment, which may take up to 15 calendar days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For

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your protection, if your account address has been changed within the last 30 calendar days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees.    You may withdraw from your account at any time. Certain requests will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

A signature guarantee from either a Medallion program member or a non-medallion program member is required in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Redemption in Kind.    Each Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In addition to paying redemption proceeds in cash, each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will also bear the market risk of securities you hold until the securities are sold. While the Funds do not routinely use

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redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after receipt of the redemption order by the Fund. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

Form of Distributions.    By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via wire transfer, ACH, or have distributions reinvested back into your account with a Fund.

Telephone Purchase, Exchange and Redemption Privileges.    Shareholders who open accounts with the Funds can accept telephone purchases, exchange and redemption privileges on the account application. If you call the Funds, the Funds’ representative may request personal identification and may record the call. IRA account holders may redeem or exchange shares by telephone. If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. Shareholders redeeming from IRA accounts by telephone will be asked whether or not to withhold taxes from any distribution.

IRA and Keogh Account Maintenance Fees.    A $15 annual maintenance fee is charged on all IRA and Keogh accounts. Multiple IRA or Keogh accounts associated with a single social security number are charged a maximum annual maintenance fee of $30. If an annual maintenance fee has not yet been charged when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time. Additionally, a $25 fee will be imposed on non-periodic withdrawals or terminations from IRAs and Keogh plans.

Corporations, Trusts and Other Entities.    Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens.    Shares of the Funds may be offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.

Anti-Money Laundering Procedures.    Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the

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USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application, close your account or take such other action as we deem reasonable as permitted by law. Please review your account application for additional information.

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Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of a Fund and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing RBC Fund account, please refer to “Purchasing and Adding to Your Shares” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange shares between all RBC Funds except the U.S. Government Money Market Fund (RBC Institutional Class 2 and RBC Investor Class).

By Telephone	1-800-422-2766	You may make exchanges from one identically registered RBC Fund account into another eligible RBC Fund account, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail RBC Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1.  In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

2. Mail or courier the letter to the applicable address above.

3. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

Monthly Exchanges	You may authorize monthly exchanges from one eligible RBC Fund into another eligible RBC Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

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Additional Policies on Exchanges

The RBC Funds reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

With the exception of exchanges to or from the U.S. Government Money Market Fund (whose shares are offered through another prospectus) and Class I share exchanges into Class R6 shares and Class IS shares (as noted below), the share class must be the same in the two funds involved in the exchange. Except for exchanges of Class A shares of the RBC Short Duration Fixed Income Fund or RBC Ultra-Short Fixed Income Fund (whose shares are offered through another prospectus) into Class A shares of any other RBC Fund, no front-end sales charge will be assessed. Because Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund are not subject to a front-end sales charge, you will be subject to the payment of a sales charge at the time of exchange into Class A shares of any other RBC Fund based on the amount that you would have owed if you directly purchased Class A shares of that RBC Fund (less any sales charge previously paid in connection with shares exchanged for such shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund, as applicable). In addition, purchases of Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund are not included in the calculations of rights of accumulation and other reductions of sales charges applicable to purchases of other RBC Funds. For complete information on the RBC Fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Call us for a free copy or contact your investment representative. With the exception of exchanges to the U.S. Government Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into. Exchanges to the U.S. Government Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. To the extent that an RBC Fund offers Class R6 shares or Class IS shares, Class I shares of that Fund may be exchanged for Class R6 shares or Class IS shares of that Fund at any time, provided that all eligibility requirements for investment in Class R6 shares or Class IS shares are met. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	TOD Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts (not available for Class R6 shares)

•	Traditional IRA accounts (not available for Class R6 shares)

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•	Roth IRA accounts (not available for Class R6 shares)

•	Simplified Employee Pensions

Telephone Services.    Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Funds by telephone or may encounter higher than usual call waits. If this happens, contact the Funds by mail or allow sufficient time to place your telephone transaction. The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the RBC Funds will be liable for any losses due to unauthorized or fraudulent instructions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).

Shareholder Mailings.    To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semi-annual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling the RBC Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. On behalf of the RBC Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Funds for costs associated with it.

Restriction and Rejection of Purchase or Exchange Orders.    The RBC Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. The RBC Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

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If detected, once an accountholder makes five exchanges between RBC Funds during a calendar year, the ability to make additional exchanges for that account may be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The RBC Funds’ policy limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the RBC Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the RBC Funds may be limited in their ability to detect excessive trading or enforce its market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the RBC Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Funds, even if the above limits have not been reached, the RBC Funds may take steps to restrict or prohibit further trading in the Funds by that investor or through that intermediary. As stated above, the Funds reserve the right to restrict or reject a purchase order for any reason without prior notice. The Funds also reserve the right to terminate an investor’s exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices.    Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

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To the extent that a Fund invests in securities that may trade infrequently, such as private placements, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. Because these securities may trade infrequently, the Funds may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.us. Within 10 business days of month-end, each Fund’s complete portfolio holdings and its weightings are posted until replaced by the next month’s information.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges. The Class I shares, Class R6 shares and Class IS shares of the Funds have no sales charges or distribution/service (12b-1) fees and, generally, have lower annual expenses than Class A shares. The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.

	Class A	Class I	Class R6	Class IS

Sales Charge (Load)	Maximum sales charge of 3.75%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No sales charge	No sales charge	No sales charge

Distribution and Service (12b-1) Fee	0.25%[1]	None	None	None

Fund Expenses	Higher annual expenses than Class I, Class R6 and Class IS shares	Lower annual expenses than Class A shares	Lower annual expenses than Class A and Class I shares	Lower annual expenses than Class A and Class I shares

1	Under the 12b-1 plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to a maximum annual limit of up to 0.50% of average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

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Front-End Sales Charges.    Front-end sales charges are imposed on sales of Class A shares at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares” below.) These sales charges will be waived for purchases (i) in accounts invested through wrap programs in which the Fund participates, (ii) through “one-stop” mutual fund networks, (iii) through trust companies and banks acting in a fiduciary, advisory, agency, custodial or similar capacity, or (iv) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. Because of rounding in the calculation of the “offering price,” the actual sales charge you pay may be more or less than that calculated using the percentages shown below. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers, expressed as a percentage of the offering price of the Fund’s shares.

	Sales Charges as a Percentage of			Dealer Concession as a Percentage of Offering Price
For Purchases:	Offering Price		Net Amount Invested
Less than $100,000	3.75%		3.90%	3.00%
$100,000 — $249,999.99	3.50%		3.63%	2.75%
$250,000 — $499,999.99	2.50%		2.56%	2.00%
$500,000 — $749,999.99	2.00%		2.04%	1.60%
$750,000 — $999,999.99	1.50%		1.52%	1.20%
$1,000,000 and over	0.00%	*	0.00%	0.00%	**

*	A 1.00% CDSC is imposed on redemptions made within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid. See “Contingent Deferred Sales Charge” below.

**	The Distributor may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members.    You may combine accounts in RBC Funds Class A shares of the Funds listed in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund) in order to qualify for a reduced sales charge (load). The following types of accounts may be aggregated for purposes of reducing the initial sales charge:

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

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Letter of Intent.    By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of the Fund and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund). Any shares purchased within 90 days prior to the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 3.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Fund you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Rights of Accumulation.    For the purpose of qualifying for the lower sales charge rates that apply to larger purchases, you may combine your new purchase of Class A shares with shares of currently owned holdings in Class A shares of the Fund and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund). The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on NAV of all other Class A shares you own. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE FUND, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

Contingent Deferred Sales Charges.    For Class A shares, a 1.00% CDSC is imposed on redemptions made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any

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CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Waiving Contingent Deferred Sales Charges.    The contingent deferred sales charge on Class A shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary

•

Permitted exchanges of shares between funds (However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived.)

The contingent deferred sales charge on Class A shares may also be waived for redemptions through a systematic withdrawal plan if such transactions do not exceed 12% of the value of an account annually.

The Fund does not provide additional information on sales charges on its website because the information is contained in the Prospectus, which is available on the Fund’s website at www.rbcgam.us.

Distribution and Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1. Rule 12b-1 fees paid pursuant to the plan compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the 12b-1 plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of average daily net assets attributable to Class A shares of the Fund. Up to 0.25% of this fee may be used for shareholder servicing. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A and Class I shares of the Funds, as applicable, to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Funds may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15% of the average daily value of net assets of the relevant share class. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

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Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions.    Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually, generally in December. Dividends will also be paid at any time during the month upon total redemption of shares in an account. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Annual Statements.    Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.”    At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations.    Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of a Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

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Shareholder Information

Sale or Redemption of Fund Shares.    You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in a Fund, including an exchange for shares of another RBC Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. A Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.    An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding.    By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at the applicable rate on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes.    Fund distributions and gains from the sale or exchange of your Fund shares also may be subject to state, local and foreign taxes.

Non-U.S. Shareholders.    Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in more detail in the SAI.

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Shareholder Information

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of RBC Funds Trust is vested in the Board of Trustees. At its inception in 1998, the Access Capital Strategies Community Investment Fund (the predecessor fund to the Access Capital Community Investment Fund), elected status as a business development company under the 1940 Act, but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the RBC Funds Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008. Throughout this Prospectus, where appropriate in light of the context, the term “Fund” for the Access Capital Community Investment Fund includes the predecessor fund.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information has been audited by [                    ], whose Report of the Independent Registered Public Accounting Firm, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available free of charge at www.rbcgam.us or by calling 1-800-422-2766. The financial highlights of the Access Capital Community Investment Fund for the period ended September 30, 2015 were audited by another independent registered public accounting firm. Financial highlights are not included for Class A shares of the RBC Impact Bond Fund because Class A shares have not commenced operations as of the date of this Prospectus. [To be provided by amendment.]

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Financial Highlights

Access Capital Community Investment Fund

71

Financial Highlights

Access Capital Community Investment Fund (cont.)

72

Financial Highlights

RBC Impact Bond Fund

73

Financial Highlights

RBC Impact Bond Fund (cont.)

74

Privacy Policy

RBC Funds

Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to our affiliates and to third parties who are not affiliated with the RBC Funds. Our affiliates are companies that are related by common ownership or control.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•  Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•  Account History, including information about the transactions and balances in a customer’s accounts; and

•  Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the RBC Funds.

Disclosure of Customer Information

We may disclose all of the information described above to our affiliates and to certain third parties who are not affiliated with the Fund under one or more of these circumstances:

•  As Authorized — if you request or authorize the disclosure of the information.

•  As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•  Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports

We require service providers to the RBC Funds:

•  To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

•  To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

•  To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation	The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

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For more information about the Fund, the following documents are available free upon request, once available:

Annual/Semi-Annual Reports (Reports):

The Funds’ Reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contacting the Funds at:

RBC Funds

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.rbcgam.us for a free copy of the Funds’ Prospectus, SAI or Reports.

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.	RBC Impact PRO 01/20

RBC BlueBay Global Bond Fund Prospectus

January 28, 2020

Class A:	
Class I:	RBTRX
Class R6:	RBDRX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

RBC Global Asset Management™

Fund Summary
This Prospectus describes the RBC BlueBay Global Bond Fund offered by RBC Funds Trust. Carefully review this important section, which summarizes the Fund’s investment objectives, principal investment strategies and risks, past performance, and fees.	1 6	RBC BlueBay Global Bond Fund Important Additional Information

More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks
	7	Investment Objectives
	7	Principal Investment Strategies
	7	Principal Risks
	10	Additional Risks
	11	Commodity Pool Operator Exclusions and Regulation

Management
The Fund is managed by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and is sub-advised by BlueBay Asset Management LLP (“BlueBay” or the “Sub-Advisor”) and BlueBay Asset Management USA LLC (“BlueBay US”).	12 13 14	Investment Advisor Investment Sub-Advisors Portfolio Managers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	15 16 17	Pricing of Fund Shares Investment Minimums Purchasing and Adding to Your Shares
	18	Automatic Investment Plan
	18	Dividends and Distributions and Directed Dividend Option
	18	Selling Your Shares
	19	Additional Information About Purchasing and Selling Shares
	22	Exchanging Your Shares
	22	Additional Policies on Exchanges
	23	Additional Shareholder Services
	23	Market Timing and Excessive Trading
	24	Disclosure of Portfolio Holdings
	24	Distribution Arrangements/Sales Charges
	26	Shareholder Servicing Plan
	27	Dividends, Distributions and Taxes
	28	Organizational Structure

Investment Practices
29

Financial Highlights
31

Privacy Policy
40

Back Cover
Where to Learn More About the Fund

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Fund Summary	RBC BlueBay Global Bond Fund

Investment Objective

The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page [    ] of this Prospectus.

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	%	%	%
Acquired Fund Fees and Expenses[3]	%	%	%

Total Annual Fund Operating Expenses	%	%	%
Fee Waiver and/or Expense Reimbursement[4]	%	%	%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	%	%	%

1	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect current fees that became effective on September 27, 2019.

3	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.77% of the Fund’s average daily net assets for Class A shares, 0.52% for Class I shares and 0.47% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$	$	$
Three Years	$	$	$
Five Years	$	$	$
Ten Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [%] of the average value of its portfolio.

1

Fund Summary	RBC BlueBay Global Bond Fund

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of U.S. and non-U.S. issuers that are considered by the Sub-Advisor to have the potential to provide a high level of total return. Fixed income securities include bonds, debt securities, convertible bonds and asset-backed securities issued by various U.S. and non-U.S. public- or private-sector entities, derivatives and cash equivalents. The Fund will invest primarily in investment grade rated fixed income securities from sovereign or corporate issuers globally, including emerging markets. The Fund’s investments may be denominated in both the U.S. Dollar and currencies of other developed countries and in currencies of the local emerging market countries. Currencies of developed countries include, but are not limited to: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g., Brazil bonds issued in Brazilian Real). Under normal market conditions, the Fund invests at least 40% of its net assets in the securities of issuers located outside of the United States. The Fund’s performance will be managed relative to its benchmark index.

The Fund may also invest up to 15% of its net assets in non-investment grade securities (commonly referred to as “junk bonds”), which are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund.

The Fund may invest up to 20% of its net assets in convertible bonds, warrant-linked bonds and similar convertible instruments issued by domestic or international issuers. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, contingent convertible securities, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation.

The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund’s investments may be of any maturity.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, foreign exchange forwards, non-deliverable forwards, total return swaps, interest rate swaps, currency swaps, options, futures, swaptions and credit default swaps), primarily in fixed income securities that are investment grade. The Fund may also use repurchase and reverse repurchase agreements.

The Fund engages in active and frequent trading of its portfolio securities, which results in high portfolio turnover.

Principal Risks

The Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Sub-Advisor makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up and you can lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The principal risks of investing in the Fund include:

Emerging Markets Risk.    The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Foreign Risk.    Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Sovereign Debt Risk.    The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Investing in the European Union Risk.    Investments in certain countries in the European Union are susceptible to economic risks associated with high levels of government debt. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would subject its currency and banking system to increased risk. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets,

2

Fund Summary	RBC BlueBay Global Bond Fund

which may adversely affect the Fund’s investments. Additionally, the reintroduction of national currencies in one or more Eurozone countries or the abandonment of the Euro as a currency could have major negative effects on the Fund’s investments as well as the ability of the Fund’s counterparties to fulfill their obligations.

Currency Risk.    Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Investment Grade Securities Risk.    Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues. Investments in the Fund are subject to additional risks associated with municipal securities.

Convertible Securities Risk.    Market values of convertible securities depend on a number of factors including equity and credit risk, volatility risk, interest rate risk, among others. A convertible security’s market value, however, tends to rise when the market price of the common stock of the issuing company rises. If the value of the underlying common stock or the level of the index involved in the convertible component is below the exercise price of the warrant or option at maturity, the convertible security will maintain its value, while the warrant or option itself will have no value.

Interest Rate Risk.    The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Asset-Backed Securities Risk.    Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, reverse repurchase agreements, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk.    The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

High Yield Securities Risk.    High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Small Company Risk.    The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

High Portfolio Turnover Risk.    High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Valuation Risk.    The Fund’s assets are composed mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Custodial Risk.    The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

3

Fund Summary	RBC BlueBay Global Bond Fund

Credit Spread Risk.    The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Issuer/Credit Risk.    There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A and Class R6 shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Returns – Class I Shares

[To be updated by amendment]

During the periods shown in the chart for the Class I Shares of the Fund:
	Quarter	Year	Returns
Best quarter:
Worst quarter:

Performance Table

The table below shows before and after-tax returns for Class I shares only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class R6 shares of the Fund are December 9, 2014 and December 27, 2016, respectively. Performance shown for Class R6 shares prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class R6 shares. The actual returns of Class A shares would have been lower than those shown for Class I shares and Class R6 shares because Class A shares have a sales load and higher expenses than Class I shares and Class R6 shares.

Effective September 27, 2019, certain changes were made to the Fund’s principal investment strategies. The Fund’s performance information prior to September 27, 2019 relates only to the Fund’s former principal investment strategies.

Average Annual Total Returns (for the periods ended December 31, 2019)
	Past Year	Since Inception
Class I Return Before Taxes	%	%
Class I Return After Taxes on Distributions	%	%
Class I Return After Taxes on Distributions and Sale of Shares	%	%
Class R6 Return Before Taxes	%	%
Bloomberg Barclays Global Aggregate Bond Index USD Hedged (reflects no deduction for fees, expenses or taxes)[1]	%	%
3-Month USD LIBOR Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2014)%		%

1	The Fund’s index was previously the 3-Month USD LIBOR Index. Effective September 27, 2019, the Fund changed its benchmark to the Bloomberg Barclays Global Aggregate Bond Index USD Hedged to more accurately reflect the characteristics of the Fund.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

4

Fund Summary	RBC BlueBay Global Bond Fund

Investment Sub-Advisors

BlueBay Asset Management LLP (“Sub-Advisor” or “BlueBay”) and BlueBay Asset Management USA LLC (“BlueBay US”).

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Kaspar Hense, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2019.

•	Mark Dowding, Chief Investment Officer and Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2019.

•	Alexandria Sun, Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2019.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page [    ] of this Prospectus.

5

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Fund by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The following table provides the Fund’s minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:

Class A	$2,500 ($250 IRA)

Class I	$1,000,000 ($0 through Qualified Retirement Benefit Plans)

Class R6	$1,000,000 for Institutional Investors[1] $0 for Eligible Investors[1]
Minimum Subsequent Investment:

Class A	None

Class I	None

Class R6	None

1	For more information about Institutional Investors and Eligible Investors, see “Additional Information about Purchasing and Selling Shares” on page of this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives

The Fund’s investment objective described in the “Fund Summary” section of this Prospectus is non-fundamental and may be changed by the Board of Trustees (“Board”) without shareholder approval.

Principal Investment Strategies

RBC BlueBay Global Bond Fund.    The information below describes in greater detail the Fund’s principal investment strategies. A further discussion of permissible investments can be found in the Fund’s Statement of Additional Information (“SAI”).

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets, measured at the time of purchase, in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of U.S. and non-U.S. issuers that are considered by the Sub-Advisor to have the potential to provide a high level of total return. Fixed income securities include bonds, debt securities, convertible bonds and asset-backed securities issued by various U.S. and non-U.S. public- or private-sector entities, derivatives and cash equivalents. The Fund will invest primarily in investment grade rated fixed income securities from sovereign or corporate issuers globally, including emerging markets. The Fund’s investments may be denominated in both the U.S. Dollar and currencies of other developed countries and in currencies of the local emerging market countries. Currencies of developed countries include, but are not limited to: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g., Brazil bonds issued in Brazilian Real). Under normal market conditions, the Fund invests at least 40% of its net assets in the securities of issuers located outside of the United States. The Fund’s performance will be managed relative to its benchmark index.

For the purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The 80% investment policy may be changed by the Board without shareholder approval. The Fund will provide notice to its shareholders at least 60 days prior to any change to its 80% investment policy.

The Fund may also invest up to 15% of its net asset in non-investment grade securities, which are securities rated Ba1 or BB+ or below by Moody’s or S&P, respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund.

The Fund may invest up to 20% of its net assets in convertible bonds, warrant-linked bonds and similar convertible instruments issued by domestic or international issuers. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, contingent convertible securities, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation.

The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund’s investments may be of any maturity.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, foreign exchange forwards, non-deliverable forwards, total return swaps, interest rate swaps, currency swaps, options, futures, swaptions and credit default swaps), primarily in fixed income securities that are investment grade. The Fund may also use repurchase and reverse repurchase agreements. The Fund’s investments in these instruments may have a significant impact on the Fund’s portfolio.

The Fund engages in active and frequent trading of its portfolio securities, which results in high portfolio turnover.

Temporary Defensive Investing.    The Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. This could prevent losses, but if the Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Principal Risks

The Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Sub-Advisor makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up and you can lose money by investing in the Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency, entity, or person.

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

The principal risks of investing in the Fund are identified in the “Fund Summary” section of this Prospectus and are further described below.

Active Management Risk.    The Fund is subject to management risk because it is an actively managed investment portfolio. Each Sub-Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Asset-Backed Securities Risk.    Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by nongovernmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Convertible Securities Risk.    Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The market values of convertible securities may decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to rise when the market price of the common stock of the issuing company rises. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Credit Spread Risk.    The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads of the issuer’s securities.

Currency Risk.    Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Fund may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Changes in exchange rates between currencies or the conversion from one currency to another may cause the value of the Fund’s investments to decline or increase. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and the relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

Custodial Risk.    The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Emerging Markets Risk.    The Fund may invest in less developed or emerging markets. These markets may be volatile and illiquid and the investments of the Fund in such markets may be considered speculative and subject to significant delays in settlement. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties which are less well capitalized, and custody and registration of assets in some countries may be unreliable. Delays in settlement could result in investment opportunities being missed if the Fund is unable to acquire or dispose of a security. Additional significant risks include a higher possibility of the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country if the United States, or other nations or other governmental entities (including supranational entities) impose sanctions on issuers that limit or restrict foreign investment, the movement of assets or other economic activity in the country due to political, military or regional conflicts or due to terrorism or war.

There may be less government supervision, legal regulation and less well defined tax laws and procedures than in countries with more developed securities markets. Some emerging markets governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are particularly significant. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems. In addition, as a result of its investments in emerging markets the Fund may be invested in securities of smaller companies that are riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Foreign Risk.    Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from political, diplomatic, or regional conflicts; terrorism or war; internal or external policies or economic sanctions limiting or restricting foreign investment, the movement of assets or other economic activity, such as the imposition of exchange controls, confiscations and other government restrictions; or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

High Portfolio Turnover Risk.    High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect the Fund’s performance.

High Yield Securities Risk.    The Fund may invest in high yield, high risk securities (commonly known as “junk bonds”) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities have a higher risk of loss, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. Junk bonds have a higher risk of default or are already in default and are considered speculative. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

Interest Rate Risk.    Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Convertible securities may or may not decline in value in response to higher interest rates. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Given that the Federal Reserve Board has begun, and may continue, to raise interest rates, the Fund may face a heightened level of interest rate risk.

Investing in the European Union Risk.    Investments in certain countries in the European Union are susceptible to economic risks associated with high levels of government debt. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would subject its currency and banking system to increased risk. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments. Additionally, the reintroduction of national currencies in one or more Eurozone countries or the abandonment of the Euro as a currency could have major negative effects on the Fund’s investments as well as the ability of the Fund’s counterparties to fulfill their obligations.

Investment Grade Securities Risk.    The Fund may invest in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Issuer/Credit Risk.    The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Information about a security’s credit quality may be imperfect and a security’s credit rating may be downgraded at any time.

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, reverse repurchase agreements, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund’s management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, of 1940, as amended, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC-or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk.    The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC defines “liquidity risk” as the risk that the Fund may not be able to meet redemption requests without significantly diluting the interests of remaining shareholders. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. Because the Fund’s principal investment strategies involve foreign (non-U.S.) securities and other securities with substantial market and/or credit risk, the Fund will tend to have relatively greater liquidity risk. Liquidity risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal.

Market Risk.    The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. The success of the Fund’s investment programs may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Small Company Risk.    The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Sovereign Debt Risk.    The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Valuation Risk.    The Fund’s assets are composed mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different to the estimated fair values of these investments.

Additional Risks

In addition to the principal investment risks described above, the Fund will generally be subject to the following additional risks:

Counterparty Risk.    The Fund may be subject to the risk of the failure of any markets in which its positions trade, of its clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Issuer Risk.    Securities of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

Large Shareholder Transactions Risk.    The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance.

Liquidation Risk.    To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Operational Risk.    The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Regulatory Risk.    Entities that are part of banking organizations, such as the Advisor and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Advisor and its affiliates from engaging in certain trading activities, which may adversely impact the Fund. For example, the so-called “Volcker Rule” prohibits the Advisor and its affiliates from engaging in certain trading activities. The Fund may be adversely impacted by this rule if the Advisor or its affiliates own 25% or more of the Fund’s shares outside of any seeding period permitted by the rule. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy. These restrictions may prevent the Fund from maintaining sufficient seed capital and may cause the Fund to liquidate at the end of the period if the Fund is not able to achieve sufficient scale. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

Commodity Pool Operator Exclusions and Regulation

The Advisor is registered as a “commodity pool operator” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) and National Futures Association (“NFA”) and is subject to regulation as a commodity pool operator. However, the Advisor has claimed on behalf of the Fund an exclusion from the definition of the term “commodity pool” under CFTC Regulation 4.5, and each of the Advisor and Sub-Advisor is exempt from registration as a “commodity trading advisor” with respect to the Fund. Accordingly, neither the Advisor nor Sub-Advisor is subject to regulation as a commodity pool operator or commodity trading advisor with respect to this Fund. The Fund is also not subject to registration or regulation as a commodity pool. The terms of CFTC Regulation 4.5 require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests” in order to continue to claim exemption from registration as a commodity pool. Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Fund is not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. Neither the CFTC nor the NFA has reviewed or approved the Advisor’s or the Fund’s reliance on this exclusion, the Fund’s investment strategies, this Prospectus or the SAI.

Generally, CFTC Regulation 4.5 requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Advisor would be subject to regulation as a commodity pool operator with respect to the Fund. In that case, the Advisor and the Fund would need to comply with all applicable CFTC and NFA disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

11

Management

Investment Advisor

The Fund is advised by RBC Global Asset Management (U.S.) Inc., a wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 84,000 people who serve more than 16 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 34 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402. As of December 31, 2019, the Advisor’s investment team managed approximately [$ ] billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For the advisory services RBC provides, the Fund paid a fee (expressed as a percentage of average daily net assets) during the fiscal year ended September 30, 2019 as follows: [To be provided by amendment]

RBC BlueBay Global Bond Fund	[%]	[1]

1	Effective September 27, 2019, the fee for the RBC BlueBay Global Bond Fund is 0.45%. Prior to September 27, 2019, the fee for the Fund was 0.59%

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2021 for the Fund in order to maintain net annual fund operating expenses as set forth below:

	Class A	Class I	Class R6

RBC BlueBay Global Bond Fund	0.77%	0.52%	0.47%

The expense limitation agreement excludes brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

The Advisor provides certain administrative services necessary for the operation of the Fund, including among other things, (i) providing office space, equipment and facilities for maintaining the Fund’s organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund’s Advisor, distributor, custodian, independent accountants, legal counsel and others.

Additional Payments.    The Advisor may make payments out of its own resources and at no additional cost to the Fund or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Fund’s shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund’s shares). In addition, certain Intermediaries may receive fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

12

Management

Investment Sub-Advisors

The Fund is sub-advised by BlueBay Asset Management LLP (“BlueBay” or the “Sub-Advisor”) and by BlueBay Asset Management USA LLC (“BlueBay US”). The Sub-Advisor is a wholly-owned subsidiary of RBC, which is the parent company of the Advisor. The Sub-Advisor is a specialist fixed income manager that was established in 2001, offering clients a diverse range of investment strategies with different return/risk profiles, in order to cater to a variety of investor-specific return/risk appetites. More specifically, BlueBay manages a range of absolute return-style portfolios for both funds and separate accounts across the following sub-asset classes of global fixed income markets: investment grade debt, emerging market debt, high yield/distressed debt and loans, convertible bonds, private debt, multi-asset credit and structured debt. The Sub-Advisor seeks to provide asset management services characterized by a belief in the value of active management, a strong investment process, an emphasis on capital preservation and the generation of attractive risk-adjusted returns for all its investment strategies. The Sub-Advisor is located at 77 Grosvenor Street, London W1K 3JR, United Kingdom. The Sub-Advisor has been registered with the SEC as an investment adviser since 2002, and is authorized and regulated by the UK Financial Conduct Authority. The Sub-Advisor employed 420 individuals and had [$        ] billion in assets under management as of December 31, 2019.

BlueBay US, located at 750 Washington Boulevard, Suite 802, Stamford, Connecticut 06901, is also a wholly-owned subsidiary of RBC and has been registered with the SEC as an investment advisor since 2012. BlueBay US serves as an additional sub-advisor for the Fund. BlueBay US provides services under the supervision of BlueBay, in order to permit asset management staff working at the BlueBay US offices to perform investment management activities on behalf of the Fund. As part of the ongoing globalization of RBC’s business, BlueBay US provides enhanced coverage across the European Union and U.S. trading platforms and supports BlueBay’s management of the Fund.

BlueBay is paid by the Advisor out of the advisory fee the Advisor is paid by the Fund, and BlueBay US is paid by BlueBay out of the sub-advisory fees that BlueBay earns for management of the Fund.

Information regarding the factors considered by the Board in connection with the approval of the Investment Advisory Agreement with the Advisor and the Sub-Advisory Agreement with the Sub-Advisor and BlueBay US for the Fund is provided in the Fund’s most recent Annual Report.

Conflicts of Interest Risk.    An investment in the Fund may be subject to actual or potential conflicts of interest. For example, the Advisor, Sub-Advisor, and/or their affiliates may face conflicts of interest when receiving compensation for services provided by affiliates or in the side-by-side management of the Fund and other client accounts. The Advisor, Sub-Advisor, and/or their affiliates may make investment decisions that differ from and/or negatively impact those made on behalf of the Fund. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.

13

Management

Portfolio Managers

The Sub-Advisor is responsible for the day-to-day management of the Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Fund’s portfolios. The individuals jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager Name	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC BlueBay Global Bond Fund
Kaspar Hense	Senior Portfolio Manager	2019	15	Masters in Financial Management and Economics, CFA Member	Senior Portfolio Manager, BlueBay Asset Management LLP (2018 to present); Portfolio Manager, BlueBay Asset Management LLP (2014-2018).

Mark Dowding	Chief Investment Officer and Senior Portfolio Manager	2019	27	BA (Hons) Economics	Chief Investment Officer, BlueBay Asset Management LLP (2019 to present); Senior Portfolio Manager, BlueBay Asset Management LLP (2010 to 2019).

Alexandria Sun	Portfolio Manager	2019	8	BA in Economics and English Literature, Masters in Economics, CFA Member	Portfolio Manager, BlueBay Asset Management LLP (2018 to present); Junior Portfolio Manager, BlueBay Asset Management LLP (2017-2018); Generalist, RBC Global Asset Management (2015 to 2017).

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the Fund they manage is available in the Fund’s SAI.

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Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated.    The net asset value (“NAV”) is the value of a single share. A separate NAV is calculated for each class of shares of the Fund. The NAV is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

1.	The NAV is calculated separately for each class of shares.

2.	You can find the Fund’s NAVs daily in various newspapers, at www.bloomberg.com, www.rbcgam.us, or by calling 1-800-422-2766.

NAV =	Total Assets of Class – Liabilities
Number of Shares Outstanding

The per share NAV of the Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE (“Value Time”).

Your order for purchase, sale or exchange of shares is generally based on the next applicable price calculated after your order is received in good order by the Fund’s transfer agent. For example: If you place a purchase order to buy shares of the Fund it must be received before 4:00 p.m. Eastern time in order to receive the NAV, plus any applicable sales charge, calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, it will be based on the NAV, plus any applicable sales charge, calculated on the next business day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

You may purchase, redeem or exchange shares of the Fund on any day when the NYSE is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund is disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

Because the Fund may own securities that are primarily listed on foreign exchanges, which may trade on days when the Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem shares.

Valuation of Portfolio Securities.    On behalf of the Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Fund’s securities are generally valued at current market prices. In accordance with the Fund’s pricing and valuation procedures, fixed income securities are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities. In general, when the market value of a portfolio security is readily available, the Fund will rely on independent pricing services or market quotes from independent broker-dealers to determine the market value of portfolio securities. The market value of an equity security is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services.

Domestic and foreign fixed income securities are generally priced using valuations provided by independent pricing vendors. Prices obtained from pricing vendors utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Exchange traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Investments in open-end investment companies are valued at the net asset value of those companies, and those companies may use fair value pricing as described in their prospectuses.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include, but are not limited to, the following: an event

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Shareholder Information

affecting the value of a security traded on a foreign market occurs between the close of that market and the Value Time; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that the Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and the Value Time. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

Investments initially valued in currencies other than the U.S. Dollar are converted to the U.S. Dollar using foreign exchange rate quotations received from a pricing vendor as of the Value Time on each Value Date. The value of securities traded in markets outside the United States may be affected on a day that is not a Value Date and an investor is not able to purchase, exchange or redeem shares of the Fund.

Investment Minimums

You may purchase shares of the Fund through the Fund’s Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment
Class A Shares
Regular Account	$2,500
IRA	$250

Class I Shares
Regular Account	$1,000,000
Through Qualified Retirement Benefit Plans	$0

Class R6 Shares
Institutional Investors	$1,000,000
Eligible Investors	$0

Minimum Subsequent Investment
Amount
Class A Shares	None

Class I Shares	None

Class R6 Shares	None

1

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund which are processed based on the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bank Global Fund Services. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

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Shareholder Information

Purchasing and Adding to Your Shares

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

You may purchase shares directly from the Fund by completing a new account application. Contact U.S. Bank Global Fund Services, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	• Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

•  Make your check payable to “[Name of Fund].” All purchases must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks or any conditional order or payment.

• Mail your application and check to:

RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

• By overnight courier, send to:

RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

•  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	• To purchase shares by wire, the Fund’s transfer agent must have received a completed application and issued an account number to you.

• Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.

• Please use the following wire instructions:

U.S. Bank, N.A. ABA # 075000022 Credit: U.S. Bank Global Fund Services Account: 182380369377 Further Credit: RBC BlueBay [ ] Fund Shareholder Name and Account Number

•  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	1-800-422-2766	If you already have an account with us and your account is authorized for telephone and/or Internet transaction privileges, you may open an account in all RBC Funds except the U.S. Government Money Market Fund (RBC Institutional Class 2 and RBC Investor Class). The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Lost Accounts/ Unclaimed Assets	Please note that based upon statutory requirements for returned mail, the Fund and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

To Add to an Account. To add to an account, you may follow any one of the following steps:

By Telephone	1-800-422-2766	You may make additional investments by telephone if your account has been open for at least 7 business days. After the Fund receives and accepts your request, the Fund will deduct from your checking or savings account (requires banking information to be on file and your bank must be a member of the ACH network) the cost of the shares. Availability of this service is subject to approval by the Fund and the participating banks.

By Mail	• Make your check payable to “RBC BlueBay [ ] Fund.”

• Mail the stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:

• Account name and account number

• Share class

• Mail your additional investment to:

RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

• By overnight courier, send to:

RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

•  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

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Shareholder Information

By Wire	• To purchase shares and make additional investments by bank wire, please use the following wire instructions:

U.S. Bank, N.A. ABA # 075000022 Credit: U.S. Bank Global Fund Services Account: 182380369377 Further Credit: RBC BlueBay Global Bond Fund Shareholder Name and Account Number

•  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

• Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.

By Exchange from Another RBC Fund	Please refer to the information under “Exchanging Your Shares” below.

Automatic Investment Plan (Class A Shares only)	You may establish an Automatic Investment Plan to make additional purchases at regular intervals from your pre-established bank account. Your financial institution must be a member of the Automated Clearing House (ACH) to participate.

You can also add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Investment Plan

Once your account has been established, you may make additional purchases of Class A shares at regular intervals through the Automatic Investment Plan (AIP). This Plan provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly, quarterly, semi-annual or annual basis in amounts of $50 or more. In order to participate in the Plan your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 1-800-422-2766 for instructions. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to the effective date.

Dividends and Distributions and Directed Dividend Option

Dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of the Fund due to differences in distribution and other class-specific operating expenses. Capital gains are distributed at least annually. By selecting the appropriate box in the account application, you can elect to have your distributions (capital gains and/or dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Fund or another eligible RBC Fund (as set forth under the caption “Exchanging Your Shares”) or account without a sales charge. You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time in writing or by telephone at least five days prior to the record date of the distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (SEE “SHAREHOLDER INFORMATION — DIVIDENDS, DISTRIBUTIONS AND TAXES”).

Selling Your Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

To sell shares please contact U.S. Bank Global Fund Services, the Fund’s transfer agent:

By Phone	1-800-422-2766	You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

1.  In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a signature guarantee is required.

2. Mail or courier the letter to the applicable address above or below.

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Shareholder Information

3.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Overnight Courier	RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

By Wire	Redemption proceeds may be wired to your pre-identified bank account. A $15 fee may be deducted from your redemption proceeds for complete and share redemptions. In the case of a partial redemption, the fee of $15 may be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Fund will normally wire the money on the following business day. If the Fund receives your request after 4:00 p.m. Eastern time, the Fund will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a signature guarantee is required.

Additional Information About Purchasing and Selling Shares

The Fund cannot process transaction requests unless they are properly completed as described in this section. The Fund may cancel or change the transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, or any conditional order or payment.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.

The Fund may waive the minimum purchase requirements. Each of the Fund, the Distributor, the Advisor and the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Fund and its shareholders. The Fund does not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Class A Eligibility.    The Fund offers Class A shares to investors who meet the minimum initial investment requirements. There is a $2,500 minimum initial investment requirement for Class A shares ($250 minimum for IRA accounts) and no minimum required for additional investments.

Class I Eligibility.    The Fund offers Class I shares to institutions or individuals with a $1,000,000 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for Class I nor the requirements for the minimum account size described in the next paragraph will apply to investments by employees of the Advisor and Sub-Advisor (or their affiliates), officers and trustees of the Fund, partners or employees of law firms that serve as counsel to the Fund or the Fund’s independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents-in-law, sons and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings). There is no minimum requirement for subsequent investment for all shares of the Fund.

Investors who hold Class I shares of the Fund through a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

Class R6 Eligibility.    Class R6 shares are offered by the Fund to Institutional Investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors. Institutional Investors (including endowments and foundations) are investors deemed appropriate by the Advisor that hold shares of the Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. Eligible Investors are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of the Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401(k) plans or individual 403(b) plans.

Minimum Account Size for Class A and Class I Shares.    You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for Class A shareholder accounts and $1,000,000 for Class I shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin

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Shareholder Information

charging you a fee for remaining below the minimum account size. No redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

Minimum Account Size for Class R6 Shares.    Institutional Investors in Class R6 shares must maintain a minimum account value equal to the current minimum initial investment, which is $1,000,000 for Class R6 shareholder accounts. There is no minimum account size requirement for Eligible Investors. If your account falls below a minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

Timing of Purchases and Sales of Shares.    You may purchase or sell shares of the Fund based on the NAV, plus any applicable sales charge, next determined after your request is received in good order. All requests received in good order before 4:00 p.m., Eastern Time, on a business day will be executed on that same day. Requests received after 4:00 p.m., Eastern Time, on a business day will be processed the next business day at the next business day’s NAV, plus any applicable sales charge. A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased along with payment for the shares. If you are paying with federal funds (wire), your order will be considered received when the Fund or its transfer agent receives the federal funds.

The Fund, its Advisor and its transfer agent reserve the right to reject any purchase request for any reason. The Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objective and policies. Acceptance of such purchases will be at the Advisor’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

For accounts held directly with the Fund, the length of time that the Funs typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Fund typically expect to make payments of redemption proceeds by wire or ACH within two business days following receipt of the redemption order by the Fund. For payment by check, the Fund typically expect to mail the check within two business days following receipt of the redemption order by the Fund.

For accounts held through a financial intermediary, the length of time that the Fund typically expect to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Fund. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or ACH or by mailing a check within two business days following receipt of a redemption order from the financial intermediary by the Fund. For payments that are made to your financial intermediary for transmittal to you, the Fund expects to pay redemption proceeds to the financial intermediary within one to two business days following receipt of the redemption order from the financial intermediary by the Fund. The settlement of redemption proceeds is determined by the Depository Trust and Clearing Corporation (“DTCC”) based on the order transmitted through Fund/SERV.

The Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. Redemptions of Fund shares may be suspended when trading on the NYSE is closed or is restricted, in the event of an early or unscheduled close of the primary trading markets for the Fund’s portfolio instruments, or during an emergency which makes it impracticable for the applicable Fund to dispose of its securities or to determine the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Fund may delay redemption payments for more than seven days, as permitted by law.

In addition, a temporary hold may be placed on the payment of redemption proceeds if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to 10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction.

The Fund cannot accept requests that contain special conditions or effective dates. The Fund may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

If you request a redemption within 15 calendar days of purchase, the Fund will delay sending your proceeds until it has collected unconditional payment, which may take up to 15 calendar days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 calendar days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Large Sale (Redemption) Conditions.    Large redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Accordingly, we request that you give us three business days’ notice for any redemption of $2 million or more.

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Signature Guarantees. You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

A signature guarantee from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption request is received by the transfer agent and the account address has changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Redemption Fee.    A 2% redemption fee is generally imposed on redemptions and exchanges within 30 calendar days of purchase. Class R6 shares are not subject to the 2% redemption fee. See “Market Timing and Excessive Trading — Redemption Fee,” below.

Redemption in Kind.    The Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will also bear the market risk of the securities you hold until the securities are sold. While the Fund does not routinely use redemptions in-kind, the Fund reserves the right to use redemptions in-kind to manage the impact of large redemptions on the Fund. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after receipt of the redemption order by the Fund. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

Form of Distributions.    By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via wire transfer, ACH, or have distributions reinvested back into your account with the Fund.

Telephone Purchase, Exchange and Redemption Privileges.    Shareholders who open accounts with the Fund can accept telephone purchase, exchange and redemption privileges on the account application. If you call the Fund, the Fund’s representative may request personal identification and may record the call. IRA account holders may redeem or exchange shares by telephone. If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. Shareholders redeeming from IRA accounts by telephone will be asked whether or not to withhold taxes from any distribution.

IRA and Keogh Account Maintenance Fees.    A $15 annual maintenance fee is charged on all IRA and Keogh accounts. Multiple IRA or Keogh accounts associated with a single social security number are charged a maximum annual maintenance fee of $30. If an annual maintenance fee has not yet been charged when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time. Additionally, a $25 fee will be imposed on non-periodic withdrawals or terminations from IRAs and Keogh plans.

Corporations, Trusts and Other Entities.    Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens.    Shares of the Fund may be offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.

Anti-Money Laundering Procedures.    Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and

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terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Fund’s policies and procedures, we may reject and return your application, close your account or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Fund and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing RBC Fund account, please refer to “Purchasing and Adding to Your Shares” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange shares between all RBC Funds except the U.S. Government Money Market Fund (RBC Institutional Class 2 and RBC Investor Class).

By Telephone	1-800-422-2766	You may make exchanges from one identically registered RBC Fund account into another eligible RBC Fund account, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Registered/Overnight Mail RBC BlueBay [ ] Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

1.  In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

2. Mail or courier the letter to the applicable address above.

3.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

Monthly Exchanges	You may authorize monthly exchanges from one eligible RBC Fund into another eligible RBC Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Policies on Exchanges

Shares exchanged within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares so exchanged. Class R6 shares are not subject to the 2% redemption fee. The Fund also reserves the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

With the exception of exchanges to or from the U.S. Government Money Market Fund (whose shares are offered through another prospectus) and Class I shares exchanges into Class R6 shares (as noted below), the share class must be the same in the two funds involved in the exchange. Except for exchanges of Class A shares of the RBC Short Duration Fixed Income Fund or RBC Ultra-Short Fixed Income Fund (whose shares are offered through another prospectus) into Class A shares of any other RBC Fund, no front-end sales charge will be assessed. Because Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund are not subject to a front-end sales charge, you will be subject to the payment of a sales charge at the time of exchange into Class A shares of any other RBC Fund based on the amount that you would have owed if you directly purchased Class A shares of that RBC Fund (less any sales charge previously paid in connection with shares exchanged for such shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund, as applicable). In addition, purchases of Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund are not included in the calculations of rights of accumulation and other reductions of sales charges applicable to purchases of other RBC Funds. For complete information on the RBC Fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. With the exception of exchanges to the U.S. Government Money Market Fund, you must meet the minimum investment requirement of the fund you are exchanging into. Exchanges to the U.S. Government Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. To the extent that an RBC Fund offers Class R6 shares, Class I shares of that Fund may be exchanged for Class R6 shares of that Fund at any time, provided that all eligibility requirements for investment in Class R6 shares are met. You should review the prospectus of the fund you are exchanging into. Call us for a free copy or contact your investment representative. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

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Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	TOD Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts (not available for Class R6 shares)

•	Traditional IRA accounts (not available for Class R6 shares)

•	Roth IRA Accounts (not available for Class R6 shares)

•	Simplified Employee Pensions

Telephone Services.    Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Fund by telephone or may encounter higher than usual call waits. If this happens, contact the Fund by mail or allow sufficient time to place your telephone transaction. The Fund may refuse a telephone request, including a request to redeem shares of the Fund. The Fund will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the Fund will be liable for any losses due to unauthorized or fraudulent instructions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time).

Shareholder Mailings.    To help lower operating costs, the Fund attempts to eliminate mailing duplicate documents to the same address. When two or more Fund shareholders have the same last name and address, the Fund may send only one prospectus, annual report, semi-annual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling the Fund at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of the Fund’s portfolio and result in increased costs. The Fund does not accommodate market timers. On behalf of the Fund, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Fund for costs associated with it.

Redemption Fee.    A 2% fee is imposed on redemptions or exchanges of shares of the Fund in this Prospectus within 30 days of purchase. Class R6 shares are not subject to a redemption fee. This redemption fee will not be imposed in certain situations, such as: (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one person retirement plans), (3) shares redeemed in accordance with the systematic redemption plan or monthly exchange program, (4) redemptions following the death or disability of a shareholder (of which the Fund has been notified), or (5) under other circumstances at the Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program and not at the direction of the investment advisor’s client. The Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Fund will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

Restriction and Rejection of Purchase or Exchange Orders.    The Fund reserves the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by proper payment. The RBC Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

If detected, once an accountholder makes five exchanges between RBC Funds during a calendar year, the ability to make additional exchanges for that account may be suspended. In applying these exchange limits, the Fund may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The Fund’s policy imposing redemption fees and limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as

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omnibus accounts, the Fund may be limited in its ability to detect excessive trading or enforce its market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the Fund identifies an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Fund, even if the above limits have not been reached, the Fund may take steps to restrict or prohibit further trading in the Fund by that investor or through that intermediary. As stated above, the Fund reserves the right to restrict or reject a purchase order for any reason without prior notice. The Fund also reserves the right to terminate an investor’s exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices.    Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Fund and its agents to prevent market timing, there is no guarantee that the Fund will be able to prevent all such practices. For example, the Fund may receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Fund being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Fund and its agents are unable to curtail excessive trading practices in the Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For the Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. The RBC Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk.

To the extent that the Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund’s shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s SAI. The Fund also makes certain portfolio securities information available on its website which is accessed by using the Fund’s link at www.rbcgam.us. Within 15 calendar days of month-end, the Fund’s top ten holdings are posted until replaced by the next month’s information.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in the share classes offered by the Funds and ways to qualify for reduced sales charges. Class I shares and Class R6 shares of the Fund have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A shares.

	Class A	Class I	Class R6

Sales Charge (Load)	Maximum sales charge of 4.25%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No sales charge	No sales charge.

Distribution and Service (12b-1) Fee	0.25%*	None	None

Fund Expenses	Higher annual expenses than Class I and Class R6 shares	Lower annual expenses than Class A shares.	Generally lower annual expenses than Class A and Class I shares.

*	Under the 12b-1 Plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.

Front-End Sales Charges.    Front-end sales charges are imposed on sales of Class A shares of the Funds at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares,” below.) This sales charge will be waived for purchases (i) in accounts invested through wrap programs in which the RBC Funds participate, (ii) in accounts that transferred to an RBC Fund from a series of RBC Funds, Inc. upon

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the April 16, 2004 reorganization, (iii) in accounts in which Class R shares or Class C shares were converted to Class A shares, (iv) through “one-stop” mutual fund networks, (v) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (vi) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. Because of rounding in the calculation of the “offering price,” the actual sales charge you pay may be more or less than that calculated using the percentages shown below. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of			Dealer Concession as a % of Offering Price
For Purchases:	Offering Price		Net Amount Invested
Less than $100,000	4.25%		4.44%	4.00%
$100,000 to $249,999.99	3.50%		3.63%	3.00%
$250,000 to $499,999.99	2.50%		2.56%	2.00%
$500,000 to $749,999.99	2.00%		2.04%	1.60%
$750,000 to $999,999.99	1.50%		1.52%	1.20%
$1 million to $4,999,999.99	0.00%	*	0.00%	1.00%
$5 million to $24,999,999.99	0.00%	*	0.00%	0.50%
Over $25 million	0.00%	*	0.00%	0.25%

*	A 1.00% CDSC is imposed on redemptions within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid. See “Contingent Deferred Sales Charge,” below.

Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members.    You may combine accounts in RBC Funds Class A shares of the Funds listed in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund) in order to qualify for a reduced sales charge (load). The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent.    By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of RBC Funds Class A shares of the Funds in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund). Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with RBC Funds you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Rights of Accumulation. For the purpose of qualifying for the lower sales charge rates that apply to larger purchases, you may combine your new purchase of Class A shares with shares of currently owned holdings in Class A shares of the Fund and all other RBC Funds Class A shares offered in separate prospectuses (except for Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund). The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on NAV of all other Class A shares you own. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE RBC FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

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Contingent Deferred Sales Charges.    A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Waiving Contingent Deferred Sales Charges (Class A Shares).    The contingent deferred sales charge on Class A shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary

•	Tax-free returns of excess contributions to IRAs

•

Permitted exchanges of shares between funds (However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived)

The contingent deferred sales charge on Class A shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan

•	Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2

The Funds do not provide additional information on sales charges on their website because the information is contained in the Prospectus, which is available on the Funds’ website at www.rbcgam.us.

Dealer Compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor or another fund affiliate to the securities dealer with whom your financial advisor is associated. Class I shares and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

Class A1
Commission (%)	—
Investment less than $100,000	4.00%
$100,000 to $249,999	3.00%
$250,000 to $499,999	2.00%
$500,000 to $749,999	1.60%
$750,000 to $999,999	1.20%
$1 million to $4,999,999	1.00%
$5 million to $25 million	0.50%
Over $25 million	0.25%
12b-1 fee to dealer	0.25%

1	On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.

Distribution and Service (12b-1) Fees

The Fund has adopted a plan under Rule 12b-1. 12b-1 fees paid pursuant to the plan compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The 12b-1 fees vary by share class as follows:

Class A Shares	Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b-1 Plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for 12b-1 fees for Class A shares.

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A and Class I shares of the Fund, as applicable, to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15% of the average daily

26

Shareholder Information

value of net assets of the relevant share class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Dividends, Distributions and Taxes

Dividends and Distributions.    The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends monthly and distribute its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually, generally in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements.    Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.”    At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations.    The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares.    You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in the Fund, including an exchange for shares of another RBC Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also its cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.    An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding.    By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at the applicable rate on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes.    Fund distributions and gains from the sale or exchange of your Fund shares also may be subject to state, local and foreign taxes.

27

Shareholder Information

Non-U.S. Shareholders.    Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of RBC Funds Trust is vested in the Board of Trustees.

28

Investment Practices

This section discusses the types of investments which can be held by the Fund. Most of these securities and investment techniques are discretionary, which means that the Sub-Advisor can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of Sub-Advisor and the individual portfolio managers. Please see “Description of Securities and Investment Practices” in the SAI for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Asset-Backed Securities:    Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables, collateralized loan obligations, collateralized bond obligations and collateralized debt obligations or other securities backed by other types of receivables or other assets.

Call and Put Options:    A call option gives the buyer the right (but not obligation) to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right (but not obligation) to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.

Commercial Paper:    Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Convertible Securities:    Bonds or preferred stock that can convert to common stock.

Corporate Debt Securities:    May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Currency Transactions:    Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.

Credit Default Swaps (CDSs):    A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Credit Linked Notes:    An instrument in which an entity issues a structured note that is intended to replicate a corporate bond or portfolio of corporate bonds.

Emerging Market Securities:    Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments.

Equity Securities:    Shares of ownership of a company.

Foreign Investments:    Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.

Forwards:    An agreement to buy or sell a specific amount of currency or rate or interest at a price set at the time of the contract.

High Yield/High Risk Securities/Junk Bonds:    Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund to be of comparable quality.

Investment Company Securities:    Shares of other investment companies, including money market funds for which the Advisor, Sub-Advisor and/or their affiliates serve as investment advisor or administrator. The Advisor will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.

Loan Assignments and Participations:    Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.

Options and Futures Transactions:    A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.

Private Placements, Restricted Securities and Other Unregistered Securities:    Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Repurchase Agreements:    The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

Reverse Repurchase Agreements:    The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

29

Investment Practices

Short Selling:    A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Sovereign Obligations:    Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.

Structured Investments:    A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Swaps and Related Swap Products:    Swaps involve an exchange of obligations by two parties and may include credit default swaps, currency swaps, interest rate swaps and total return swaps. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Variable and Floating Rate Instruments:    Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments:    Purchase or contract to purchase securities at a fixed price for delivery at a future date.

30

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. The information has been audited by [                ], whose Report of Independent Registered Public Accounting Firm, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available free of charge at www.rbcgam.us or by calling 1-800-422-2766. The financial highlights of the Fund for the period ended September 30, 2015 were audited by another independent registered public accounting firm. Financial highlights are not included for Class A shares because Class A shares have not commenced operations as of the date of this Prospectus.

31

Financial Highlights

RBC BlueBay Global Bond Fund

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39

Privacy Policy

RBC Funds

Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the Fund’s shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to our affiliates and to third parties who are not affiliated with the RBC Funds. Our affiliates are companies that are related by common ownership and control.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•  Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•  Account History, including information about the transactions and balances in a customer’s accounts; and

•  Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the RBC Funds.

Disclosure of Customer Information

We may disclose all of the information described above to our affiliates and to certain third parties who are not affiliated with the Fund under one or more of these circumstances:

•  As Authorized — if you request or authorize the disclosure of the information.

•  As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•  Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports

We require service providers to the RBC Funds:

•  To maintain policies and procedures designed to assure only access to, and use of information about customers of, the RBC Funds;

•  To maintain physical, electronic and procedural safeguards That comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

•  To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation	The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

40

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund’s Reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund, or contacting the Fund at:

RBC Funds

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-422-2766

You may also visit the Fund’s website at www.rbcgam.us for a free copy of the Fund’s Prospectus, SAI or Reports.

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For its hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-1520

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.	RBC BB PROSP 1/20

RBC FUNDS TRUST

50 SOUTH SIXTH STREET, SUITE 2350

MINNEAPOLIS, MINNESOTA 55402

GENERAL AND ACCOUNT INFORMATION

(800) 422-2766

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2020

For each of the following Funds:

RBC SMID Cap Growth Fund		RBC BlueBay Emerging Market Debt Fund
Class A:	TMCAX	Class A:	RESAX
Class I:	TMCIX	Class I:	RBESX
Class R6:	RSMRX	Class R6:	RBERX

RBC Enterprise Fund		RBC BlueBay High Yield Bond Fund
Class A:	TETAX	Class A:	RHYAX
Class I:	TETIX	Class I:	RGHYX

RBC Small Cap Core Fund		RBC BlueBay Global Bond Fund
(previously known as RBC BlueBay Diversified Credit Fund)
Class A:	TEEAX	Class A:	[ ]
Class I:	RCSIX	Class I:	RBTRX
Class R6:	RBRCX	Class R6:	RBDRX

RBC Microcap Value Fund		U.S. Government Money Market Fund
Class A:	TMVAX	RBC Institutional
Class I:	RMVIX	Class 1:	TUGXX
RBC Institutional
RBC Small Cap Value Fund		Class 2:	TIMXX
Class I:	RSVIX	RBC Investor Class:	TUIXX
Class R6:	RRSVX

Access Capital Community Investment Fund
Class A:	ACASX
Class I:	ACCSX
Class IS:	ACATX

RBC Impact Bond Fund
Class A: Class I:	[ ] RIBIX
Class R6:	RIBRX

This Statement of Additional Information (“SAI”) describes the RBC Equity Funds (RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund and RBC Small Cap Value Fund); the RBC Impact Investment Funds (Access Capital Community Investment Fund (the “Access Fund”) and RBC Impact Bond Fund); the RBC BlueBay Funds (RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, and RBC BlueBay Global Bond Fund); and the U.S. Government Money Market Fund (each, a “Fund” and together the “Funds”) of RBC Funds Trust (the “Trust”) advised by RBC Global Asset Management (U.S.) Inc. (the “Advisor”). RBC BlueBay Funds are sub-advised by BlueBay Asset Management LLP (the “Sub-Advisor” or “BlueBay”) and BlueBay Asset Management USA LLC (“BlueBay US”).

Each Fund has a distinct investment objective and policies. Shares of the Funds are sold to the public by Quasar Distributors, LLC (the “Distributor”) and are sold as investment vehicles for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates. RBC Investor Class shares of the U.S. Government Money Market Fund are available only to brokerage and advisory clients of RBC Capital Markets, LLC (“RBC Capital Markets”), clients of introducing brokers that clear transactions through RBC Correspondent Services, an affiliate of RBC Capital Markets, and clients of RBC Advisor Services as cash sweep options.

The Trust is offering an indefinite number of shares of each class of shares offered by the particular Fund. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the RBC Equity Funds, the RBC Impact Investment Funds, the RBC BlueBay Funds or the U.S. Government Money Market Fund, each dated January 28, 2020, as applicable. This SAI contains additional and more detailed information than that set forth in each Prospectus and should be read in conjunction with the Prospectuses. The financial statements and related reports of the independent registered public accounting firm in the Annual Reports for the Funds for the most recent fiscal year are incorporated by reference into this SAI. Copies of the Annual and Semi-Annual Reports for the Funds and the Prospectuses for the Funds are available without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above, or on the Funds’ website at www.rbcgam.us.

INVESTMENT POLICIES

The investment objective and principal investment strategies of each Fund are set forth in that Fund’s Prospectus. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. With the exception of the RBC Small Cap Value Fund and the RBC Impact Bond Fund, the investment objective of each Fund is a fundamental policy of the Fund and may not be changed without the approval of the Fund’s shareholders. The investment objectives of the RBC Small Cap Value Fund and the RBC Impact Bond Fund are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. Unless otherwise indicated, each investment policy and practice applies to all Funds.

Additional Investment Policies for the U.S. Government Money Market Fund:

Rule 2a-7 Standards. The U.S. Government Money Market Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes strict portfolio quality, maturity, diversification and liquidity standards on money market funds. The Trust’s Board of Trustees (the “Board of Trustees”) has adopted guidelines designed to ensure compliance with Rule 2a-7 by the Fund, and the Board oversees the day-to-day determinations by the Advisor that the Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Fund is managed in accordance with standards that are stricter than those required by Rule 2a-7.

Money Market Reform. In July 2014 and September 2015, the U.S. Securities and Exchange Commission (“SEC”) amended certain regulations that govern money market funds registered under the 1940 Act (“Rule 2a-7 Amendments”) to adopt several reforms, all of which became effective by October 14, 2016. First, the Rule 2a-7 Amendments allow (or, in certain circumstances, require) a money market fund to impose liquidity fees, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period, when a fund’s liquidity levels fall below certain thresholds. Second, the Rule 2a-7 Amendments require “institutional” money market funds that do not qualify as “retail” or “government” money market funds (as defined in the Rule 2a-7 Amendments) to transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). Retail and government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost method of valuation, and government money market funds are also exempted from the requirements that permit money market funds to impose liquidity fees and/or redemption gates. Additionally, the Rule 2a-7 Amendments impose new disclosure and reporting requirements as well as enhanced portfolio quality and diversification requirements. The degree to which a money market fund is impacted by the Rule 2a-7 Amendments will depend upon the type of fund (institutional, retail or government). The U.S. Government Money Market Fund intends to operate as a government money market fund under the Rule 2a-7 Amendments.

Credit Quality. The U.S. Government Money Market Fund may invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7’s definition of “Eligible Securities.” Eligible Securities include securities that the Advisor determines to present minimal credit risk based on the analysis of certain factors as required by regulation.

Maturity. Each investment by the U.S. Government Money Market Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. In addition, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

Diversification. Immediately after the purchase of any security by the U.S. Government Money Market Fund (other than a U.S. Government security), the Fund may not have invested more than 5% of its total assets in securities issued by the issuer, except for certain temporary investments. Immediately after the Fund acquires a security subject to a guarantee (other than a guarantee that is a U.S. Government security), not more than 10% of the Fund’s total assets may be invested in securities either issued or guaranteed by the guarantor.

Liquidity. The U.S. Government Money Market Fund may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities, as defined under Rule 2a-7. The Fund is required to invest at least 10% of its total assets (measured at the time of acquisition) in “daily liquid assets.” The Fund is required to invest at least 30% of its total assets (measured at the time of acquisition) in “weekly liquid assets.” “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities. “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

Securities purchased by the U.S. Government Money Market Fund mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and other characteristics that under applicable law and interpretations of law permit the securities to be treated as if they mature in 397 days or less from the date of purchase.

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

ASSET-BACKED SECURITIES (RBC IMPACT BOND FUND AND RBC BLUEBAY FUNDS). Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by non-governmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are also subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future. Certain asset-backed securities may be considered derivative instruments.

Asset-backed securities also include collateralized loan obligations, collateralized bond obligations and collateralized debt obligations. With regard to such securities, the underlying asset pool generally consists of non-investment grade loans, interests in non-investment grade loans, high yield debt securities and other debt instruments, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks. The underlying assets will generally be subject to greater risks than investment-grade corporate obligations. Such investments are normally considered speculative in nature. The underlying assets are typically actively managed by an investment manager, and as a result will be traded, subject to rating agency and other constraints, by such investment managers. The aggregate return on the underlying assets will depend in part upon the ability of the relevant investment manager to actively manage the related portfolio.

BANK AND SAVINGS AND LOAN OBLIGATIONS (RBC EQUITY FUNDS). These obligations include negotiable certificates of deposit, bank notes and bankers’ acceptances. The Funds may also invest in dollar-denominated certificates of deposit, time deposits, or other obligations issued by foreign branches of U.S. banks or by foreign banks located abroad. The Funds limit their bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation. Savings and loan investments are limited to obligations issued by entities with assets in excess of $1 billion, are regulated by the Office of the Comptroller of the Currency and are insured by the Federal Deposit Insurance Corporation. Certificates of deposit and bank notes are short-term, interest-bearing negotiable certificates issued by a commercial bank against funds deposited in the bank. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

BORROWING (ACCESS FUND). The Access Fund may borrow money from banks to obtain additional funds to make investments, and may also enter into derivative contracts that have a borrowing effect. Additionally, the Access Fund may enter into reverse repurchase agreements and/or engage in certain derivative transactions that may be deemed to create leverage. Typically, the Access Fund borrows to satisfy shareholder redemptions, if necessary, but it also is authorized to borrow to finance additional investments. The Access Fund will borrow to finance additional investments only when the Advisor believes that the potential return on such additional investments will exceed the costs incurred in connection with the borrowing.

Engaging in borrowings, entering into reverse repurchase agreements and engaging in certain derivative transactions may be deemed to create leverage. The use of leverage increases investment risk. Although leverage can enhance return on invested capital, if the return on the investments purchased with borrowed funds fails to cover the fixed cost of the borrowings, or if the return is negative, the value of the Fund’s net assets will decline more rapidly than would be the case in the absence of leverage. For this reason, leverage increases investment risk and is considered a speculative investment technique. The Access Fund expects to be required to pledge portfolio assets as collateral for their borrowings or other investments deemed to be borrowings. If the Access Fund is unable to service its borrowings, the Access Fund may risk the loss of such pledged assets. In addition, if the interest rates on floating or variable rate borrowings increase at a time when the Fund holds fixed-rate securities or the Fund holds variable rate securities whose interest rates do not increase as much as the rate on the Fund’s borrowings, the Fund’s income and yield will be adversely affected. Lenders also may require that the Fund agree to loan covenants that could restrict its investment flexibility in the future (e.g., by limiting the Fund’s ability to incur additional debt), and loan agreements may provide for acceleration of the maturity of the indebtedness if certain financial tests are not met. The Access Fund may be required to dispose of or seek prepayment of assets at a time it would otherwise not do so to repay indebtedness in a timely fashion. The Board of Trustees monitors the use of leverage. The range of leverage for the Access Fund and its predecessor from 1998 through 2017 has been between 0% and 25%.

Even though mutual funds generally may borrow money from banks in amounts up to 1/3 of the value of their total assets, less all liabilities and indebtedness not represented by senior securities, the Access Fund has adopted a fundamental policy to borrow money only in amounts up to 25% of the Fund’s average gross assets less accrued liabilities, other than indebtedness for borrowing.

CASH MANAGEMENT (ALL FUNDS EXCEPT RBC BLUEBAY FUNDS AND U.S. GOVERNMENT MONEY MARKET FUND). The Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily convertible into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary defensive purposes. During these times, the Fund may not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in a Fund’s net asset value (“NAV”).

CASH MANAGEMENT (RBC BLUEBAY FUNDS). Cash and cash equivalents may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund may not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

COMMERCIAL PAPER (ALL FUNDS). The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times government agencies and financial instrumentalities. Investments in commercial paper may be in the form of discounted securities, be issued at par, and be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days. Commercial paper may be issued as taxable or tax-exempt securities. All commercial paper purchased by a Fund must meet minimum rating criteria for that Fund.

ADDITIONAL PROVISION REGARDING CASH MANAGEMENT AND COMMERCIAL PAPER (ACCESS FUND). The Fund’s investments in short-term instruments, for cash management and other purposes, and in commercial paper will count towards the Fund’s First Tier Holdings described in the Prospectus.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND, RBC IMPACT INVESTMENT FUNDS AND U.S. GOVERNMENT MONEY MARKET FUND). Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, and entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities.

Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — i.e., they have a prior claim against the issuer’s assets. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but pay lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Investments in convertible bonds may, in addition to normal bond risks and fluctuations, be subject to fluctuations in response to numerous factors, including but not limited to, variations in the periodic operating results of the issuer, changes in investor perceptions of the issuer, the depth and liquidity of the market for convertible bonds and changes in actual or forecasted global or regional economic conditions. In addition, the global bond markets have from time to time experienced extreme price and volume fluctuations. Any such broad market fluctuations may adversely affect the trading price of convertible bonds. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on a Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

Contingent convertible bonds (“CoCo bonds”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo bond may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCo bonds may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo bond may be outside a Fund’s control. Any such action could have an adverse effect on the Fund’s returns, and the Fund may suffer a complete loss on an investment in CoCo bonds with no chance of recovery even if the issuer remains in existence.

In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are perpetual instruments and may only be callable at predetermined dates upon approval of the applicable regulatory authority. There is no guarantee that a Fund will receive return of principal on contingent convertible securities. Moreover, convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to an issuer’s capital ratio falling below a specific trigger level or a coupon suspension applicable to a single issuer.

Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

CORPORATE DEBT SECURITIES (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND AND U.S. GOVERNMENT MONEY MARKET FUND). The Funds may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the applicable rating criteria established for each Fund. The Funds may also invest in hybrid corporate debt, including Tier I and Tier II bank capital securities and bank trust preferred securities.

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Advisor or Sub-Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Financial Services LLC (“ S&P “) or another rating agency change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

COUNTERPARTIES (U.S. GOVERNMENT MONEY MARKET FUND). The Fund is subject to the risk of the failure of any markets in which its positions trade, of its clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

CREDIT ENHANCEMENT (ACCESS FUND). Most of the Fund’s investments will have one or more forms of credit enhancement. An investor (e.g., the Fund) in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. In the case of the Fund, these credit enhancers will include Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”), as well as Federal Housing Administration (“FHA”) and other government sponsored enterprises (“GSEs”).

If an underlying loan defaults on a Fund investment that has credit enhancement, funds received from the credit enhancer to meet the financial obligation will result in principal prepayment. Such an event may require the Advisor to arrange for another investment as a replacement in the Fund’s portfolio. There can be no assurance that the Advisor would be able to arrange an alternative investment with comparable returns and/or terms to the prepaid investment, or that the process of arranging such alternative investment would not add to the costs of managing the Fund.

The Fund may invest more than 25% of its assets in securities for which a single credit enhancer provides enhancement. There can be no assurance that one or more of the credit enhancers will not cease to exist or sustain substantial changes to their mandate, or that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund’s ownership of that investment. The Fund is not obligated to sell an investment that has experienced a credit downgrade. Obligations of U.S. Government agencies, authorities, instrumentalities and GSEs (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

CREDIT LINKED NOTES (RBC BLUEBAY FUNDS). Credit linked notes and similar structured notes involve a counterparty structuring a note whose value is intended to move in line with the underlying security specified in the note. Unlike financial derivative instruments, cash is transferred from the buyer to the seller of the note. In the event that the counterparty (the party that structures the note) defaults, the risk to the Fund is to that of the counterparty, irrespective of the value of the underlying security within the note. Additional risks result from the fact that the documentation of such notes tends to be highly customized. The liquidity of a credit linked note or similar notes can be less than that for the underlying security, a regular bond or debt instrument, and this may adversely affect either the ability to sell the position or the price at which such a sale is transacted.

CYBERSECURITY (ALL FUNDS). With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s Advisor, and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. Moreover, there is a risk that cyber-attacks will not be detected. The Fund and its shareholders could be negatively impacted as a result.

DEBT SECURITIES (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND). Investments in certain debt securities will be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Current market conditions pose heightened risks for Funds because they invest in debt securities. While interest rates in the U.S. are near historically low levels, the Federal Reserve Board has begun, and may continue, to raise interest rates. The Funds may therefore face a heightened level of interest rate risk, especially as the Federal Reserve Board has ended its quantitative easing program. Any additional future interest rate increases or other adverse conditions (e.g., inflation/deflation, increased selling of certain fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception, or changes in government intervention in the markets) could cause the value of any Fund that invests in debt securities to decrease. As such, debt securities markets may experience heightened levels of interest rate and liquidity risk, as well as increased volatility. If rising interest rates cause a Fund to lose value, the Fund could also face increased shareholder redemptions, which would further impair the Fund’s ability to achieve its investment objectives.

The capacity for traditional dealers to engage in fixed-income trading for certain fixed-income instruments has not kept pace with the growth of the fixed income market, and in some cases has decreased. As a result, because dealers acting as market makers provide stability to a market, the significant reduction in certain dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.

DERIVATIVES (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND AND U.S. GOVERNMENT MONEY MARKET FUND). A derivative is a financial instrument which has a value that is based on (“derived from”) the value of one or more other assets, such as securities, interest rates, currencies, commodities or related indexes (“reference assets”). Derivatives include forwards, options, futures, options on futures, and swap agreements (see additional disclosure below). The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying reference asset on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard bond and equity securities. Using derivatives requires an understanding not only of the underlying reference asset, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of risk management, for investment purposes (RBC BlueBay Funds only), seeking to reduce transaction costs, modifying the target duration of a Fund’s portfolio (RBC Equity Funds (except RBC SMID Cap Growth Fund) and RBC Impact Investment Funds only), managing a Fund’s cash position or otherwise seeking to add value to an individual portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is no guarantee that a particular derivative strategy will meet these objectives. Further, the Funds are not obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular risk at a time when doing so might have avoided a loss. The RBC BlueBay Funds may create long and short positions through derivatives on currencies, interest rates, equities, bonds, and/or debt instruments issued by corporate issuers globally. The RBC Equity Funds and RBC Impact Investment Funds will not use derivatives solely for speculative purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: 1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; 2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; or 3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying reference asset. There is also the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying reference asset. Finally, the decision to purchase or sell a derivative depends in part upon the ability of the Advisor or Sub-Advisor to forecast certain economic trends, such as interest rates. If the Advisor or Sub-Advisor incorrectly forecasts these trends, or in the event of unanticipated market movement, there is a risk of loss to the portfolio upon liquidation of the derivative.

Leverage exists when a Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage may cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.

The SEC takes the position that financial instruments that involve a Fund’s obligation to make future payments to third parties can be viewed as issuances of “senior securities” by a Fund. To prevent such transactions from being viewed as “senior securities” subject to the Investment Company Act of 1940, as amended (the “1940 Act”), prohibition, a Fund may (1) maintain an offsetting investment; (2) segregate or earmark on the books of the Fund an appropriate amount of liquid assets to “cover” the Fund’s potential exposure under the leveraged transactions; or (3) maintain other “cover” for the transaction as permitted by SEC guidance. In many cases, a Fund is required to cover its open position by maintaining segregated liquid assets equal to the derivative contract’s full, notional value. However, with respect to certain instruments that are contractually required to “cash-settle,” a Fund is permitted to maintain a “cover” in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the notional value. By earmarking assets equal to only its net obligation under cash-settled contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to earmark assets equal to the full notional value of such contracts. Fund transactions subject to the “senior security” prohibition are marked-to-market daily to assure that liquid assets equal to the potential exposure created by these transactions are maintained. These “cover” requirements may require that securities be sold or purchased in adverse market conditions. Further, maintaining segregated assets to cover “senior securities” transactions may result in such securities being unavailable for other investment purposes or to satisfy redemptions. The Funds have adopted asset segregation policies to comply with the SEC’s requirements relating to cover and senior securities. The Funds reserve the right to modify their asset segregation policies in the future to comply in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Futures. The Funds may enter into futures contracts, which are standardized exchange-traded contracts between two parties for the sale of an underlying reference asset, such as a security, currency or commodity with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the reference asset. Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. are traded on exchanges and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm. Because futures contracts are exchange-traded, the primary credit risk on such contract is the creditworthiness of the Funds’ clearing broker. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. The purchase of a futures contract allows a Fund to increase or decrease its exposure to the underlying reference asset without having to buy or sell the actual asset. Futures contracts may be based on various securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases. The RBC BlueBay Funds may also engage in futures transactions for investment purposes in order to efficiently or quickly attain exposure to desired securities or markets, and such investments may involve leverage.

From time to time, the Advisor may seek to maintain an overall average dollar-weighted portfolio duration for the Access Fund that is within certain percentage ranges above or below a selected benchmark index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates, and is expressed in years. The longer the duration of a bond, the more sensitive the bond’s price is to changes in interest rates. In computing portfolio duration, the Advisor will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. The Access Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities. The Advisor may use interest rate futures contracts, options on futures contracts and swaps to manage the Access Fund’s target duration. The Access Fund’s investments in such derivative instruments can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Access Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by a Fund are taxable to its shareholders.

While futures contracts generally provide for the delivery of an underlying reference asset, actual delivery usually does not occur. Futures contracts can be terminated by entering into offsetting transactions. In addition, a Fund may invest in futures contracts that are contractually required to be “cash-settled,” rather than requiring the delivery of the reference asset. The Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions; or (ii) accruing such amounts on a daily basis and maintaining segregated assets to cover the futures contract. With respect to a futures contract that is not contractually required to “cash-settle,” a Fund must cover its open position by maintaining segregated assets equal to the contract’s full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually required to “cash-settle” the Fund is permitted to maintain segregated assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled future contracts a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Options. A Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right, but not the obligation, to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right, but not the obligation, to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A Fund may sell “covered” put and call options as a means of hedging the price risk of securities in the Fund’s portfolio. The sale of a call option against an amount of cash equal to the potential liability of a put constitutes a “covered put.” When a Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which a Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time a Fund writes a put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will segregate or earmark liquid assets equal to its liability under the option or enter into an offsetting transaction, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues.

Over-the-counter (“OTC”) options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored by the Advisor or Sub-Advisor and verified in appropriate cases. All OTC derivative counterparties will be approved consistent with the Advisor’s or Sub-Advisor’s policies and procedures. To the extent an OTC option is deemed to be illiquid, such OTC option would be subject to the Funds’ 15% limit on investments in securities which are illiquid or not readily marketable (see “Investment Restrictions”).

It may be a Fund’s policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund’s interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of canceling the Fund’s position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

Purchasing and writing options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position. If a Fund cannot affect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

Options on Futures Contracts. The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

A Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transaction costs.

At the time a Fund writes a put option or a call option on a futures contract, it will segregate or earmark liquid assets equal to its liability under the option or enter into an offsetting transaction, in accordance with procedures approved by the Board of Trustees that are intended to address potential leveraging issues.

Risks of Futures and Related Options Investments. There are several risks associated with the use of futures contracts and options on futures contracts. While a Fund’s use of futures contracts and related options for hedging may protect the Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that the Advisor’s or Sub-Advisor’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from the skills required to manage other assets in a Fund’s portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Fund’s return might have been better had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk of loss to a Fund from a futures transaction is unlimited.

A Fund will enter into only those futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike domestic commodity exchanges, foreign commodity exchanges are not regulated by the U.S. Commodity Futures Trading Commission (“CFTC”) and, as such, trading on foreign exchanges may be subject to greater risk than trading on domestic exchanges. In addition, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Finally, any profits that a Fund might realize in trading in foreign markets could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or a Fund could incur losses as a result of changes in the exchange rate.

A Fund will incur brokerage fees in connection with its futures and options on futures transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of these contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. A Fund may be required to segregate certain of its assets in respect of derivative transactions entered into by a Fund.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of an FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of an FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers in certain circumstances. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer.

The regulation of futures, options on futures and other derivatives is a rapidly changing area of law. For more information, see “Risks of Potential Regulation of Swaps and Other Derivatives” below.

Foreign Currency Options (All Funds except RBC SMID Cap Growth Fund, Access Fund and U.S. Government Money Market Fund). The Funds may purchase and write put and call options on foreign currencies and enter into related closing transactions to attempt to gain additional protection against adverse movements of currency exchange rates. A foreign currency option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy the underlying foreign currency from the writer of the option (in the case of a call option), or to sell the underlying foreign currency to the writer of the option (in the case of a put option), at a designated price during the term of the option. Foreign currency options are traded on U.S. and other exchanges as well as in the OTC market.

Risks of Foreign Currency Options. Foreign currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Funds will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions, in particular options. If a Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

Forward Foreign Currency Exchange Contracts (All Funds except RBC SMID Cap Growth Fund, Access Fund and U.S. Government Money Market Fund). Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. Dollars at a future date, which may be three days or more from the date of the contract agreed upon by the parties, at an exchange rate (price) set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the reference asset and fixed price specified in the contract or, prior to maturity, a Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contracts are usually effected with the counterparty to the original contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the reference asset but instead provide for settlement by a single cash payment (“non-deliverable forwards”). Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Swap Agreements,” “Risks of Swap Agreements” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

Risks of Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts may be bought or sold to attempt to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The successful use of these transactions will usually depend on the Advisor’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. Projection of short-term currency exchange rate movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

Investors should bear in mind that the Funds are not obligated to actively engage in hedging or other currency transactions. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Swap Agreements (RBC Small Cap Value Fund, RBC Impact Investment Funds and RBC BlueBay Funds). The Funds may engage in swap transactions, including, but not limited to, interest rate swaps and options thereon, swaps on specific securities or security indexes, total return swaps, credit default swaps (“CDS”) and credit default index swaps (“CDX”). A swap agreement is an agreement between two parties (generally referred to as the counterparties) to exchange payments at specified dates calculated on a specific asset, interest rate, or index. The payments under a swap agreement are based on the specified dollar amount (generally referred to as the notional amount). Generally, swap agreements are structured so that the specified payments due from each counterparty with respect to a particular swap are netted, with net payment being made only to the counterparty entitled to receive such payment. Where a swap contract provides for the netting of payments, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to the swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transaction.

The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The purchaser of a CDS has the right to recoup the economic value of a decline in the value of obligations of the reference issuer if a credit event (e.g. a downgrade or default) occurs with respect to such debt obligations. CDS are contracts on individual debt obligations, while CDX transactions are contracts on indexes of debt obligations. CDS and CDX may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. Certain CDS indices are subject to mandatory central clearing and execution requirements, which may reduce counterparty credit risk and increase liquidity compared to other credit default swaps or CDS index transactions (however, central clearing and execution requirements do not eliminate counterparty risk or illiquidity risk entirely). In cases where a Fund is the buyer of a CDS or a CDX contract, a Fund will earmark and reserve assets, in cash or liquid securities, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In cases where a Fund is a seller of a CDS or CDX contract, the Fund will earmark and reserve assets, in cash or liquid securities, equal to the full notional value of the CDS or CDX.

A total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, changes in the market value of the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund.

Applicable regulators have adopted margin requirements for uncleared swaps. The Funds have not typically provided initial margin in connection with uncleared swaps. The margin requirements will be implemented on a phased-in basis and currently require the Funds to make variation margin payments and may require the Funds to make initial margin payments. The requirements may impact the Funds’ ability to engage in uncleared swaps because margin for uncleared swaps is expected to be higher than margin for cleared swaps (discussed below).

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments, which imposed comprehensive regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member the clearinghouse that serves as the central counterparty. Mandatory clearing and exchange-trading of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of CDX and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, but exchange trading and central clearing do not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of Swap Agreements” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in underlying instrument, and/or dividends paid by the issuer of the underlying instrument. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Risks of Swap Agreements. As is the case with most investments, swap agreements are subject to market risk, and there can be no guarantee that the Advisor or Sub-Advisor will correctly forecast the future movements of interest rates, indexes or other economic factors. The use of swaps requires an understanding of investment techniques, risk analysis and tax treatment different than those of the Fund’s underlying portfolio investments. Swap agreements may be subject to liquidity risk, when a particular contract is difficult to purchase or sell at the most advantageous time. However, in recent years the swaps market has become increasingly liquid, and central clearing and the trading of cleared swaps on public facilities are intended to further increase liquidity. Nevertheless, certain swap agreements may be subject to the Fund’s limitations on illiquid securities.

Swap agreements are also subject to pricing risk which can result in significant fluctuations in value relative to historical prices. Significant fluctuations in value may mean that it is not possible to initiate or liquidate a swap position in time to avoid a loss or take advantage of a specific market opportunity. In addition, there may be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to Funds should they use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these Funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of trader identities as intended.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Funds are subject to counterparty risk (i.e. the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be traded on an exchange and cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund. Exchange trading and central clearing are designed to reduce counterparty credit risk and increase liquidity and transparency compared to bilateral swaps, but do not eliminate those risks completely and may increase expense. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers in certain circumstances. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap.

The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Swaps that are subject to mandatory clearing are also required to be traded on a Swap Execution Facility (“SEF”), if any SEF makes the swap available to trade. A SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. As noted above, transactions executed on a SEF may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Risks of Potential Regulation of Swaps and Other Derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective. The Advisor will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Commodity Pool Operator Exclusions and Regulation. The Advisor is registered as a “commodity pool operator” under the Commodity Exchange Act (“CEA”) and the rules of the CFTC. However, the Advisor has claimed with respect to each Fund (except for RBC SMID Cap Growth Fund, which does not trade in commodity interests) an exclusion from the definition of the term “commodity pool operator” under CFTC Regulation 4.5, and the Advisor is exempt from registration as a “commodity trading advisor” with respect to the Funds. Accordingly, the Advisor is not subject to regulation as a commodity pool operator or commodity trading advisor with respect to these Funds. The Funds are also not subject to registration or regulation as commodity pool operators.

The terms of CFTC Regulation 4.5 require each of these Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Advisor’s or the Funds’ reliance on these exclusions, the Funds’ investment strategies or Prospectus, or this SAI.

Generally, CFTC Regulation 4.5 requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Advisor would be subject to regulation as a commodity pool operator with respect to the Fund in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses.

DISTRESSED DEBT SECURITIES (RBC BLUEBAY FUNDS). A Fund may invest in distressed debt securities. Investment in such distressed debt securities involves purchases of obligations of companies that are experiencing significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Acquired investments may include senior or subordinated debt securities, bank loans, promissory notes and other evidences of indebtedness, as well as payables to trade creditors. Although such purchases may result in significant investor returns, they involve a substantial degree of risk and may not show any return for a considerable period of time. In fact, many of these investments ordinarily remain unpaid unless and until the company reorganizes and/or emerges from bankruptcy proceedings, and as a result may have to be held for an extended period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial distress is unusually high. There is no assurance that the Sub-Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which a Fund invests, an investor may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Under such circumstances, the returns generated from the investment may not compensate a Fund adequately for the risks assumed.

Investing in distressed debt can also impose duties on the Sub-Advisor which may conflict with duties which it owes to a Fund. A specific example of where the Sub-Advisor may have a conflict of interest is where it invests the assets of a Fund company in serious financial distress and where that investment leads to the Sub-Advisor investing further amounts of the Fund in the company or taking an active role in managing or advising the company or one of the Sub-Advisor’s employees becomes a director or other officer of the company. In such cases, the Sub-Advisor or its employee may have duties to the company and/or its members and creditors which may conflict with, or not correlate with, the interests of the shareholders of that Fund. In such cases, the Sub-Advisor may also have discretion to exercise any rights attaching to the Fund’s investments in such a company. The Sub-Advisor will take such steps as it considers necessary to resolve such potential conflicts of interest fairly.

EMERGING MARKETS (RBC EQUITY FUNDS AND RBC BLUE BAY FUNDS). A Fund may invest in less developed or emerging markets. These markets may be volatile and illiquid and the investments of the Fund in such markets may be considered speculative and subject to significant delays in settlement. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties which are less well capitalized, and custody and registration of assets in some countries may be unreliable. Delays in settlement could result in investment opportunities being missed if a Fund is unable to acquire or dispose of a security.

The risk of significant fluctuations in the NAV and of the suspension of redemptions in those Funds may be higher than for Funds investing in major world markets. In addition, there may be a higher than usual risk of political, economic, social and religious instability and adverse changes in government regulations and laws in emerging markets, assets could be compulsorily acquired without adequate compensation. The assets of a Fund investing in such markets, as well as the income derived from the Fund, may also be affected unfavorably by fluctuations in currency rates and exchange control and tax regulations and consequently the NAV of shares of these Funds may be subject to significant volatility. Some of these markets may not be subject to accounting, auditing and financial reporting standards and practices comparable to those of more developed countries and the securities markets of such countries may be subject to unexpected closure.

Due to political, military or regional conflicts or due to terrorism or war, it is possible that the United States, other nations or other governmental entities (including supranational entities) could impose sanctions on certain issuers that limit or restrict foreign investment, the movement of assets or other economic activity in a country that is involved in such conflicts. Such sanctions or other intergovernmental actions could result in the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. In addition, an imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Counter measures could be taken by the country’s government, which could involve the seizure of the Fund’s assets. In addition, such actions could adversely affect a country’s economy, possibly forcing the economy into a recession.

There may be less government supervision, legal regulation and less well defined tax laws and procedures than in countries with more developed securities markets. Some emerging markets governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are particularly significant. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems.

Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

EQUITY SECURITIES (ALL FUNDS EXCEPT RBC IMPACT BOND FUND AND U.S. GOVERNMENT MONEY MARKET FUND). A Fund may invest in equity or equity-related investments. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

A Fund may invest in preferred stock, which are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

EXCHANGE-TRADED NOTES (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND, RBC IMPACT INVESTMENT FUNDS AND U.S. GOVERNMENT MONEY MARKET FUND). Exchange-Traded Notes or “ETNs” are a type of debt security that trade on exchanges and promise a return linked to a market index or other benchmark. ETNs are unsecured debt obligations of the issuer—typically a bank or another financial institution. They differ from traditional bonds in certain ways. For example, unlike traditional bonds, ETNs typically do not pay any interest payments to investors. Instead, the issuer promises to pay the holder of the ETN an amount determined by the performance of the underlying index or benchmark on the ETN’s maturity date (typically 10, 30 or in some cases even 40 years from issuance), minus any specified fees. The performance of an ETN over long periods can differ significantly from the performance of the underlying index or benchmark. Some ETNs are callable at the issuer’s discretion. In addition, unlike traditional bonds, ETNs trade on exchanges throughout the day at prices determined by the market, similar to stocks or exchange-traded funds. But unlike exchange-traded funds, ETNs do not buy or hold assets to replicate or approximate the performance of the underlying index. The secondary market price of an ETN may differ significantly from its indicative value as calculated by the issuer.

The issuer of an ETN may engage in trading activity that is at odds with the interests of investors who hold the ETNs.

ETNs carry various risks, including credit risk, market risk and liquidity risk. The absence of an active secondary market for ETNs could make it difficult to dispose of the ETNs. Although ETNs are traded on an exchange, an active trading market may not develop. A Fund could suffer a loss if the issuer defaults on an ETN.

FOREIGN SECURITIES (RBC EQUITY FUNDS, RBC IMPACT BOND FUND AND RBC BLUEBAY FUNDS). Investing in the securities of issuers in any foreign country, including American Depositary Receipts (“ADRs”), involves special risks and considerations not typically associated with investing in securities of U.S. issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. These special risks include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); political instability which could affect U.S. investments in foreign countries; and diplomatic developments imposed by other countries or government entities. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund’s objective may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. For example, the Funds may face potential risks associated with the referendum on the United Kingdom’s continued membership in the EU, which resulted in a vote for the United Kingdom to leave the EU. The vote to leave the EU may result in substantial volatility in foreign exchange markets and may lead to a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact Fund returns. In addition, there may be a sustained period of market uncertainty, as the United Kingdom seeks to negotiate the terms of its exit, and it may also destabilize some or all of the other EU member countries and/or the Eurozone. These developments could result in losses to the Funds, as there may be negative effects on the value of Funds’ investments and/or on Funds’ ability to enter into certain transactions or value certain investments, and these developments may make it more difficult for Funds to exit certain investments at an advantageous time or price. Such events could result from, among other things, increased uncertainty and volatility in the United Kingdom, the EU and other financial markets; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of financial and other counterparties to enter into transactions or the price and terms on which other counterparties are willing to transact; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. Any of these events, as well as an exit or expulsion of an EU member state other than the United Kingdom from the EU, could negatively impact Fund returns.

A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s NAV and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy. Although a Fund may engage in forward foreign currency transactions and foreign currency options to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar, there is no assurance that these techniques will be successful.

Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND). A Fund may purchase when-issued securities and enter into agreements to purchase securities for a fixed price for settlement and delivery at a future date beyond the customary settlement time if a Fund maintains a segregated or earmarked account in accordance with procedures approved by the Trust that are intended to address potential leveraging issues, or if a Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing forward commitments and securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging a Fund’s assets.

Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales. Obligations purchased on a when-issued basis or held in the Funds’ portfolios are subject to changes in market value based not only upon the public’s perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates.

If to achieve higher interest income, the U.S. Government Money Market Fund remains substantially fully invested at the same time that it has purchased obligations on a “when-issued” basis, there will be a greater possibility that the market value of the Fund’s assets will vary from $1.00 per share. However, the Fund does not believe that under normal circumstances its NAV or income will be affected by its purchase of obligations on a when-issued basis.

When payment is made for when-issued securities, a Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains.

“To Be Announced” contracts or “TBA contracts” are forward contracts for the future purchase of “to be announced” debt obligations of the three U.S. government-sponsored agencies that issue or guarantee mortgage-backed securities. These bilateral contracts have two distinguishing features. First, the mortgage-backed securities to be bought or sold are not specified when the parties enter into the agreement. The parties agree on six general parameters of the debt obligations to be transferred: date, issuing agency, interest rate, maturity date, total face amount of the obligation and price. Then, immediately prior to the time of performance, the seller will specify how many and which securities will be used to satisfy the contract. Second, these contracts contemplate delayed delivery.

Forward contracts, including TBA contracts, and delayed-delivery transactions are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. In addition, recently finalized rules of the Financial Industry Regulation Authority (“FINRA”) include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and add operational complexity.

HIGH YIELD SECURITIES (RBC IMPACT BOND FUND AND RBC BLUEBAY FUNDS). High yield fixed income securities (i.e., securities rated BB+ or below by S&P, Ba1 or below by Moody’s or comparable rated and unrated securities (also known as junk bonds)) typically are subject to greater market fluctuations and to greater risk of loss of income and principal, due to default by the issuer, than are higher-rated fixed income securities. Lower-rated fixed income securities’ values tend to reflect short term corporate, economic and market developments and investor perceptions of the issuer’s credit quality to a greater extent than lower yielding higher-rated fixed income securities’ values. In addition, it may be more difficult to dispose of, or to determine the value of, high yield fixed income securities. There are fewer investors in lower-rated securities, and it may be harder to buy and sell securities at an optimum time. Fixed income securities rated BB or Ba or lower are described by the ratings agencies as having speculative characteristics.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Advisor’s or Sub-Advisor’s credit analysis, as applicable, than would be the case with investments in investment-grade debt obligations.

The risk of loss from default for the holders of high yield securities is significantly greater than is the case for holders of other debt securities because such high yield securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Funds in already defaulted securities poses an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Funds of their initial investment and any anticipated income or appreciation is uncertain. In addition, the Funds may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect their interests. The Funds may be required to liquidate other portfolio securities to satisfy annual distribution obligations of the Funds in respect of accrued interest income on securities which are subsequently written off, even though the Funds have not received any cash payments of such interest.

IDENTIFYING INVESTMENT OPPORTUNITIES (ACCESS FUND). Upon the choice of one or more Designated Target Regions, the Fund will begin the search and design process for the debt securities to be created in the Designated Target Regions. First, the Fund will subject potential investments to the due diligence traditionally employed in evaluating debt securities. Such securities will be purchased by the Fund only after the due diligence process has been satisfied. Second, the Fund will analyze potential investments to ensure that they represent a commitment of capital to affordable housing and/or community development activities serving low- and moderate-income individuals. Further, the Fund must have a reasonable level of confidence that the expected rate of return from the proposed investment will contribute to the Fund’s investment objective.

Investment opportunities will be brought to the Fund through a variety of channels. Prospective issuers of securities, including federal, state, and other public sector agencies, may contact the Fund with potential investment programs. Investment bankers or financial advisors may also work to develop debt securities for the Fund. Alternatively, the Fund may approach prospective issuers or investment banks with suggestions for debt securities that could be purchased by the Fund.

The second avenue for the creation of Fund investments is through identifying existing inventories of community investments that do not have access to capital markets investors. These inventories may be loans issued by financial institutions including non-bank lenders or other originators such as revolving loan funds, community development corporations (“CDCs”), community development financial institutions (“CDFIs”), and state or local economic development authorities. Community-based loan originators, traditional and non-traditional, are often constrained as to the amount of capital that may be allocated to the extension of new loans. These originators may be capable of using their skills and existing presence in the community to originate new loans but cannot do so due to scarcity of new loan capital. If the Fund can liquefy these inventories and turn the existing, seasoned loans into Fund investments, these originators could then re-lend in the community with the proceeds they receive from the sale of their loan portfolios. Increasing the velocity of capital emanating from community-based loan originators will help the Fund realize its financial and economic goals, which are identical to the Fund’s investment objective. The Advisor will seek assurances from the sellers that they will use the proceeds from existing loans sold to the Fund to make new loan capital available to the targeted communities.

There is no assurance that there will be a sufficient number of attractive potential investments available to the Fund. While the Fund believes it offers a unique investment vehicle at this time, in some instances, particularly with housing-related investments, it is possible that there will be competition from other investors seeking to invest in the same types of securities, including those for which there may be a limited supply (e.g., privately placed debt securities in the same Designated Target Regions in which the Fund invests).

Such other investors may have greater resources than the Fund. Furthermore, the Fund’s need to comply with provisions of the 1940 Act and provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) might restrict the Fund’s flexibility as compared to that of its competitors. The need to compete for investment opportunities may make it necessary for the Fund to offer more attractive transaction terms than otherwise might be the case.

ILLIQUID AND RESTRICTED SECURITIES (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND). A Fund may invest up to 15% of its net assets in illiquid securities, defined as securities that it cannot sell or dispose of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted OTC options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

Restricted securities are subject to legal restrictions on resale. Each Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). The practice of investing in Rule 144A Securities could increase the level of a Fund’s illiquidity during any period that qualified buyers become uninterested in purchasing these securities.

Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale.

The SEC defines “liquidity risk” as the risk that a Fund may not be able to meet redemption requests without significantly diluting the interests of remaining shareholders. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES (U.S. GOVERNMENT MONEY MARKET FUND). The Fund may invest up to 5% of its total assets in all forms of “illiquid” investments and may invest without limitation in “restricted” securities, including unregistered commercial paper, which the Advisor, pursuant to liquidity standards established by the Board of Trustees, has determined are liquid. For the purposes of the U.S. Government Money Market Fund, an investment is generally deemed to be “illiquid” if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the price at which the Fund is valuing the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted OTC options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

All money market funds are required to comply with SEC requirements with respect to liquidity of the funds’ investments. Specifically, taxable money market funds, including the Fund, are required to hold at least 10% of their total assets in “daily liquid assets” and all money market funds are required to hold at least 30% of their total assets in “weekly liquid assets.” Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities. Weekly liquid assets include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

“Restricted securities” are securities which were originally sold in private placements and which have not been registered under the 1933 Act. These securities generally have been considered illiquid by the staff of the SEC, since the securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act, and certain types of commercial paper). Additionally, the Advisor believes that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(a)(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if the securities are deemed by the Advisor to be liquid in accordance with liquidity guidelines established by the Board of Trustees. Investing in restricted securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

INDUSTRY/SECTOR FOCUS (RBC MICROCAP VALUE FUND AND RBC SMALL CAP VALUE FUND). At times, a Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

INVESTMENT COMPANIES (RBC EQUITY FUNDS, RBC BLUEBAY FUNDS AND U.S. GOVERNMENT MONEY MARKET FUND). A Fund may purchase securities issued by other investment companies. Each Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These limitations do not apply to investments in securities of companies that are excluded from the definition of an investment company under the 1940 Act. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by shareholders.

With the exception of the U.S. Government Money Market Fund, a Fund’s investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the Fund’s investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings, and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Advisor, Sub-Advisor, nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

INVESTMENT GRADE SECURITIES (RBC IMPACT BOND FUND AND RBC BLUEBAY FUNDS). A Fund may invest in investment grade securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

INITIAL PUBLIC OFFERINGS (RBC SMID CAP GROWTH FUND, RBC ENTERPRISE FUND, RBC SMALL CAP CORE FUND AND RBC SMALL CAP VALUE FUND). Although these Funds generally do not invest in initial public offerings (“IPOs”), in the event that they do, because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increases in Fund expenses, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. There is a risk that a Fund’s IPO holdings can be affected by substantial dilution in value, due to sales of additional shares by the IPO issuer and due to possible concentration of control in existing management and principal shareholders.

LEGISLATION AND REGULATION (ACCESS FUND). Many aspects of the Fund’s investment objective are directly affected by the Community Reinvestment Act of 1977 (the “CRA”), and related national and local legal and regulatory environments. Changes in laws, regulations, or the interpretation of regulations could all pose risks to the successful realization of the Fund’s investment objective. It is not known what changes, if any, may be made to the CRA in the future and what impact these changes could have on regulators or the various states that have their own versions of the CRA. Changes in the CRA might affect Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In particular, repeal of the CRA would significantly reduce the attractiveness of Fund ownership for regulated investors. There is no guarantee that an investor will receive CRA credit for its investment in the Fund. If CRA credit is not given, there is a risk that an investor may not fulfill its CRA obligations.

LEGISLATION AND REGULATION (ALL FUNDS). Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Actions by governmental entities may also impact certain instruments in which a Fund invests. For example, certain instruments in which a Fund may invest rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

LOAN ASSIGNMENTS AND PARTICIPATIONS (RBC IMPACT BOND FUND AND RBC BLUEBAY FUNDS). A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower (“borrower”) by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in the Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. The Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Advisor or Sub-Advisor to be creditworthy. When purchasing loan participations, the Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, the Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

The loan participations or assignments in which the Fund invests may not be rated by any internationally recognized rating service.

The Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the agent bank or other financial intermediary are determined to be subject to the claims of the agent bank’s or other financial intermediary’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, if the Fund invests in publicly traded securities the Advisor or Sub-Advisor may not have access to material non-public information to which other investors have access. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

MORTGAGE-RELATED SECURITIES (RBC IMPACT INVESTMENT FUNDS). Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by Ginnie Mae; or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by Fannie Mae or Freddie Mac, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Mortgage pass-through securities issued by private issuers may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit issued by governmental entities, private insurers or the mortgage poolers.

Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the “PSA”) has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the “CPR”), or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these circumstances, the Fund may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

The Fund may also invest in investment grade CMOs which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. CMOs may be issued by government and non-governmental entities. Some CMOs are debt obligations of Freddie Mac issued in multiple classes with different maturity dates secured by the pledge of a pool of conventional mortgages purchased by Freddie Mac. Other types of CMOs are issued by corporate issuers in several series, with the proceeds used to purchase mortgages or mortgage pass-through certificates. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. To the extent a particular CMO is issued by an investment company, the Fund’s ability to invest in such CMOs will be limited. See “Investment Restrictions.”

Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different from the stated maturity of the security.

It is anticipated that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

MUNICIPAL BONDS AND NOTES (U.S. GOVERNMENT MONEY MARKET FUND). Municipal bonds are issued to obtain funds for various public purposes. They are generally classified as general obligation bonds or revenue bonds. General obligation bonds are issued by states or municipal subdivisions such as counties, cities, towns, school districts, and special districts. General obligation bonds are secured by the full faith, credit, and taxing power of the issuer. For municipal subdivisions this includes a pledge of ad valorem property taxes.

Revenue bonds are payable solely from a particular stream of revenues from a project, enterprise, loan program, or special tax. Such projects and enterprises include toll roads, water and sewer systems, electric systems, ports, airports, state universities, and community colleges. Lease revenue bonds and certificates of participation are secured by lease rental payments made by states or municipalities, often from their general revenues. Revenue bonds also include loans to not-for-profit entities such as private colleges, hospitals, and healthcare systems, which are secured solely by repayments by those entities. Industrial development and pollution control revenue bonds are secured by loans to corporations, which are solely responsible for repayment.

Notes are temporary borrowings by state and local governments, usually for periods of less than 13 months. Bond anticipation notes are used to temporarily finance capital projects and are expected to be repaid through the issuance of long-term bonds. Other types of notes are used to even out cash flows throughout the year. These include tax anticipation, revenue anticipation, and grant anticipation notes. Such notes are repaid from the collection of the various sources of revenues.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Although the interest on most municipal bonds and notes is exempt from federal income taxes, some are not eligible for this exemption. Some of these were issued for purposes which do not qualify for tax-exempt treatment. Others, known as Build America Bonds, were issued under a federal government program in 2009 and 2010. The federal government provides a partial interest subsidy to the issuer of these bonds. These payments are not considered to be a partial guarantee by the U.S. Government of these bonds.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Fund may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Fund’s portfolio. Upon the effectiveness of any legislation that materially affects the Fund’s ability to achieve its investment objectives, the Board of Trustees of the Trust will reevaluate the Fund’s investment objectives and submit to its shareholders for approval necessary changes in its objectives and policies.

MUNICIPAL OBLIGATIONS (RBC IMPACT INVESTMENT FUNDS). Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). These obligations are generally classified as either “general obligation” or “revenue” bonds.

General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the repayment of interest and principal. Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the FHA under Fannie Mae or Ginnie Mae. Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of these governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either “general obligation” or “revenue” bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of these issues now have variable or floating interest rates and demand features that may permit the Fund to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer’s full faith and credit and taxing (usually property tax) power.

Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds may be used to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

The interest on these obligations is generally exempt from federal income tax. Although the interest on most municipal bonds is exempt from federal income taxes, some are not eligible for this exemption. These are known as taxable municipal securities. These bonds are issued for certain purposes which do not qualify for tax-exempt treatment, and their designation as taxable municipal securities is determined at the time of issuance. They may be either general obligation or revenue bonds.

The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate “issuer” as that term is used in the Prospectuses and this SAI, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Fund may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Fund’s portfolio. Upon the effectiveness of any legislation that materially affects the Fund’s ability to achieve its investment objectives, the Board of Trustees will reevaluate the Fund’s investment objectives and policies.

MUNICIPAL VARIABLE RATE DEMAND OBLIGATIONS (U.S. GOVERNMENT MONEY MARKET FUND). Variable Rate Demand Obligations (VRDOs) are financial instruments whose yield is reset on a regular basis, usually daily or weekly. Rates are adjusted to bring them in line with the current level of interest rates and current market supply and demand dynamics. VRDOs also have a put feature whereby the investor may, at his option, return the instrument to the issuer or its agent at face value plus accrued interest. Such puts can usually be made either on a same-day basis or with one week notice. Although the underlying bond usually has a maturity that exceeds the 397 day maximum investment term of money market funds, the interest reset and put features of VRDOs are intended to provide the investor with many of the characteristics of short maturity securities. In many cases, interest and scheduled principal payments of VRDOs are guaranteed by a bank or insurance company under a letter of credit or insurance guarantee. Also, the ability of the issuer to repay the investor when the VRDOs are put back may be guaranteed under a letter of credit or liquidity agreement by a bank or other financial institution. In such cases the Fund may rely on the financial strength of the bank or financial institution for payment rather than on the issuer.

The absence of an active secondary market for certain variable rate obligations could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

NON-DIVERSIFIED STATUS (ACCESS FUND AND RBC BLUEBAY EMERGING MARKET DEBT FUND). The Access Fund and RBC BlueBay Emerging Market Debt Fund are each classified as a “non-diversified” investment company under the 1940 Act. Under the 1940 Act, a “diversified” investment company is a management company that, with respect to at least 75% of the value of its total assets, is invested in cash and cash items, Government securities, securities of other investment companies, and securities of other issuers so long as the management company does not own an amount greater in value than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer. As a “non-diversified” investment company, the Funds are not required to meet these requirements. However, the Funds are qualified as a Regulated Investment Company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) and is, therefore, subject to the diversification standards of Subchapter M of the Code. Nevertheless, each Fund’s NAV will be subject to a greater risk of loss than if the Funds were more widely diversified.

Each Fund must meet a number of diversification requirements to qualify as a RIC and, if qualified, to continue to qualify. If the Funds experience difficulty in meeting those requirements for any fiscal quarter, they might accelerate borrowings in order to increase the portion of each Fund’s total assets represented by cash, cash items, and U.S. Government securities shortly thereafter and as of the close of the following fiscal quarter to attempt to meet the requirements. However, the Funds would incur additional interest and other expenses in connection with any such accelerated borrowings, and increased investments by each Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from accelerated borrowings) are likely to reduce the Funds’ return to investors. Furthermore, there can be no assurance that the Funds would be able to meet those requirements through such actions.

OPERATIONAL PROCESSES (U.S. GOVERNMENT MONEY MARKET FUND). The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events. The use of certain investment strategies that involve manual or additional processing increases these risks. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

In addition, the Fund may rely on various sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

PRIVATE PLACEMENT SECURITIES (RBC IMPACT INVESTMENT FUNDS AND RBC BLUEBAY FUNDS). Fund investments may include private placement debt securities. The Fund may often be the sole buyer of such securities designed for purchase by the Fund. There is no limit as to the percentage of the Fund’s portfolio that may be invested in such securities; however, the securities purchased by the Fund may be, by definition, illiquid investments for which there is currently no secondary market. The Fund may not invest more than 15% of its net assets in illiquid securities. When making portfolio purchases, the Fund may pay a premium for the community benefits embedded in each transaction. When making sales of portfolio investments, the Fund will seek to obtain a premium from the purchaser; however, there can be no assurances as to the exact amount of premium that will be received, if any.

REAL ESTATE INVESTMENT TRUSTS (RBC EQUITY FUNDS AND RBC IMPACT INVESTMENT FUNDS). A Fund may invest in equity or debt real estate investment trusts (“REITs”). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interest in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Code and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND). A Fund may invest in securities subject to repurchase agreements with certain U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Fund for the purpose of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Funds to earn income for periods as short as overnight. For purposes of the 1940 Act, repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Funds, except the U.S. Government Money Market Fund, will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Advisor or Sub-Advisor, as applicable, present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The U.S. Government Money Market Fund will enter into repurchase agreements only with brokers, dealers or banks that meet the Advisor’s credit guidelines, including the Federal Reserve Bank of New York. For Funds other than the U.S. Government Money Market Fund, the Advisor or Sub-Advisor, as applicable, will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price.

For the U.S. Government Money Market Fund, the Advisor will monitor collateral composition and the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. Collateral composition may vary for repurchase agreements. All repurchase agreement counterparties for the U.S. Government Money Market Fund will be approved consistent with the Advisor’s policies and procedures. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. A Fund, other than the U.S. Government Money Market Fund, will not invest in repurchase agreements maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets. As a non-fundamental policy, the U.S. Government Money Market Fund will not invest more than 5% of its total assets in repurchase agreements maturing in more than seven days and other illiquid investments.

REVERSE REPURCHASE AGREEMENTS (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND). A Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. Reverse repurchase agreements involve the possible risk that the value of portfolio securities a Fund relinquishes may decline below the price a Fund must pay when the transaction closes. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s and/or Sub-Advisor’s policies and procedures, as applicable. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowing by a Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Fund’s outstanding shares. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

SECURITIES OF SMALLER COMPANIES (RBC EQUITY FUNDS, RBC BLUEBAY EMERGING MARKET DEBT FUND AND RBC BLUEBAY GLOBAL BOND FUND). A Fund may invest in securities of smaller companies. Investing in securities of smaller companies involves additional risks compared to investing in larger companies. Compared to larger companies, smaller companies may have more limited product lines and capital resources, less established markets for their products or services, have earnings that are more sensitive to changes in the broader economy and be more dependent on key members of management. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably, is greater than compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. Furthermore, securities of smaller companies have less active trading markets and may be harder to sell at the time and prices that the Advisor or Sub-Advisor, as applicable, considers appropriate. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

SOVEREIGN BONDS (RBC IMPACT BOND FUND AND RBC BLUEBAY FUNDS). A Fund may invest in debt obligations issued or guaranteed by governments or their agencies (sovereign bonds). The governmental entity that controls the repayment of sovereign bonds may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debt on a timely basis. Consequently, governmental entities may default on their sovereign bonds.

Holders of sovereign bonds may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign bonds, on which a governmental entity has defaulted, may be collected in whole or in part.

SUBORDINATED DEBTS (RBC IMPACT BOND FUND AND RBC BLUEBAY FUNDS). A Fund may invest in subordinated debt. Subordinated debt is debt which, in the case of insolvency of the issuer, ranks after other debts in relation to repayment. Because subordinated debt is repayable after senior debts have been re-paid the chance of receiving any repayment on insolvency are reduced and therefore subordinated debt represents a greater risk to the investor.

TEMPORARY DEFENSIVE POSITIONS (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND). In an attempt to respond to adverse market, economic, political or other conditions, the Funds may temporarily invest without limit in a variety of short-term instruments. These instruments may include U.S. Government securities; certificates of deposit, bankers’ acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; debt obligations of corporations, corporate debt instruments; variable rate demand notes, commercial paper; and repurchase agreements with respect to securities in which a Fund is authorized to invest. These instruments may have speculative characteristics. Each Fund may also, to a limited extent and consistent with its objective, invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

During such periods when the Funds are not investing according to their principal investment strategies, it is possible the Funds may not achieve their investment objectives.

U.S. GOVERNMENT SECURITIES (ALL FUNDS EXCEPT RBC BLUEBAY FUNDS). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Obligations”). Government Obligations are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. The Government Obligations in which the Funds may invest include:

•	Direct obligations of the U.S. Treasury, such as U.S. Treasury bills, which have a maturity of up to one year, and notes and bonds, which have longer maturities;

•

Notes, bonds and discount notes issued and guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the United States, such as mortgage-backed certificates issued by Ginnie Mae;

•

Notes, bonds and discount notes of U.S. Government agencies or instrumentalities which are able to borrow from the U.S. Treasury, subject to certain limits, such as obligations of the Federal Home Loan Bank;

•

Notes, bonds and discount notes of other U.S. Government instrumentalities backed by the credit of the agency or instrumentality issuing the obligation, and in certain circumstances, also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and

•

Other obligations backed only by the credit of the agency or instrumentality issuing the obligation, such as obligations of the Federal Farm Credit Banks. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the NAV of any Fund’s shares.

On September 6, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and

Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.

On September 7, 2008, the U.S. Treasury announced steps taken by it in connection with the conservatorship. Among other things, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury has become the holder of a new class of senior preferred stock of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. Under these SPAs, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPA to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired – Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.

The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Fannie Mae and Freddie Mac, and the future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Funds. Congress has recently considered, and may consider in the future, proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of a fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.

Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government sponsored entities.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES (ALL FUNDS EXCEPT RBC SMID CAP GROWTH FUND AND U.S. GOVERNMENT MONEY MARKET FUND). A Fund may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults during periods in which a Fund is not entitled to exercise its demand rights.

WARRANTS (RBC EQUITY FUNDS). A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of each Fund and, except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

(1)

Each Fund is an open-end management investment company and each Fund (other than the Access Fund and RBC BlueBay Emerging Market Debt Fund) has elected to be classified as a diversified series and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Funds have the following fundamental investment restrictions:

(2)

Each of the RBC Equity Funds, RBC Impact Investment Funds and U.S. Government Money Market Fund will not borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

The Access Fund has adopted a fundamental policy to borrow money only in amounts up to 25% of the Access Fund’s average gross assets less accrued liabilities, other than indebtedness for borrowing.

Each of the RBC BlueBay Funds will not borrow money, except to the extent that the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. Current regulation permits a Fund to borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3)

Each of the RBC Equity Funds, RBC Impact Investment Funds and U.S. Government Money Market Fund will not issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

Each of the RBC BlueBay Funds will not issue any class of senior securities, except to the extent that the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

(4)

Each Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)

Each Fund (other than the Access Fund) will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

The Access Fund will not purchase or sell real estate, commodities or commodity contracts, but subject to its other investment policies and restrictions, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by entities that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

(6)

Each Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)

Each Fund (other than the Access Fund) will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that this restriction will not apply to a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Access Fund will not invest less than 25% of its total assets in the affordable housing industry. By “affordable housing industry” the Fund intends to include in its portfolio asset-backed securities, particularly mortgage-backed securities, small business loans, taxable and tax-exempt municipal securities, and other instruments supporting affordable housing and community development, and serving low and moderate income individuals and communities.

(8)

Each Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions

For the purposes of fundamental policy number 1, The U.S. Government Money Market Fund intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

For purposes of investment restriction number 7, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For the U.S. Government Money Market Fund, where a municipal obligation is backed only by the assets and revenues of a non-government user, such user is deemed to be the issuer and is subject to industry concentration limit.

For purposes of investment restriction number 8, with respect to its futures transactions and writing of options (other than fully covered call options), a Fund will maintain liquid assets in a segregated or earmarked account for the period of its obligation under such contract or option in an amount equal to its obligations under such contracts or options, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues. For the Access Fund, except with respect to investment policy number 2, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

The Funds (other than the Access Fund and RBC BlueBay Emerging Market Debt Fund) are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. Government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

For purposes of the fundamental investment policies regarding industry concentration, “to concentrate” generally means to invest more than 25% of the Fund’s total assets, taken at market value at the time of investment. For purposes of the fundamental investment policy regarding industry concentration, the Advisor or Sub-Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Advisor or Sub-Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Advisor or Sub-Advisor may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Non-Fundamental Investment Restrictions

Certain Funds are subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

The U.S. Government Money Market Fund may not pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The U.S. Government Money Market Fund may not invest more than 5% of its assets in all forms of illiquid securities, as set forth in this SAI under “Description of Other Securities and Investment Practices - Illiquid Investments and Restricted Securities (U.S. Government Money Market Fund).”

Each Fund, other than the U.S. Government Money Market Fund, may not invest more than 15% of the value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days’ notice).

The investment objectives of the RBC Small Cap Value Fund and the RBC Impact Bond Fund are non-fundamental investment policies that may be changed by the Board of Trustees without shareholder approval.

RBC SMID Cap Growth Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in common stocks of small and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500TM Growth Index at the time of investment. As of December 31 2018, the market capitalization range for the Russell 2500 TM Growth Index was approximately $8.0 million to $17.8 billion.

RBC Small Cap Core Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its assets in a portfolio of common stocks of small companies. As of December 31, 2018, the market capitalization range of the Russell 2000® Index was $7.9 million to $20.4 billion.

RBC Microcap Value Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its assets in a portfolio of microcap value stocks. The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of the New York Stock Exchange listed stocks (“upper limit”). At the close of business on October 31, 2018, this upper limit was approximately $616 million. The Fund defines “value stocks” primarily as those with low price-to-book characteristics.

RBC Small Cap Value Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in common stocks of small companies. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase. As of December 31, 2018, the market capitalization range for the Russell 2000® Value Index was approximately $26.0 million to $5.3 billion.

RBC Impact Bond Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in fixed income securities of companies meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.

Each RBC BlueBay Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in securities that are consistent with its name, measured as of the time of purchase. These policies are set forth in the Prospectus for the RBC BlueBay Funds.

The following provisions apply to each of the 80% policies discussed above.

Each Fund has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in the 80% investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy. In addition, for purposes of these policies, investments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Further, for purposes of these policies, a Fund may “look through” a repurchase agreement to the collateral underlying the agreement, and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral. For purposes of these 80% policies, “assets” is defined as net assets, plus the amount of any borrowings for investment purposes. The Funds (except the RBC BlueBay Funds) do not intend to borrow for investment purposes.

The U.S. Government Money Market Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 of the 1940 Act whereby, under normal circumstances, at least 80% of its assets must be invested in U.S. Government Securities (defined above) and in repurchase agreements secured by them. Assets, for purposes of Rule 35d-1, are defined as net assets plus the amount of any borrowings for investment purposes. The Fund does not intend to borrow for investment purposes. However, under normal market conditions, the Advisor will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund has also adopted a policy to provide shareholders with at least 60 days’ notice in the event of a planned change in its 80% policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act. For purposes of the 80% policy, the Fund may “look through” a repurchase agreement to the collateral underlying the agreement and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Funds nor the entities that provide services to them (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the NAV per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Funds’ transfer agent or your financial consultant at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Funds reserve the right in their sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes Fund shareholders who hold shares through other financial intermediaries.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, but may choose not to refuse the order if indemnified against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted from placing further orders.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

Each Fund, other than the U.S. Government Money Market Fund, intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. See “Additional Information Regarding Sales (Redemptions) of the U.S. Government Money Market Fund” below.

In case of emergencies or other unusual circumstances, each Fund may suspend redemptions or postpone payment for more than seven days (one business day for the U.S. Government Money Market Fund), as permitted by law. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 calendar days of the date of purchase, the Funds may delay transmission of proceeds until it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 calendar days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non-certificated shares held in an open account. The Funds may pay such redemption by wire or check at the Funds’ option, and reserve the right to refuse a telephone or fund website redemption request. The Funds may reduce or waive the charge for wiring redemption proceeds in connection with certain accounts. This fee is currently $15, but is subject to change without prior notice.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts whose value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action. An account may be closed if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

As disclosed in the respective prospectus for the RBC Equity Funds and RBC BlueBay Funds, a 2.00% fee is imposed on redemptions or exchanges of Class A and Class I shares of the RBC Equity Funds and RBC BlueBay Funds within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (i) shares purchased through reinvested distributions (dividends and capital gains); (ii) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans); (iii) shares redeemed in accordance with the systematic monthly redemption plan or monthly exchange program; (iv) redemptions following the death or disability of a shareholder; or (v) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program (not at the direction of the investment advisor’s client). The U.S. Government Money Market Fund, RBC Impact Investment Funds, Class R6 shares of the RBC Equity Funds and Class R6 shares of the RBC BlueBay Funds are not subject to a redemption fee.

Each Fund that charges redemption fees will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange. In other words, shares of the Funds that are held for 30 days or less generally are redeemable at a price equal to 98% of the then current NAV per share and this 2.00% reduction in redemption proceeds, which is referred to in the Funds’ Prospectus and this SAI as a redemption fee, directly affects the amount a shareholder who is subject to the reduction receives upon exchange or redemption.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Pricing of Fund Shares” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Each Fund, except the U.S. Government Money Market Fund, may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the primary markets is restricted by applicable rules and regulations of the SEC; (b) the primary markets are closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets. Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act. See “Additional Information Regarding Sales (Redemptions) of the U.S. Government Money Market Fund” below.

Large Sale (Redemption) Conditions. Large redemptions can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Accordingly, we request that you give us three business days’ notice for any redemption of $2 million or more.

Additional Information Regarding Sales (Redemptions) of the U.S. Government Money Market Fund

The U.S. Government Money Market Fund intends to pay redemption proceeds promptly. If your request for redemption is received in good order before the Fund’s NAV calculation time, the Fund will normally make payment to you in satisfaction thereof on the same business day, and if the Fund receives your request after the Fund’s NAV calculation time, the Fund will normally make payment to you in satisfaction thereof on the next business day, except as described below.

In the unlikely event that (a) the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or (b) the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees or (c) the Fund’s Board of Trustees, including a majority of trustees who are not interested persons of the Fund as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board of Trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board of Trustees has the authority to suspend redemptions of Fund shares.

The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) the SEC has by order permitted such suspension; or (b) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. The Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

The Fund may delay redemptions beyond the period set forth in the Prospectus upon the following events: (a) non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) closure of the NYSE other than for customary weekend and holiday closings or restriction of trading on the NYSE; (c) declaration by the SEC of an emergency or that trading be restricted; or (d) as part of a necessary liquidation of the Fund, for any period during which the Fund has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

As a result of amendments to the rules under the 1940 Act that govern the operations of the Fund as a money market fund, the Fund could in the future (subject to Board approval and prior notice to shareholders) impose liquidity fees on all redemptions and permit the Fund to limit (or gate) redemptions for up to 10 business days in any 90-day period.

Shares

Each of the classes of shares of the Funds is sold on a continuous basis by the Funds’ Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. There is no minimum requirement for subsequent investment for all shares of the Funds; however, there is a $50 minimum for subsequent investments in the Automatic Investment Plan for RBC Institutional Class 1 and RBC Institutional Class 2. The Funds offer the following classes of shares:

Class A Shares:	All Funds except RBC Small Cap Value Fund and U.S. Government Money Market Fund.

Class I Shares:	All of the RBC Equity Funds, RBC Impact Investment Funds and RBC BlueBay Funds offer Class I Shares to institutions or individuals. Class I shares of the RBC Impact Investment Funds and RBC BlueBay Funds (except the RBC BlueBay Global Bond Fund) are offered to individuals and institutions with a $1,000,000 minimum requirement for initial investment. For the RBC Equity Funds (except the RBC Small Cap Value Fund) there is a $250,000 minimum requirement for initial investment. For the RBC Small Cap Value Fund and RBC BlueBay Global Bond Fund there is a $100,000 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans.

Class IS Shares:	Class IS shares are offered by the Access Fund to individuals and institutions with a $2,500 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans.

Class R6 Shares:	Class R6 shares are offered by the RBC Impact Bond Fund, RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Small Cap Value Fund, RBC BlueBay Emerging Market Debt Fund and RBC BlueBay Global Bond Fund to Institutional Investors that meet a $250,000 ($1,000,000 for the RBC Impact Bond Fund, RBC BlueBay Emerging Market Debt Fund and RBC BlueBay Global Bond Fund) minimum requirement for initial investment and to Eligible Investors. Institutional Investors (including endowments and foundations) are investors deemed appropriate by the Advisor that hold shares of a Fund through an account held directly with the Fund and that are not traded through an intermediary, subject to a minimum initial investment amount of $250,000 ($1,000,000 for the RBC Impact Bond Fund, RBC BlueBay Emerging Market Debt Fund and RBC BlueBay Global Bond Fund). Eligible Investors are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of a Fund and do not collect servicing or recordkeeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of a Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, recordkeeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401(k) plans or individual 403(b) plans.

RBC Institutional Class 1, RBC Institutional Class 2 and RBC Investor Class:	The U.S. Government Money Market Fund offers three classes of shares. Eligibility for each share class of the Fund is described in the Prospectus.

EXCHANGE OF FUND SHARES

As described in each Prospectus, each Fund offers convenient ways to exchange shares of a Fund for shares of another Fund. With the exception of exchanges to or from the U.S. Government Money Market Fund and Class I shares exchanges into Class IS or Class R6 shares (as noted below), the share class must be the same in the two Funds involved in the exchange. Exchanges to the U.S. Government Money Market Fund will be into the RBC Institutional Class 1 Shares. RBC Institutional Class 1 shares of the U.S. Government Money Market Fund may be exchanged for any class of the Funds included in this SAI or the RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Emerging Markets Value Equity Fund, RBC Global Opportunities Fund or RBC International Opportunities Fund (each, an “RBC Global Equity Fund”); or RBC Short Duration Fixed Income Fund or RBC Ultra-Short Fixed Income Fund (each, an “RBC Fixed Income Fund”). RBC Institutional Class 2 and RBC Investor Class shares of the U.S. Government Money Market Fund are not eligible to be exchanged for shares of other RBC Funds. Because Class A shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund are not subject to a front-end sales charge, you will be subject to the payment of a sales charge at the time of exchange of those shares into Class A shares of any other RBC Fund based on the amount that you would have owed if you directly purchased Class A shares of that RBC Fund (less any sales charge previously paid in connection with shares exchanged for such shares of the RBC Short Duration Fixed Income or RBC Ultra Short Fixed Income Fund, as applicable). Class A and Class I shares of the RBC Equity Funds, RBC BlueBay Funds or RBC Global Equity Funds exchanged within 30 calendar days of purchase generally will be subject to a redemption fee of 2.00% of the value of the shares exchanged. The RBC Impact Investment Funds, RBC Fixed Income Funds and the U.S. Government Money Market Fund are not subject to a redemption fee. The Funds also reserve the right to limit exchanges.

The Funds reserve the right to reject any exchange for any reason. With the exception of exchanges to the U.S. Government Money Market Fund, you must meet the minimum investment and eligibility requirements of the Fund you are exchanging into and the names and registrations on the two accounts must be identical. To the extent that an RBC Fund offers Class IS or Class R6 shares, Class I shares of that Fund may be exchanged for Class IS or Class R6 shares of that Fund at any time, provided that all eligibility requirements for investment in Class IS or Class R6 shares, as applicable, are met. Your shares must have been held in an open account for 15 calendar days or more and we must have received good payment before we will exchange shares. Before engaging in an exchange transaction, a shareholder should obtain and read carefully the prospectus describing the Fund into which the exchange will occur.

The Trust may terminate or amend the terms of the exchange privilege as to any Fund at any time upon 60 days’ notice to shareholders.

MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust and is responsible for protecting the interests of shareholders. The Board of Trustees is composed of experienced business persons who meet throughout the year to establish the Funds’ policies and oversee the management of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds’ performance.

The Role of the Board

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board of Trustees. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, the Sub-Advisor, the Distributor, the Administrator, the custodian and the transfer agent. The Board of Trustees has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting back to the Board. The Board of Trustees has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters. From time to time, one or more members of the Board of Trustees may meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board of Trustees and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

Board Structure and Leadership

The Board of Trustees has five standing committees: an Audit Committee, a Nominating Committee, a Corporate Governance Committee, a Valuation, Portfolio Management and Performance Committee, and a Compliance Committee. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Funds. The Board is composed of seven trustees, and six of the seven Trustees are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Funds between meetings. In developing its current structure, the Board of Trustees recognized the importance of having a significant majority of Independent Trustees. The Board of Trustees believes that its current leadership structure, including the composition of the Board and its Committees, is an appropriate means to provide effective oversight on behalf of shareholders.

As needed between regular meetings, the Board of Trustees or a specific committee receives and reviews reports relating to the Trust and engages in discussions with appropriate parties relating to the Funds’ operations and related risks.

The Audit Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Garner, Seward and Taylor. The Audit Committee acts as a liaison between the Funds’ independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Funds’ accounting system and the effectiveness of the internal accounting controls of the Funds and their service providers. For the fiscal year ended September 30, 2019, the Audit Committee met three times.

The Nominating Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. MacDonald and James. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by the full Board. For non-Independent Trustees (management candidates), the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Trust, should be submitted to the Secretary of the Trust or any member of the Committee in writing at the address of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended September 30, 2019, the Nominating Committee met one time.

The Corporate Governance Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. MacDonald and James. The Board of Trustees has developed a set of Principles of Corporate Governance (“Governance Principles”) to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. The Committee also coordinates the annual Board Self-Assessment required by the SEC governance rules, the annual review of Trustee independence, and an annual review of independent legal counsel for the Independent Trustees relating to independence and general performance. The Governance Principles include a commitment to ongoing Trustee education, and the Corporate Governance Committee oversees the process of identifying educational topics, and facilitating quarterly Board education sessions covering industry, regulatory and governance issues relevant to the Funds. For the fiscal year ended September 30, 2019, the Corporate Governance Committee met three times.

The Valuation, Portfolio Management and Performance Committee (the “Valuation Committee”) of the Trust is currently composed of Ms. Bode and Messrs. MacDonald and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Funds’ portfolio managers information sufficient to permit the Valuation Committee to evaluate the Funds’ performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to obtain from the Funds’ investment advisor information sufficient to permit the Committee to evaluate the quality of the advisor’s exercise of brokerage discretion when buying and selling portfolio securities for the Funds; (6) to investigate matters brought to its attention within the scope of its duties; (7) to assure that all its actions are recorded in minutes of its meetings and maintained with the Funds’ records; and (8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended September 30, 2019, the Valuation Committee met four times.

The Compliance Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Garner, James and Taylor. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the 1940 Act; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended September 30, 2019, the Compliance Committee met four times.

Risk Oversight

As part of its oversight of the management and operations of the Trust, the Board of Trustees also has a risk oversight role, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Funds; (ii) reviewing compliance reports and approving certain compliance policies and procedures of the Funds and their service providers; (iii) working with management to consider key risk areas and to seek assurances that adequate resources are available and appropriate plans are in place to address risks; (iv) meeting with service providers, including Fund auditors, to review Fund activities; (v) meeting with the Chief Compliance Officer and other officers of the Trust and its service providers to receive information about compliance, and risk assessment and management matters; and (vi) meeting regularly with independent legal counsel. The Board of Trustees has emphasized to the Advisor and the Sub-Advisor the importance of maintaining rigorous risk management programs at the Advisor, the Sub-Advisor and other service providers. The Board of Trustees recognizes that not all risks which may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary for the Funds to bear certain risks (such as disclosed investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the oversight of risk management by the Board of Trustees is subject to practical limitations. Nonetheless, the Board of Trustees expects Trust service providers to implement rigorous risk management programs.

Trustee Attributes

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, all of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate

Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience, balanced and meaningful contributions by Board members, good chemistry and working relationships, and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charter holder; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Ms. Bode has business experience as a healthcare industry consultant, real estate developer and as a political consultant; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the former president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. MacDonald has over 35 years of experience in investment management and asset manager evaluation earned during his career with a major charitable foundation and a private trust company, and also serves in a variety of not-for profit board and advisory capacities (including board investment committees); and Ms. Gorman is a seasoned financial services executive with experience overseeing compliance for investment management businesses. The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below. The age, address, and principal occupations for the past five years and additional information relevant to his or her professional background of each Trustee and executive officer of the Trust are listed below. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years

Lucy Hancock Bode (67)	Trustee since January 2004	Healthcare consultant (self-employed) (1986 to present)	18	BioSignia (2006 to 2010); Franklin Street Partners (2014 to present)

Leslie H. Garner Jr. (68)	Trustee since January 2004	President and Chief Executive Officer, The Greater Cedar Rapids Community Foundation (2010 to present); President, Cornell College (1994 to 2010)	18	None

Ronald James (68)	Trustee since January 2004	Faculty member (part time), University of St. Thomas (2004 to present); President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to January 2017)	18	Best Buy Co. Inc. (2004 to 2013); Bremer Financial Corporation (2004 to present); Greater Twin Cities United Way (2012 to present)

John A. MacDonald (70)	Trustee since January 2004	Vice President and Treasurer, Hall Family Foundation (1988 to present); Chief Investment Officer, Chinquapin Trust Company (1999 to present)	18	None

James R. Seward, CFA (66)	Chairman of the Board and Trustee since January 2004	Private investor (2000 to present); CFA (1987 to present)	18	Brookdale Senior Living Inc. (2008 to present); Sooner Holdings (formerly Syntroleum Corp.) (1988 to 2015)

William B. Taylor (73)	Trustee since September 2005	Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)	18

National Association of Corporate Directors – Heartland Chapter (2013 to 2018); William Henry Insurance, LLC (2005 to 2017); Balance Innovations LLC (2014 to present); Kansas City Symphony (1995 to present); Kansas University Endowment Association (2010 to present); Nelson Atkins Museum of Art (2017 to present); Breckenridge Music Festival (2017 to present)

INTERESTED TRUSTEE
Kathleen A. Gorman (3) (54)	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Assistant Secretary, RBC Funds (March 2018 to present); Chief Compliance Officer, RBC Funds (2006 to 2012)	18	None

(1)	The mailing address for each Trustee is 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(2)

All Trustees must retire on or before December 31 of the year in which they reach the age of 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.

(3)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust	Principal Occupation(s) During Past 5 Years

Kathleen A. Gorman (54)	President and Chief Executive Officer since September 2012 and Assistant Secretary since March 2018	President and Chief Executive Officer, RBC Funds (2012 to present); Assistant Secretary, RBC Funds (March 2018 to present); Chief Compliance Officer, RBC Funds (2006 to 2012)

Christina M. Weber (50)	Chief Compliance Officer since December 2012 and Secretary since October 2017	Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (June 2018 to present); Chief Compliance Officer, RBC Funds (2012 to present); Assistant Secretary, RBC Funds (2013 to 2017); Senior Compliance Officer, RBC Funds (March 2012 to December 2012)

Kathleen A. Hegna (51)	Chief Financial Officer and Principal Accounting Officer since May 2009 and Treasurer since March 2014	Associate Vice President and Director, Mutual Fund Services, RBC Global Asset Management (U.S.) Inc. (2009 to present)

Access Capital Community Investment Fund Officer

Name, Age and Address (1)	Position, and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald A. Homer (71)	President, Access Fund, since July 2008	Managing Director, RBC Global Asset Management (U.S.) Inc. and President, Access Capital Community Investment Fund (July 2008 to present); Chief Executive Officer and Co-Managing Member, Access Capital Strategies LLC (1997 to July 2008); Chairman: Access Capital Strategies Community Investment Fund (1998 to July 2008)

(1)	Except as otherwise noted, the address of each officer is 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(2)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

The table below shows the aggregate dollar range of each Trustee’s holdings in the RBC Equity Funds, RBC Impact Investment Funds, RBC BlueBay Funds and the U.S. Government Money Market Fund and the aggregate dollar range in the RBC Funds as of December 31, 2019 [To be updated by amendment].

Independent Trustees	Dollar Range of Shares in the Funds	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Lucy Hancock Bode	$50,001 - $100,000	$50,001 - $100,000
RBC SMID Cap Growth Fund
Leslie H. Garner Jr.
RBC SMID Cap Growth Fund	$50,001 - $100,000	Over $100,000
RBC Enterprise Fund	$1 - $10,000
RBC Microcap Value Fund	$1 - $10,000
RBC Small Cap Core Fund	$10,001 - $50,000
RBC BlueBay Emerging Market Debt Fund	$1 - $10,000
RBC BlueBay Global Bond Fund	$1 - $10,000
U.S. Government Money Market Fund	$10,001 - $50,000
Ronald James
RBC Enterprise Fund	$10,001 - $50,000	$50,001 - $100,000
RBC SMID Cap Growth Fund	$10,001 - $50,000
John A. MacDonald
RBC SMID Cap Growth Fund	$10,001 - $50,000	$50,001 - $100,000
RBC Small Cap Core Fund	$10,001 - $50,000
James R. Seward
RBC SMID Cap Growth Fund	$10,001 - $50,000	Over $100,000
William B. Taylor
	None	Over $100,000

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kathleen A. Gorman
RBC SMID Cap Growth Fund	$10,001 - $50,000	Over $100,000
RBC Small Cap Value Fund	$50,001 - $100,000
RBC BlueBay High Yield Bond Fund	$10,001 - $50,000

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) receive from the Trust an annual retainer of $63,000. The annual retainer was previously $58,000 and was increased to $63,000 effective October 1, 2019. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board of Trustees meeting attended. Each Independent Trustee also receives a meeting fee of $1,500 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended. Independent Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor, either Co-Administrator or Distributor do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Funds’ fiscal year ended September 30, 2019. [To be updated by amendment]

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee†

Independent Trustees

Lucy Hancock Bode	$	None	None	$
Leslie H. Garner, Jr.		None	None
Ronald James		None	None
John A. MacDonald		None	None
James R. Seward		None	None
William B. Taylor		None	None

Interested Trustee
Kathleen A. Gorman	None	None	None	None

†	The Fund Complex consists of the Trust, which currently offers 18 portfolios.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES [To be Updated by amendment]

As of December 31, 2019, the persons listed below owned of record or beneficially 5% or more of the indicated class of shares of each Fund. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. “Control” is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders. [Additionally, as of December 31, 2019, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each class of each of the Funds.]

RBC SMID CAP GROWTH FUND

Class A	Name & Address	%

RBC Capital Markets LLC* Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 South 6th Street, Suite 700 Minneapolis, MN 55402-44 13

Class I	Name & Address	%

Charles Schwab & Co Inc.* Special Custody Account FBO Our Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

RBC Capital Markets LLC* Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 South 6th Street, Suite 700 Minneapolis, MN 55402-4413

Class R6	Name & Address	%

RBC Global Asset Management US Inc. 50 South 6th Street, Suite 2350 Minneapolis MN 55402-1546

RBC ENTERPRISE FUND

Class A	Name & Address	%

Charles Schwab & Co Inc.* Special Custody Account FBO Our Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

Class A	Name & Address	%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002

National Financial Services LLC* 499 Washington Blvd. Jersey City, NJ 07310-1995

LPL Financial* 9785 Towne Centre Drive San Diego, CA 92121-1968

Class I	Name & Address	%

Charles Schwab & Co Inc.* Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905

RBC SMALL CAP CORE FUND

Class A	Name & Address	%

John Hancock Trust Company, LLC* 690 Canton Street, Suite 100 Westwood, MA 02090-2324

Charles Schwab & Co Inc.* Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905
NFS LLC FEBO* FIIOC as Agent for Qualified Employee Benefit Plans 401K FINOPS-IC Funds 100 Magellan Way #KW1C Covington, KY 41015-1987

Class I	Name & Address	%

NFS LLC FEBO* FIIOC as Agent for Qualified Employee Benefit Plans 401K FINOPS-IC Funds 100 Magellan Way #KW1C Covington, KY 41015-1987

Board of Trustees Public Employees* Mississippi Government Employees C/O Fascore LLC 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002

Wells Fargo Bank NA* FBO Various Retirement Plans 1525 W WT Harris Blvd Charlotte, NC 28288-0001

Class I	Name & Address	%

Charles Schwab & Co Inc.* Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905

Class I	Name & Address	%

RBC Capital Markets LLC* Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 South 6th Street, Suite 700 Minneapolis, MN 55402-4413

Class R6	Name & Address	%

RBC Global Asset Management (U.S.) Inc. 50 S. 6th Street, Suite 2350 Minneapolis, MN 55402-1546

RBC MICROCAP VALUE FUND

Class A	Name & Address	%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002

National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310-1995

Class I	Name & Address	%

Charles Schwab & Co Inc.* Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905

TD Ameritrade Inc for the Exclusive* Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226

RBC SMALL CAP VALUE FUND

Class I	Name & Address	%

Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0002

National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310-1995

Class I	Name & Address	%

SEI Private Trust Company c/o City National Bank ATTN: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989

Class R6	Name & Address	%

National Financial Services LLC* 499 Washington Boulevard Jersey City, NJ 07310-1995

Matrix Trust Company Trustees Crocs Inc. 401(k) Plan 717 17th Street, Suite 1300 Denver, CO 80202-3304

ACCESS CAPITAL COMMUNITY INVESTMENT FUND

Class A	Name & Address	%

Charles Schwab & Co Inc.* Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

Class I	Name & Address	%

Umpqua Bank/Oregon 1 SW Columbia Street Floor 14 Portland, OR 97258-2002

HSBC Bank USA NA Attn: Christopher Memoli 452 Fifth Ave, 13th Floor New York, NY 10018-2323
Charles Schwab & Co Inc.* Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

District of Columbia Annuitants Health and Life Insurance Trust 1101 4th Street SW, Suite 850 Washington, DC 20024-4462

CIT Bank NA 75 N. Fair Oaks Ave, Floor 1 Pasadena, CA 91103-3647

RBC IMPACT BOND FUND

Class I	Name & Address	%

RBC Global Asset Management (U.S.) Inc. Attn: Brandon Lew 50 South 6th Street, Suite 2350 Minneapolis, MN 55402-1546

RBC IMPACT BOND FUND

Class I	Name & Address	%
Charles Schwab & Co Inc.* Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

Class R6	Name & Address	%

MAC & Co. Attn: Mutual Fund Operations 500 Grant Street, Room 151-1010 Pittsburgh, PA 15219-2502

RBC Global Asset Management (U.S.) Inc. Attn: Brandon Lew 50 South 6th Street, Suite 2350 Minneapolis MN 55402-1546

RBC BLUEBAY EMERGING MARKET DEBT FUND

Class A	Name & Address	%
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

RBC Capital Markets LLC* Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 S. 6th Street, Suite 700 Minneapolis, MN 55402-4413

Class I	Name & Address	%

Rhode Island Laborers Pension Fund* 200 Midway Road, Suite 177 Cranston, RI 02920-5750

Rhode Island Laborers Annuity Fund* 200 Midway Road, Suite 177 Cranston, RI 02920-5750
Wells Fargo Bank NA FBO MOA Trust Fund P.O. Box 1533 Minneapolis, MN 55480-1533
Class I	Name & Address	%
RBC Capital Markets LLC* Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 S. 6th Street, Suite 700 Minneapolis, MN 55402-4413

Class R6	Name & Address	%

RBC Global Asset Management (U.S.) Inc. Attn: Brandon Lew 50 S. 6th Street, Suite 2350 Minneapolis, MN 55402-1546

RBC BLUEBAY HIGH YIELD BOND FUND

Class A	Name & Address	%
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

Class I	Name & Address	%

RBC Global Asset Management (U.S.) Inc. 50 S. 6th Street, Suite 2350 Minneapolis, MN 55402-1546

RBC Capital Markets LLC* Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 S. 6th Street, Suite 700 Minneapolis, MN 55402-4413

Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905

RBC BLUEBAY GLOBAL BOND FUND

Class I	Name & Address	%
RBC Global Asset Management (U.S.) Inc. 50 S. 6th Street, Suite 2350 Minneapolis, MN 55402-1546

Inter Local Pension Fund* 455 Kehoe Blvd, Suite 100 Carol Stream, IL 60188-5203
Class R6	Name & Address	%
RBC Global Asset Management (U.S.) Inc. Attn: Brandon Lew 50 S. 6th Street, Suite 2350 Minneapolis, MN 55402-1546

U.S. GOVERNMENT MONEY MARKET FUND RBC Institutional Class 1

Class R6	Name & Address	%
JPMorgan Chase Bank * Tr For The State of California Savings Plus Program 4 Chase Metrotech Center Brooklyn, NY 11245-0003

Hare & Co 2 111 Sanders Creek Parkway East Syracuse, NY 13057-1382
Meritage Homes Corporation 8800 E. Raintree Drive, Suite 300 Scottsdale, AZ 85260-3966

Calhoun & Co/Comerica Bank 411 W. Lafayette Detroit, MI 48226
RBC Capital Markets LLC* Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 S. 6th Street, Suite 700 Minneapolis, MN 55402-1110

JPMS – Chase Processing FBO Qual Comm Inc. 4 Chase Metrotech Center 7th Floor Brooklyn, NY 11245-0003
Wells Fargo Bank NA FBO DC GO Bonds 2019A 26058922 P.O. Box 1533 Minneapolis, MN 55480-1533

RBC Global Asset Management US Inc. Attn: Brandon Lew 50 S. 6th Street, Suite 2350 Minneapolis, MN 55402-1546

RBC Institutional Class 2

	Name & Address	%
RBC Capital Markets Corp * Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Fund Ops Manager 510 Marquette Ave Minneapolis, MN 55402-1110

RBC Investor Class

	Name & Address	%
RBC Capital Markets Corp * Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Fund Ops Manager 510 Marquette Ave Minneapolis, MN 55402-1110

* Record owner who may not beneficially own shares.

INVESTMENT ADVISOR AND INVESTMENT SUB-ADVISORS

Investment Advisor

The Advisor, located at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402, serves as investment advisor to the Funds. The Advisor is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 84,000 people who serve more than 16 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 34 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Under the Investment Advisory Agreement, the Advisor manages the day-to-day investment of assets of the Funds in accordance with the policies and procedures established by the Trust. As of December 31, 2019, the Advisor’s investment team managed approximately [$        ] billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For its services to the Funds, the Advisor receives from each Fund a fee, paid monthly, at an annual rate based on each Fund’s average daily net assets. Each class of shares of a Fund pays its respective pro rata portion of the total advisory fees payable by the Fund. The rates for each Fund are as follows:

Fund	Fee Rate

RBC SMID Cap Growth Fund	0.70% of average daily net assets

RBC Enterprise Fund	1.00% of the average daily net assets of the Fund that do not exceed $30 million, and
0.90% of the average daily net assets of the Fund that exceed $30 million

RBC Small Cap Core Fund	0.85% of average daily net assets

RBC Microcap Value Fund	0.90% of average daily net assets

RBC Small Cap Value Fund*	0.70% of average daily net assets

Access Fund	0.35% of average daily net assets

RBC Impact Bond Fund	0.35% of average daily net assets

RBC BlueBay Emerging Market Debt Fund	0.75% of average daily net assets

RBC BlueBay High Yield Bond Fund	0.70% of average daily net assets

RBC BlueBay Global Bond Fund*	0.45% of average daily net assets

U.S. Government Money Market Fund	0.10% of average daily net assets

* Prior to September 27, 2019, the Advisor received 0.59% of the average daily net assets for the RBC BlueBay Global Bond Fund.

Under the terms of the Investment Advisory Agreements for the Funds between the Trust and the Advisor, the investment advisory services of the Advisor to the Funds are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

The Investment Advisory Agreement for each Fund will remain in effect after its initial term only as long as such continuance is approved for that Fund at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Each Investment Advisory Agreement may be terminated with respect to a Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For each Fund, the Advisor has contractually agreed to waive and/or limit fees of a Fund pursuant to an Expense Limitation Agreement in order to maintain the Fund’s net annual operating expense at the levels and on the terms set forth in the Prospectus through January 31, 2021.

For the U.S. Government Money Market Fund, the Advisor and RBC Capital Markets have contractually agreed to waive fees and/or reimburse expenses under the Expense Limitation Agreement in order to maintain the net annual fund operating expenses for the Fund at the levels and on the terms set forth in the Prospectus through January 31, 2021.

Advisory Fees Paid By Funds. For the fiscal years ended September 30, 2019, 2018 and 2017, the gross amounts of the advisory fees earned by the Advisor and the amounts of the reduction in fees and reimbursement of expenses by the Advisor as a result of the expense limitations, were as follows:[To be updated by Amendment]

	Fiscal Year ended September 30, 2019		Fiscal Year ended September 30, 2018		Fiscal Year ended September 30, 2017
	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor	Contractual Advisory Fees (gross)		Advisory Fees Waived and/or Expenses Reimbursed by Advisor

RBC SMID Cap Growth Fund			$586,948	$156,728	$547,486		$196,623
RBC Enterprise Fund			$814,267	$138,872	$865,068		$193,758
RBC Small Cap Core Fund			$2,385,484	$447,719	$2,320,147		$705,991
RBC Microcap Value Fund			$1,255,791	$168,553	$1,330,229		$291,518
RBC Small Cap Value Fund			$829,653	$83,649	$356,427		$88,928
RBC Impact Bond Fund			$13,700	$130,671	N/A	*	N/A	*
Access Fund			$3,047,165	$41,127	$3,091,338		$36,732
RBC Emerging Market Debt Fund			$154,150	$276,178	$134,155		$246,646
RBC BlueBay High Yield Bond Fund			$271,753	$364,804	$244,007		$349,860
RBC BlueBay Global Bond Fund			$434,175	$260,306	$584,041		$222,516
U.S. Government Money Market Fund			$5,511,369	$0	$7,904,437		$0

Investment Sub-Advisors

The Sub-Advisor, located at 77 Grosvenor Street, London W1K 3JR, United Kingdom, serves as investment sub-advisor to the Funds. The Sub-Advisor is a wholly owned subsidiary of RBC, which is the parent company of the Advisor. The Sub-Advisor is a specialist fixed income manager that was established in 2001, offering clients a diverse range of investment strategies with different return/risk profiles, in order to cater to a variety of investor-specific return/risk appetites. More specifically, BlueBay manages a range of absolute return-style portfolios for both funds and separate accounts across the following sub-asset classes of global fixed income markets: investment grade debt, emerging market debt, high yield/distressed debt and loans, convertible bonds, private debt and multi-asset credit and structured debt. The Sub-Advisor seeks to provide asset management services characterized by a belief in the value of active management, a strong investment process, an emphasis on capital preservation and the generation of attractive risk-adjusted returns for all its investment strategies. The Sub-Advisor has been registered with the SEC as an investment advisor since 2002, and is authorized and regulated by the UK Financial Conduct Authority. The Sub-Advisor employed          individuals and had $         billion in assets under management as of December 31, 2019.

BlueBay US, located at 750 Washington Boulevard, Suite 802, Stamford, Connecticut 06901, is also a wholly owned subsidiary of RBC and has been registered with the SEC as an investment advisor since 2012. BlueBay US serves as an additional sub-advisor for the RBC BlueBay High Yield Bond Fund and RBC BlueBay Global Bond Fund and provides services under the supervision of BlueBay (in order to permit asset management staff working at the BlueBay US offices to perform investment management activities on behalf of such Funds). As part of the ongoing globalization of RBC’s business, BlueBay US provides enhanced coverage across the European Union and U.S. trading platforms and supports BlueBay’s management of such Funds.

For its services to the Funds, the Sub-Advisor will be paid by the Advisor a fee, calculated by (1) deducting the amounts of any fees waived or Fund expenses paid by the Advisor for the Fund pursuant to an Expense Limitation Agreement, with respect to such Fund, from the total advisory fee paid to the Advisor pursuant to the Investment Advisory Agreement and (2) multiplying such amount by 0.875, or formulaically:

(Advisory Fee – Expense Limitation Subsidy) x.875 = Sub-Advisory Fee

For its services to the RBC BlueBay High Yield Bond Fund and RBC BlueBay Global Bond Fund, BlueBay US is paid a fee by BlueBay out of the sub-advisory fees that BlueBay earns for management of such Funds equal to the costs incurred by BlueBay US in managing such Funds, plus a margin of 10% of such costs.

Potential Conflicts of Interest

The Advisor, Sub-Advisor and/or its affiliates (together, the “Advisor”) provide a variety of discretionary and non-discretionary investment advisory services and products to their clients. As a result, the following potential and actual conflicts of interest, among others, are presented to RBC in the operation of its investment advisory services:

•	The Advisor faces conflicts of interest when rendering investment advisory services to several clients and may provide dissimilar investment advice to different clients.

•

The Advisor may, in certain circumstances, have discretion when making distributions as part of redemptions in the form of securities or other assets, and in that case, the composition of such distributions. Accordingly, the Advisor may face conflicts of interest with respect to redeeming investors and remaining investors.

•

The Advisor may collect greater compensation for certain Funds or accounts than that received for a Fund, or may receive performance-based compensation. This may create a potential conflict of interest for the Advisor or its portfolio managers to incentivize certain accounts. Conflicts of interest may also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time or attention.

•

Potential conflicts of interest may arise with both the aggregation of trade orders and the allocation of securities transactions/investment opportunities/investment ideas. For allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, the Advisor may have an incentive to allocate trades or investment opportunities to certain accounts or Funds.

•

As a result of information barriers, personnel within the Advisor may trade differently from the Funds. Also, if the Advisor obtains material non-public confidential information as part of its business activities with other clients, it may be restricted from purchasing or selling securities for a Fund.

•

If the Advisor pays a broker-dealer with “soft” or commission dollars in order to obtain access to statistical information and research, the Advisor faces conflicts of interest because the information and research could benefit certain Funds more than others.

•

The Funds may be subject to conflicts of interest if they engage in principal transactions with other Funds or with the Advisor, to the extent permitted by law. The Advisor may have a potentially conflicting division of loyalties and responsibilities to the parties in these transactions.

•

Where the Advisor advises both sides of a transaction (cross-transactions) there may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Advisor’s decision to engage in these transactions for the Funds. The Advisor may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions, and has developed policies and procedures in relation to such transactions and conflicts. Cross-transactions may disproportionately benefit some accounts relative to other accounts due to the relative amount of market savings obtained by the accounts. Any principal, cross- or agency cross-transactions will be effected in accordance with fiduciary requirements and applicable law.

•	The Advisor’s participation in certain markets or its actions for particular clients could also restrict or affect a Fund’s ability to transact in those markets.

•

Potential conflicts of interest also exist when the Advisor has certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon the Advisor by law, regulation, contract or internal policies. They could prevent a Fund from purchasing particular financial instruments, even if the financial instruments would otherwise meet the Fund’s objectives.

•

Although the Advisor is not the primary valuation agent of the Funds, it performs certain valuation services related to securities and assets in the Funds. The Advisor may value an identical asset differently than another division or unit within the Advisor values the asset. The Advisor may also value an identical asset differently in different accounts or Funds.

•

Conflicts of interest may arise in the voting of proxies, with for instance, different teams voting proxies differently or the Advisor voting differently than its affiliates or the advice given by its affiliates to their clients (more information on proxy voting is available at page 70 within the Proxy Voting section).

•

Subject to applicable law, the Advisor may, from time to time and without notice to investors, in-source or outsource certain processes or functions in connection with a variety of services that they provide to the Funds in their administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

•

The Advisor maintains a Code of Ethics (“the Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities, and that actual and potential conflicts of interest are avoided. The Codes are designed to detect and prevent improper personal trading. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a pre-clearance requirement with respect to personal securities transactions.

•

The Advisor and/or its affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash arrangements to promote the sale of Fund shares, as well as sponsor various educational programs, sales contests and/or promotions. The Advisor, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable regulations. Other compensation may also be offered from time to time to the extent not prohibited by applicable laws or regulations. Such arrangements may give rise to potential conflicts of interest.

•

To address the types of conflicts referred to above, the Advisor has adopted policies and procedures under which it will detect, manage or mitigate them in a manner that it believes is consistent with its obligations as an investment adviser.

The Advisor and the Funds have implemented policies and procedures to minimize the conflicts of interest described above, although they may be ineffective in achieving that goal.

PORTFOLIO MANAGERS

Other Accounts Managed [To be Updated by Amendment]

The following table provides information regarding other mutual funds and accounts for which each Fund’s portfolio managers are jointly and primarily, as applicable, responsible for the day-to-day portfolio management as of September 30, 2019.

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Kenneth Tyszko	SMID Cap Growth Fund	Pooled
Separate Accounts
Registered Inv. Co.
Lance F. James	Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund	Pooled
Separate Accounts
Registered Inv. Co.
George Prince	Enterprise Fund	Pooled
Separate Accounts
Registered Inv. Co.
Brian Svendahl	Access Fund and RBC Impact Bond Fund	Pooled
Separate Accounts
Registered Inv. Co.
Scott Kirby	Access Fund	Poole
Separate Accounts
Registered Inv. Co.
Eric Autio	Small Cap Value Fund	Pooled
Separate Accounts
Registered Inv. Co.
Polina Kurdyavko	RBC BlueBay Emerging Market Debt Fund	Pooled
Separate Accounts
Registered Inv. Co.
Mark Dowding	RBC BlueBay Global Bond Fund	Pooled
Separate Accounts
Registered Inv. Co.
Justin Jewell	RBC BlueBay High Yield Bond Fund	Pooled
Separate Accounts
Registered Inv. Co.
Thomas Kreuzer	RBC BlueBay High Yield Bond Fund	Pooled
Separate Accounts
Registered Inv. Co.
Kaspar Hense	RBC BlueBay Global Bond Fund	Pooled
Separate Accounts
Registered Inv. Co.
Alexandria Sun	RBC BlueBay Global Bond Fund	Pooled
Separate Accounts
Registered Inv. Co.

Portfolio Manager Compensation

The following portfolio manager compensation information is presented as of the end of the Funds’ most recent fiscal year.

The Advisor’s Overall Compensation Philosophy

Portfolio manager compensation consists of three components: a base salary, an annual bonus, and profit sharing plans.

The Advisor calibrates salaries by position and gears them to be competitive in the market. Annual bonuses for all employees are determined by two factors: the firm’s financial performance and individual performance. All portfolio managers, analysts and traders for both the equity and fixed income groups are compensated in the same manner for all accounts, regardless of whether they are mutual funds, separately managed accounts or pooled vehicles.

In addition to annual bonuses, key executives performing services for the Trust are eligible to participate in the Advisor’s Mid-Term Incentive Plan. The value of performance units issued under the plan is tied to the operating results of RBC; and serves as a proxy for ownership benefits. Investment professionals are eligible to participate in separate profit sharing plans covering portfolio managers, analysts, and traders that provide them with a share of the operating profits generated by their teams, and senior investment professionals may also participate in the RBC GAM-US firm profit sharing plan that provides them with a share of the operating profits generated by the Advisor. These plans serve as a proxy for ownership benefits.

Access Capital Team

The Access Capital team compensation is composed of three components: salary, investment performance bonus and profit sharing. The Advisor calibrates salary by position and performance, and gears them to be competitive in the market.

The bonus structure aligns our Access Capital team’s interests with those of its clients and the Advisor. Annual bonuses for portfolio managers are based on the team’s composite returns compared to benchmarks for one-, three- and five-year periods, with greater emphasis on three and five years. The applicable benchmark is the Barclays U.S. Securitized Index. Bonuses are also based on qualitative individual factors including contribution to the investment process and firm.

All Access Capital team members participate in a pool that provides a share of the team’s annual profits. Senior team members may also participate in a firm profit sharing pool that serves as a proxy for ownership in RBC GAM-US. In addition, all Access Capital team members can invest in the Advisor’s ultimate parent, RBC, through the Advisor’s 401(k) program.

Finally, all Access Capital team members have signed employment agreements with RBC GAM-US that include a mandatory three-year deferral of a portion of variable compensation.

RBC Impact Bond Fund Team

The portfolio management team’s compensation is composed of three components: salary, investment performance bonus and profit sharing. The Advisor calibrates salary by position and performance, and gears them to be competitive in the market.

The bonus structure aligns our team’s interests with those of its clients and the Advisor. Annual bonuses for portfolio managers are based on the team’s composite returns compared to benchmarks for one-, three- and five-year periods, with greater emphasis on three and five years. The applicable benchmark is the Bloomberg Barclays US Aggregate Bond Index. Bonuses are also based on qualitative individual factors including contribution to the investment process and firm.

All team members participate in a pool that provides a share of the team’s annual profits. Senior team members may also participate in a firm profit sharing pool that serves as a proxy for ownership in RBC GAM-US. In addition, all team members can invest in the Advisor’s ultimate parent, RBC, through the Advisor’s 401(k) program.

Finally, all team members have signed employment agreements with RBC GAM-US that include a mandatory three-year deferral of a portion of variable compensation.

Equity Team

The Equity team’s compensation is composed of three components: salary, investment performance bonus and profit sharing. The Advisor calibrates salary by position and performance, and gears them to be competitive in the market.

The bonus structure aligns our Equity team’s interests with those of its clients and the Advisor Annual bonuses, other than for the RBC Microcap Value Fund, are based on the team’s composite returns and information ratios compared to peers for one-, three- and five-year periods, with greater emphasis on three and five years. The applicable peer groups are: the eVestment Alliance Small-Mid Cap Growth manager peer group for accounts managed in the small and midcap growth style, including the RBC SMID Cap Growth Fund; the eVestment Alliance Micro Cap Core manager peer group for accounts managed in the microcap core style, including the RBC Enterprise Fund; the eVestment Alliance Small Cap Core manager peer group for accounts managed in the small cap core style, including the RBC Small Cap Core Fund; and the eVestment Alliance Small Cap Value manager peer group for accounts managed in the small cap value style, including the RBC Small Cap Value Fund. Bonuses are also based on qualitative individual factors including contribution to the investment process and firm.

All Equity team members participate in a pool that provides a share of the team’s annual profits. Senior team members may also participate in a firm profit sharing pool that serves as a proxy for ownership in RBC GAM-US. In addition, all Equity team members can invest in the Advisor’s ultimate parent, RBC, through the Advisor’s 401(k) program.

Finally, all Equity team members have signed employment agreements with RBC GAM-US that include a mandatory three-year deferral of a portion of variable compensation.

The Sub-Advisor’s Overall Compensation Philosophy

Portfolio manager compensation consists of three components: a base salary (or drawings for partners), a discretionary bonus (or discretionary profit allocations for partners), and an additional retention award plan.

All portfolio managers are evaluated and rewarded annually during the yearly compensation review process. BlueBay has a Remuneration Committee which reviews the compensation arrangements annually. Compensation for any given individual is paid according to both quantitative and qualitative considerations. BlueBay operates a discretionary bonus scheme. Remuneration of all investment professionals is geared to fund performance and takes into account the profitable growth of each investment team’s business.

BlueBay has established a deferral ratio for all partners and employees who are awarded discretionary profit allocations (partners) or discretionary bonuses (employees) over a certain threshold. Partners and employees may also be given additional discretionary awards which are all deferred. Deferrals will track RBC BlueBay Funds and/or a combination of RBC BlueBay Funds and the reference index, a shadow equity vehicle aligned to the performance of BlueBay and RBC Global Asset Management. Deferrals will vest on a cliff basis after a period of three years.

Portfolio Managers’ Beneficial Ownership of the Funds

A portfolio manager’s beneficial ownership of a Fund is defined as the portfolio manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the portfolio manager’s immediate family or by a trust of which the portfolio manager is a trustee could be considered ownership by the portfolio manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the portfolio manager has any direct or indirect beneficial ownership in the Fund listed. The table below shows each portfolio manager’s beneficial ownership of the Fund(s) under his management as of September 30, 2019. [To be updated by Amendment]

Dollar Range of Fund Shares Beneficially Owned
RBC SMID Cap Growth Fund
Kenneth A. Tyszko	[$100,001 - $500,000]

RBC Enterprise Fund
Lance F. James	[$10,001 - $50,000]
George Prince	[$100,001 - $500,000]

RBC Small Cap Core Fund
Lance F. James	[$50,001 - $100,000]

RBC Microcap Value Fund
Lance F. James	[$1 - $10,000]

Access Fund
Brian Svendahl	[$100,001 - $500,000]
Scott Kirby	[$50,001 - $100,000]

RBC Small Cap Value Fund
Lance F. James	[$10,001 - $50,000]
Eric Autio	[$10,001 - $50,000]

RBC Impact Bond Fund
Brian Svendahl	[$100,001 - $500,000]

RBC BlueBay Emerging Market Debt Fund
Polina Kurdyavko	]None]

Dollar Range of Fund Shares Beneficially Owned

RBC BlueBay High Yield Bond Fund
Justin Jewell	[None]
Thomas Kreuzer	[None]

RBC BlueBay Global Bond Fund
Mark Dowding	[None]
Kaspar Hense	[None]
Alexandria Sun	[None]

PROXY VOTING POLICIES

The Funds are the beneficial owners of their portfolio securities, and therefore, the Board of Trustees, acting on the Funds’ behalf, is responsible for voting proxies. The Advisor has been delegated the authority by the Board of Trustees to vote proxies with respect to the investments held by the Funds.

The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted proxy voting policies and procedures on behalf of each Fund. The Trust’s Proxy Voting Policies and Procedures are included in Appendix B of this SAI.

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, review and approval of the Trust’s Proxy Voting Policies and Procedures, annual review of the adequacy and effectiveness of implementation of the Trust’s Proxy Voting Policies and Procedures in connection with the Rule 38a-1 annual report and annual review and adoption of the Proxy Voting Guidelines.

The Board, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of each Fund’s shareholders, has approved and adopted the custom proxy voting guidelines of the Advisor. The Advisor reviews and updates these guidelines on an ongoing basis as corporate governance best practices evolve. While proxies will generally be voted in accordance with the guidelines, there may be circumstances where the Advisor believes it is in the best interests of the Funds’ shareholders to vote differently than as contemplated by the guidelines, or to withhold a vote or abstain from voting. If a portfolio manager or other personnel of the Advisor or Sub-Advisor would like to recommend that a particular proxy be voted in a manner different from the guidelines, such request shall be reviewed by the Advisor’s Proxy Voting Committee.

Institutional Shareholder Services Inc. (“ISS”) has been engaged by the Advisor and Trust for proxy research and voting services. The Advisor has satisfied itself that ISS has implemented adequate policies and procedures, including information barriers, to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations and proxy voting services. Representatives of the Advisor’s Proxy Committee conduct an annual review of ISS’s policies regarding the management of ISS conflicts of interest and present the results of such review to the Proxy Committee.

The Advisor has no affiliation or material business, professional or other relationship with ISS.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

DISTRIBUTION OF FUND SHARES

Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, Milwaukee, WI 53202, is the principal underwriter for shares of the Funds. The Distributor serves pursuant to a Distribution Agreement, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. The Distribution Agreement provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell a Fund’s shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distributor was paid the following aggregate commissions on sales of Class A Shares of the RBC Equity Funds, the Access Fund and the RBC BlueBay Funds during the fiscal years ended September 30, 2019, 2018 and 2017. The RBC Small Cap Value Fund and U.S. Government Money Market Fund do not have Class A shares. [To be updated by Amendment]

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
RBC SMID Cap Growth Fund		$3,180	$2,288
RBC Enterprise Fund		150	148
RBC Small Cap Core Fund		2,612	6,271

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
RBC Microcap Value Fund		3,089	1,650
Access Fund		0	345
RBC BlueBay Emerging Market Debt Fund		0	151
RBC BlueBay High Yield Bond Fund		0	0

The Distributor retained the following commissions on sales of Class A Shares of the RBC Equity Funds, the Access Fund and the RBC BlueBay Funds during the fiscal years ended September 30, 2019, 2018 and 2017.

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
RBC SMID Cap Growth Fund		$563	$393
RBC Enterprise Fund		23	23
RBC Small Cap Core Fund		653	1,156
RBC Microcap Value Fund		521	254
Access Fund		0	86
RBC BlueBay Emerging Market Debt Fund		0	9
RBC BlueBay High Yield Bond Fund		0	0

The Distributor did not pay any aggregate commissions on sales of Class A shares of the RBC Impact Bond Fund or RBC BlueBay Global Bond Fund because Class A shares of these Funds had not commenced operations as of September 30, 2019.

Distribution Plan

The Trust has adopted a Master Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to each of the Funds. The Plan applies to all Funds that offer Class A Shares (the “Plan Funds”). The Plan permits each Fund to make payments for, or to reimburse the Distributor for, costs and expenses incurred in connection with the distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of the respective Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares. Class I shares, Class IS and Class R6 shares of the Funds are not subject to fees under the Plan.

Plan fees are based on average annual daily net assets of Class A Shares. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined in applicable rules of FINRA. A Plan fee may be waived voluntarily, in whole or in part, by the Distributor, subject to applicable legal requirements.

Covered costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily NAV of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as an executive officer of the Trust determines to be reasonably calculated to result in the sale of shares of a Plan Fund.

The Plan contains standard provisions conforming to the requirements of Rule 12b-1, requiring quarterly reports to the Board regarding expenses under the Plan, and provisions regarding the commencement, continuation, amendment and termination of the Plan. Any agreement related to the Plan shall be in writing and contain standard provisions conforming to the requirements of Rule 12b-1 regarding commencement, continuation, amendment and termination.

The Plan provides that it may not be amended to increase materially the costs which the Plan Funds or a class of shares of the Plan Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or any related agreement (“Plan Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not “interested persons” of the Trust. The Plan with respect to each of the Plan Funds was approved by the Board of Trustees and by the Plan Trustees. The continuance of the Plan is subject to annual approval by the Trustees and the Plan Trustees. The Plan is terminable with respect to a class of shares of a Plan Fund at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the class. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Plan Funds and their shareholders.

The Plan is designed to enhance distribution and sales of the Plan Funds and increase assets in the Plan Funds, benefiting Plan Fund shareholders by permitting potential economies of scale in service provider fees.

For the fiscal year ended September 30, 2019, 12b-1 fees were paid by the Funds as shown in the following table. All of the amounts shown were paid as compensation to service organizations and broker-dealers for services in connection with distribution of Fund shares or to the Advisor as reimbursement of the Distributor’s fees. [To be updated by Amendment]

Class A Shares
RBC SMID Cap Growth Fund	$
RBC Enterprise Fund	$
RBC Small Cap Core Fund	$
RBC Microcap Value Fund	$
Access Fund	$
RBC BlueBay Emerging Market Debt Fund	$
RBC BlueBay High Yield Bond Fund	$

For the fiscal year ended September 30, 2019, no 12b-1 fees were paid by the RBC Impact Bond Fund or RBC BlueBay Global Bond Fund because Class A shares of these Funds had not yet commenced operations.

Additional Payments. The Advisor may make additional payments, out of its own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions, including affiliates of the Advisor (“Intermediaries”) in connection with: the provision of administrative services; the distribution of the Funds’ shares; and/or reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Advisor also may make inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets, LLC, in recognition of administrative and distribution-related services provided by RBC Capital Markets, LLC to shareholders. In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

SHAREHOLDER SERVICING PLAN

(All Funds except U.S. Government Money Market Fund)

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A and Class I shares of the Funds, as applicable, to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15% of the average daily value of net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges. Class IS and Class R6 shares are not subject to fees under the Servicing Plan.

For the fiscal year ended September 30, 2019, total payments made pursuant to the Servicing Plan are noted below: [To be updated by Amendment]

Fund	Class A	Class I
RBC SMID Cap Growth Fund	$	$
RBC Enterprise Fund
RBC Small Cap Core Fund
RBC Microcap Value Fund
RBC Small Cap Value Fund
Access Fund
RBC Impact Bond Fund
RBC BlueBay Emerging Market Debt Fund
RBC BlueBay High Yield Bond Fund
RBC BlueBay Global Bond Fund

SHAREHOLDER ACCOUNT AND DISTRIBUTION SERVICES PLAN

(RBC Institutional Class 2 and RBC Investor Class of the U.S. Government Money Market Fund)

The Trust has adopted a Shareholder Account and Distribution Services Plan (the “12b-1 Plan”) with respect to RBC Institutional Class 2 and RBC Investor Class of the U.S. Government Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Through the 12b-1 Plan, the Fund compensates the Distributor and RBC Capital Markets, LLC for various shareholder account and distribution services for owners of Fund shares. The Distributor is compensated for its services to the Fund pursuant to a Distribution Agreement.

Under the 12b-1 Plan, the Trust will compensate the Distributor for its efforts and expenses incurred in connection with the distribution and marketing of shares of the Fund directly and through its correspondents (such as RBC Capital Markets), and the servicing of shareholder accounts of its customers and those of its correspondents. Compensation payable by the Fund shall be at the following annual amounts: 0.15% for RBC Institutional Class 2 and 1.00% for RBC Investor Class. All of the 0.15% annual 12b-1 fee for RBC Institutional Class 2, and up to 0.25% of the annual 12b-1 fee for RBC Investor Class may be designated as a “service fee.” The 12b-1 fee is paid monthly on the basis of average daily net assets within ten business days following the end of the month covered by such payment.

Pursuant to a Shareholder Account and Distribution Services Agreement (“Agreement”) between the Distributor and RBC Capital Markets, the Distributor has agreed to compensate RBC Capital Markets for services that include the following: (i) the maintenance of separate records for each customer and individual account, which records shall reflect shares purchased and redeemed and share balances; (ii) the disbursement or crediting to individual accounts of customers of all proceeds of redemptions of Fund shares and all dividends and other distributions not reinvested in Fund shares; (iii) the preparation and transmittal to customers of periodic account statements showing the total number of shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by the customer during the period covered by the statement, and the dividends and other distributions paid to the customer during the statement period (whether paid in cash or reinvested in Fund shares); (iv) the preparation and proper transmittal of all required tax reporting to the Internal Revenue Service, state taxing authorities and the customers and the accounting for, reporting and submitting of withholding taxes, as required by applicable law, on all individual accounts; (v) the transmittal to customers of proxy materials, reports, and other information required to be sent to shareholders under applicable federal and state securities and other laws, and, upon request of the Trust, the transmittal to customers of material communications necessary and proper for receipt by all beneficial shareholders of the Fund; (vi) the transmittal to the Trust and its transfer agent each business day of the net purchase and redemption orders by and on behalf of the customers during such day; (vii) the transmittal to the Trust or its designee of such periodic reports or information as is necessary to enable the Trust to comply with state Blue Sky requirements; (viii) receiving, tabulating and transmitting to the Fund proxies executed with respect to meetings of shareholders of the Fund; (ix) answering inquiries regarding account status and history, the manner in which purchases and redemptions of the shares may be effected, and other matters pertaining to the Fund; (x) assisting in designating and changing dividend options, account designations and addresses; (xi) assisting in responding to regulatory inquiries regarding the master accounts, individual accounts, customers and the Fund, (xii) arranging for the wiring of funds; (xiii) transmitting and receiving funds in connection with orders to purchase or redeem Shares; (xiv) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in individual accounts; (xv) performing additional dividend disbursing and shareholder account services with respect to the master accounts, the individual accounts and the customers as the Trust shall reasonably request from time to time; and (xvi) acting as the Trust’s agent in administering the share class eligibility feature under the Fund’s Multi-Class Plan Pursuant to Rule 18f-3.

The 12b-1 Plan is a “compensation-type plan,” which provides for the payment of a specific fee without regard to the expenses incurred by the Distributor. If the distribution fee exceeds the Distributor’s expenses, the Distributor will realize a profit from this plan. The Fund is not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed to the Distributor.

Both the 12b-1 Plan and the Agreement provide that each shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no financial interest in the operation of the 12b-1 Plan or Agreement (“Plan Trustees”), vote annually to continue the 12b-1 Plan and the Agreement. The 12b-1 Plan and the Agreement were approved by the Board of Trustees and by the Plan Trustees. The Agreement may be terminated without penalty upon at least 60 days’ notice by the Trust by vote of a majority of the Trustees. The 12b-1 Plan may be terminated by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the applicable Fund or Class or by the Trust by vote of a majority of the Plan Trustees. With respect to any Fund and Class for which the Plan is not terminated, the Plan will continue in effect.

For the fiscal year ended September 30, 2019, 12b-1 fees paid by RBC Institutional Class 2 and RBC Investor Class shares of the Fund are shown below. These fees were paid to the RBC Wealth Management division of RBC Capital Markets. [To be updated by Amendment]

Fund	RBC Institutional Class 2	RBC Investor Class
U.S. Government Money Market Fund	$	$

SHAREHOLDER SERVICING PLAN

(RBC Institutional Class 1 of the U.S. Government Money Market Fund)

The Shareholder Servicing Plan for RBC Institutional Class 1 shares is used to compensate certain service organizations, including affiliates of the Fund’s Advisor, for providing services to shareholders and maintaining shareholder accounts. The Shareholder Servicing Plan provides that payments up to 0.05% may be made on behalf of the RBC Institutional Class 1 shares. For the fiscal year ended September 30, 2019, total payments made pursuant to the Plan are noted below: [To be updated by Amendment]

Fund	RBC Institutional Class 1
U.S. Government Money Market Fund	$

ADMINISTRATIVE SERVICES

The Advisor serves as Co-Administrator to the Funds and provides certain administrative services necessary for the operation of the Funds, including among other things, (i) providing office space, equipment and facilities for maintaining the Funds’ organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) supervising and managing all aspects of the operation of the Funds, including supervising the relations with, and monitoring the performance of, the Funds’ Advisor, Distributor, custodian, independent accountants, legal counsel and other service providers. In addition, the Advisor furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds’ officers, employees and Trustees affiliated with the Advisor. Effective October 2, 2017, the Advisor no longer receives a fee for administrative services provided to the RBC Equity Funds. The Advisor did not previously receive a fee for administrative services provided to the RBC Small Cap Value Fund, RBC Impact Investment Funds, BlueBay Funds or U.S. Government Money Market Fund.

For the fiscal years ended September 30, 2019, 2018 and 2017, the administrative services fees paid to the Advisor for the RBC Equity Funds were as follows: [To be updated by Amendment]

Fiscal Year Ended	RBC SMID Cap Growth Fund		RBC Enterprise Fund		RBC Small Cap Core Fund		RBC Microcap Value Fund
September 30, 2019	$		$		$		$
September 30, 2018		$0		$0		$0		$0
September 30, 2017		$58,659		$69,596		$204,719		$110,852

The Bank of New York Mellon (“BNY Mellon”) serves as Co-Administrator to the Funds and provides facilities, equipment and personnel to carry out certain administrative services related to the Funds. BNY Mellon also serves as the fund accounting agent for each of the Funds and provides certain accounting services such as computation of the Funds’ NAV and maintenance of the Funds’ books and financial records. Under the Administration and Accounting Services Agreement, BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. For the fiscal years ended September 30, 2019, 2018 and 2017, BNY Mellon received the following fees for fund administration and accounting services: [To be updated by amendment]

Fund	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
RBC SMID Cap Growth Fund		$34,502	$28,979
RBC Enterprise Fund		34,664	29,708
RBC Small Cap Core Fund		47,535	38,716
RBC Microcap Value Fund		53,782	32,459
RBC Small Cap Value Fund		36,221	27,296
Access Fund		180,175	55,982
RBC Impact Bond Fund		24,519*	N/A
RBC BlueBay Emerging Market Debt Fund		47,627	44,012

Fund	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
RBC BlueBay High Yield Bond Fund		61,587	44,861
RBC BlueBay Global Bond Fund		58,909	46,553
U.S. Government Money Market Fund		387,339	395,222

The Advisor also provides certain CRA-related administrative services to Class I shareholders of the Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. These services include (i) providing supporting documentation of targeted investments to Class I shareholders; (ii) reviewing guidelines under the CRA and any amendments thereto; and (iii) providing CRA examination support as reasonably requested by Class I shareholders. In consideration for the services provided and expenses assumed pursuant to the Special Administrative Services Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of Class I shares of the Access Capital Community Investment Fund. The Special Administrative Services Agreement will continue in effect from year to year so long as such continuance is approved at least annually (i) by the Board of Trustees and (ii) by a majority of the Independent Trustees. During the fiscal years ended September 30, 2017, 2018 and 2019, the Advisor received no fees under the Special Administrative Services Agreement.

DETERMINATION OF NET ASSET VALUE

(All Funds Except U.S. Government Money Market Fund)

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Orders for purchases and redemptions of Class I, Class IS and Class R6 shares, as applicable, are effected at the NAV per share next calculated after receipt of the order by the Fund, its agent, or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the per share NAV plus any applicable sales charges. Offering price or per share NAV for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE (“Value Time”). The NAV per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of the class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

Portfolio Security Valuation. The value of an equity security traded on one or more U.S. exchanges (and not subject to restrictions against sale by the Fund on such exchanges) will be valued at the last available quoted sale price on the primary trading exchange for the security as of the Value Time on the Value Date. If there was no sale on the primary exchange on the Value Date, the most recent bid shall be used. Securities for which the NASDAQ Stock Market, Inc. (“NASDAQ”) provides a NASDAQ Official Closing Price (“NOCP”) will be valued at the NOCP. OTC common and preferred stocks quoted on NASDAQ or in another medium for which no NOCP is calculated by NASDAQ and securities traded on an exchange for which no sales are reported on the Value Date are valued at the most recent bid quotation on the Value Date on the relevant exchange or market as of the Value Time. An equity security not traded in the United States but listed on a foreign exchange shall be valued at the closing price on the principal foreign exchange where the security is traded, and if a closing price is not available the last bid price shall be used. Investment company securities are valued at the NAV per share calculated for such securities on the Value Date. Exchange-traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Equity securities for which market quotations (i) are not readily available or (ii) do not accurately reflect the value of the securities, as determined by the Advisor, are valued at fair value using the Trust’s pricing and valuation procedures. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations.

Debt securities will generally be valued at the evaluated price determined by an approved pricing agent using methods such as matrix pricing, its proprietary calculation model or dealer-supplied valuations. When an evaluated price is not readily available from a pricing service or independent broker-dealer, the value obtained is deemed to be unreliable, or there is a significant valuation event affecting the value of a security, the “fair value” of a security shall be determined by the Valuation Committee in accordance with Trust procedures. Fixed income securities with 60 days or less to maturity at the time of purchase may be valued at amortized cost, unless such method is determined by the Pricing Committee to be inappropriate due to credit or other impairments of the issuer.

Generally, foreign equity securities denominated in foreign currencies are valued in the foreign currency and then converted into its U.S. dollar equivalent using the foreign exchange quotation in effect at the Value Time on the day the security’s value is determined.

Other types of securities and assets owned by a Fund (for example, rights and warrants) are valued using procedures contained in the Trust’s pricing and valuation procedures.

In situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or if the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. “Fair value” shall be deemed to be the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination will be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Under the Trust’s pricing and valuation procedures, fair valuation methodologies may also be used in situations such as (i) a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which a Fund calculates its NAV; or (ii) a significant valuation event is determined to have occurred pursuant to the Trust’s pricing and valuation procedures. A significant valuation event may include, but is not limited to, one or more of the following: (i) a significant event affecting the value of a security or other asset of the Fund that is traded on a foreign exchange or market has occurred between the time when the foreign exchange or market closes and the Value Time; (ii) one or more markets in which a security or other asset of the Fund trades is closed for a holiday on a Fund Value Date or, has closed or is disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.); (iii) there is an unusually large movement, between the Value Time on the previous day and today’s Value Time, in the value of one or more securities indexes that the Fund uses as a “benchmark” or that are determined by the Pricing Committee to be relevant to the Fund’s portfolio investments; or (iv) some other market or economic event (e.g., a bankruptcy filing) would cause a security or other asset of the Fund to experience a significant change in value. If it has been determined that a significant valuation event has occurred, the Board may value each security pursuant to the Trust’s fair value pricing procedures.

DETERMINATION OF NET ASSET VALUE

(U.S. Government Money Market Fund)

Pricing of Fund Shares

NAV Calculation Times

The per share NAV of the Fund is determined each day the NYSE is open for trading and the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”). The Fund’s share price is its NAV per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. The Fund seeks to maintain a stable NAV of $1.00 per share.

The Fund’s NAV is calculated once daily at 5:00 p.m. Eastern Time. The deadline for submitting purchase and redemption orders to the Fund’s transfer agent in order to receive the current day’s NAV is 5:00 p.m. Eastern Time.

When Orders are Priced

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase of shares of the Fund that is received in good order before 5:00 p.m. Eastern time would be priced at the NAV calculated at 5:00 p.m. Eastern time and would be eligible to receive dividends on that day.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances (subject to the deadline above for the Fund). For example, a redemption order of shares of the Fund received in good order before 5:00 p.m. Eastern time would be priced at the NAV calculated at 5:00 p.m. Eastern time. A redemption order that is received after 5:00 p.m. Eastern time would be priced at the NAV calculated the following business day.

You may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open and the primary trading markets for the Fund’s portfolio instruments are open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund are disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

The NAV per share for each class of shares of the Fund is determined on each Value Date. The NAV per share of each class of shares of the Fund is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

Valuation of Portfolio Securities

The Fund values its portfolio securities using the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates or other factors on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes to the prevailing interest rates.

The Fund will be valued periodically (at least weekly) to determine the extent of deviation, if any, of the current NAV per share of the Fund using market values of the Fund’s securities from the Fund’s $1.00 amortized cost NAV. In determining the market value of any security, actual quotations or estimates of market value provided by an approved pricing service shall be used. If quotations or estimates of market value are not readily available from a pricing service or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, then securities may be valued at their fair value as determined in good faith under the Trust’s pricing and valuation procedures.

Fair valuation methodologies may also be used when a significant valuation event is determined to have occurred pursuant to the pricing and valuation procedures. Significant valuation events may include, but are not limited to, the following: (i) an event affecting the value of a security or other asset of the Fund that is traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; (ii) an extraordinary event like a natural disaster or terrorist act occurs; (iii) a large market fluctuation occurs; or (iv) an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. “Fair value” shall be deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements and Sub-Advisory Agreements, the Advisor or Sub-Advisor, as applicable, places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities can be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Advisor, the Sub-Advisor or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation – All Funds except RBC BlueBay Funds

Investment decisions for the Funds, and for the other investment advisory clients of the Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security. In these cases, the Advisor may combine or aggregate purchase or sale orders for more than one client including the Funds. The decision to aggregate is only made after a determination that: the aggregation is consistent with the Advisor’s duty to seek best execution; it will not result in favoring any account over another; it does not systematically advantage or disadvantage any account; it does not receive any additional compensation or remuneration solely as the result of the aggregation; and each participating account will receive the average share price and will share pro rata in the transaction costs. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Equity Aggregation & Allocation

There may be occasions when equity clients may pay disparate transaction costs due to minimum charges per account imposed by either the broker effecting the transaction or the Funds’ custodian. If there is an open order and a subsequent similar order for the same security for a different account is received by the Advisor’s trading desk, such subsequent order will generally be aggregated with any remainder of the original order consistent with the considerations set forth above.

The Advisor may determine that an equity order will not be aggregated with other orders for a number of reasons. When the Advisor determines that multiple orders cannot be aggregated for equity clients, procedures have been adopted that seek to ensure client account orders are treated fairly and equitably over time.

Fixed Income Aggregation & Allocation

Certain types of securities may be better suited for particular accounts given each account’s benchmarks and/or investment restrictions. In allocating orders to fixed income clients, RBC GAM-US will determine that securities are consistent with guidelines and a particular style of account. Specific account needs such as portfolio duration, sector allocation, security characteristics, cash positions and typical size of positions may also influence allocation. In most instances, bonds will be allocated on a pro-rata basis to those accounts with the best fit and need. Not all eligible accounts will participate in every available opportunity but will be treated fairly over time.

Trade Allocation and Aggregation – RBC BlueBay Funds

Investment decisions for the RBC BlueBay Funds, and for the other investment advisory clients of the Sub-Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Sub-Advisor is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

The Sub-Advisor has established and implemented an Order Allocation policy, setting out the most important and/or relevant aspects of the order allocation arrangements to ensure fair allocation. Generally the portfolio managers will allocate trades across portfolios with similar mandates to bring the holding in each account to a similar percentage of the value of the portfolio. The portfolio manager will take into account factors impacting the allocation, including:

•	Each portfolio’s investment guidelines that exclude a particular security or type of security;

•	Each portfolio’s guidelines that restrict the amount (usually as a percentage of the portfolio value) of a particular security or security type;

•	Minimum tradable lot sizes applicable to a security; and round lot sizes.

The trader aggregates orders and places a block order with one or more brokers. Block trades are entered into for efficient trading purposes, to limit market impact and to achieve the best price at execution. If the block trade is filled in its entirety, all participating clients receive the order amount. If the trade is partially filled or executed with more than one broker, each tranche of the trade is allocated among the participating accounts pro rata according to the order size specified by the portfolio manager at the time of order placement. Tranches are executed and allocated on this pro rata basis until the order has been filled or the outstanding order has been cancelled by the portfolio manager.

Trading Costs – All Funds

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Advisor or Sub-Advisor, as applicable, with broker-dealers which, in the judgment of the Advisor or Sub-Advisor, provide prompt and reliable execution at favorable security prices and reasonable commission rates.

The Advisor and Sub-Advisor are obligated to exercise their fiduciary obligations to seek best execution of the Funds’ transactions under the circumstances of the particular transaction. The Advisor and Sub-Advisor seek to satisfy their best execution obligations by creating the conditions under which best execution is most likely to occur, i.e., by following policies and procedures designed to achieve it. In effecting purchases and sales of portfolio securities for the account of a Fund, the Sub-Advisor will seek the best execution of the Fund’s orders.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, the Advisor and Sub-Advisor, as applicable, are primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisor to obtain the best results taking into account the broker-dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. While the Advisor and Sub-Advisor generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection – All Funds except RBC BlueBay Funds

The Advisor’s objective for each transaction is to seek the broker most capable of providing the brokerage services necessary in obtaining the best execution, while taking into consideration factors such as, but not limited to: ability to minimize trading costs, level of trading expertise, infrastructure, financial condition and counterparty risk, confidentiality provided by broker-dealer, ability to facilitate liquidity, overall responsiveness, willingness to commit capital, regulatory history, competitiveness, execution quality, promptness of execution and ability to source securities. These considerations (and others as relevant) guide the selection of the appropriate venue (e.g., an ECN or alternative trading system (“ATS”), a traditional broker, algorithm, or a crossing network, etc.) in which to place an order and the proper strategy with which to trade.

The Advisor may not consider sales of RBC Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the RBC Funds.

Consistent with achieving best execution, a Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Funds’ Board of Trustees, the Advisor is responsible for the selection of brokers or dealers with whom a Fund executes trades and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program. RBC GAM US generally discourages participation in commission recapture programs.

Broker-Dealer Selection – RBC BlueBay Funds

Many factors affect the selection of a broker, including the overall reasonableness of commissions or spreads paid to a broker, the firm’s general execution and operational capabilities, its reliability and financial condition and counterparty risk. Additionally, some of the brokers with whom the Sub-Advisor effects transactions may have also referred investment advisory clients to the Sub-Advisor. However, any transactions with such brokers will be subject to best execution obligations. The Sub-Advisor may not consider sales of BlueBay fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the RBC BlueBay Funds.

Consistent with seeking best execution, a Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Funds’ Board of Trustees and the Advisor, the Sub-Advisor is responsible for the selection of brokers or dealers with whom a Fund executes trades and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program.

Execution Factors and Criteria

When giving effect to decisions to deal on behalf of its clients, the exact nature of the best possible result will be determined by the Sub-Advisor by reference to a wide variety of factors including: price, costs, speed, likelihood of execution and settlement, size, nature of the order, or any other consideration relevant to the execution of the order.

Price will ordinarily merit a high relative importance in obtaining the best possible result. However, in some circumstances the Sub-Advisor may appropriately determine that other factors are more important than price. The Sub-Advisor determines the relative importance of the various factors by using its commercial judgment and experience in light of market information and taking into account the following criteria: the characteristics of the portfolio, the characteristics of the order, the characteristics of the instrument or product and the characteristics of the Brokers or Execution Venues to which that order can be directed.

Choosing Between Order Placement and Direct Execution

Once the Sub-Advisor has made a decision to deal, the trader decides whether to place the order with a Broker or to execute the transaction directly on an Execution Venue. This decision is made having regard to the relative importance of the execution factors for the instrument or product in question. For some instruments or products, there is no choice. So, for example, when trading “over the counter” derivatives, the transaction will always be effected by way of direct execution with a Counterparty.

Order Placement with Brokers

Each portfolio manager and trader specializes in one of the four main mandate types managed by the Sub-Advisor: emerging market, high yield/distressed, convertibles and investment grade. The core senior portfolio managers for each of the four mandate types have focused on their asset class for more than 10 years, gaining insight and experience under a variety of market conditions. The Sub-Advisor has dedicated an execution team of traders to each of the three asset classes, providing them with in-depth knowledge of the instruments and products traded and the Brokers/Counterparties with which to trade.

Where the Sub-Advisor places an order with a Broker for execution, the Sub-Advisor is not responsible for controlling or influencing the arrangements made by the Broker relating to the execution of that order (for example, the Sub-Advisor does not control the Broker’s choice of Execution Venues) and is not required to duplicate the efforts of the Broker in ensuring the best possible result. The Sub-Advisor’s obligation is therefore to ensure that the Brokers included in the Approved Broker/Counterparty List are those which will enable it to comply with its obligation to seek best execution and that orders are passed only to those Brokers.

RBC group as a global financial services company may act in variety of roles including those of a broker, underwriter, agent or lender in connection with transactions in which the Sub-Advisor’s clients have an interest and will receive remuneration or other benefits in connections with these trades. The Sub-Advisor’s traders will choose to execute a transaction with RBC group entities only if the transaction is executed at arm’s length basis and achieves previously stated threshold for best execution. The Sub-Advisor’s policies address conflicts of interest that may arise from such transactions and furthermore create information barriers between the Sub-Advisor and RBC designed to ensure that information is not improperly shared among these companies and their employees; and prohibit the portfolio managers from investing in RBC shares on behalf of its clients.

Direct Execution with Execution Venues

BlueBay traders will use their professional judgment, skill and experience to decide the most appropriate Execution Venue when seeking to comply with its obligation to seek best execution. BlueBay executes the majority of its trades with the Counterparties listed in the BlueBay Approved Broker/Counterparty List rather than on an exchange or other trading system.

The traders have built relationships with the Counterparties with which BlueBay trades, enabling them to ascertain which organization is likely to provide the product or instrument required in a way that allows BlueBay to satisfy its obligation to seek best execution. Typically the traders approach a range of Counterparties to obtain the best price available for a security. However, it may not be advantageous for BlueBay to seek multiple quotes if a security has limited liquidity and a small number of market makers, in which case placing an order may lead to a price movement that is unfavorable to BlueBay’s clients as a result of informing the market of BlueBay’s trading intentions. At all times the traders use their professional judgment to obtain the best possible result in the circumstances.

“Over the counter” trading in derivatives is effected by BlueBay with Counterparties that act as principal under ISDA and related master documentation. Owing to factors beyond BlueBay’s reasonable control, relationships with some of these Counterparties may have been established only for particular clients and so may not be available for all clients. Any decision to execute a transaction with a particular Counterparty on behalf of a client is made from the available pool of Counterparties for that client.

Counterparty Approval Process

Before undertaking business with a Counterparty for the first time, an approval process is followed to ensure that BlueBay only trades with appropriate counterparties. BlueBay maintains an Approved Broker/Counterparty List which formally records the parties with which a trader may do business. All approved counterparties are programmed into Charles River, BlueBay’s Investment Management System.

The Market Risk Committee has authority to approve new counterparties. On the basis of the completed initial approval form, financial statements, credit rating, and clearing arrangements, the Market Risk Committee considers whether the trading risk of the Counterparty is acceptable in light of the type of trading for which approval is sought.

Ongoing Review of Counterparties

BlueBay performs daily, quarterly and annual reviews or its counterparties as appropriate. On a daily basis, the Risk team monitors market indicators such as credit default swap spreads for OTC and depositor counterparties. If these indicators raise concern about the credit quality of any Counterparty, the Market Risk Committee may prohibit further trading or remove the Counterparty from the Approved Broker/Counterparty List. On an annual basis approved counterparties may be reviewed by the Market Risk Committee on the basis of the following non-exhaustive list: legal/regulatory actions, trading volumes, financial standing and most recent ratings. Based on the reviews of these factors, the Head of Trade Execution or the Market Risk Committee may determine to prohibit trading with certain counterparties that no longer meet the requirements by BlueBay.

The following table shows total brokerage commissions paid by the Funds in the last three fiscal years. The U.S. Government Money Market Fund did not pay any brokerage commissions for the fiscal years ended 2019, 2018 or 2017. [To be updated by Amendment]

Total Brokerage Commissions

	Fiscal Year Ended
Fund	September 30, 2019	September 30, 2018		September 30, 2017
RBC SMID Cap Growth Fund		$11,445		$28,545
RBC Enterprise Fund		71,689		96,399
RBC Small Cap Core Fund		178,190		162,498
RBC Microcap Value Fund		28,049		49,408
RBC Small Cap Value Fund		113,374		111,333
Access Fund		4,121		7,216
RBC Impact Bond Fund		126	*	N/A

	Fiscal Year Ended
Fund	September 30, 2019	September 30, 2018	September 30, 2017
RBC BlueBay Emerging Market Debt Fund		1,071	760
RBC BlueBay High Yield Bond Fund		1,746	1,056
RBC BlueBay Global Bond Fund		9,681	7,502

The Funds did not engage in any brokerage transactions involving any broker-dealers that are affiliated with the Trust, the Advisor or Sub-Advisor during the fiscal years ended September 30, 2019, 2018, and 2017.

As of September 30, 2019, the RBC Equity Funds (except for the RBC Microcap Value Fund) and RBC Impact Investment Funds did not hold any investments in securities of their regular broker-dealers.

As of September 30, 2019, the RBC Microcap Value Fund, RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Global Bond Fund and U.S. Government Money Market Fund held the following investments in securities of its regular broker-dealers: [To be updated by Amendment]

Fund	Issuer	Aggregate Value of Issuer’s Securities Owned as of 9/30/19
RBC Microcap Value Fund	Cowen Inc.	$
RBC BlueBay Emerging Market Debt Fund	JP Morgan
RBC BlueBay High Yield Bond Fund	JP Morgan

RBC BlueBay Global Bond Fund	HSBC Holdings Plc
Barclays Plc
BNP Paribas SA
Credit Suisse Group AG
JP Morgan

Fund	Issuer	Aggregate Value of Issuer’s Securities Owned as of 9/30/19
U.S. Government Money Market Fund	BNP Paribas Securities Corp.	$
Citigroup Global
Deutsche Bank Securities
Goldman Sachs & Co.
Merrill Lynch, Pierce, Fenner, Smith
TD Securities (USA)
Wells Fargo Securities

PORTFOLIO TURNOVER

Changes may be made in the Funds’ portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of total purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities.

Higher portfolio turnover rates may result in higher brokerage expenses. The portfolio turnover rates for each of the Funds are set forth in the Financial Highlights section of each Fund’s Prospectus.

TAXATION

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code (“the Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUNDS. Each Fund has elected and intends to qualify each year as a RIC (sometimes referred to as a “regulated investment company” or “fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

•

Distribution Requirement—A Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement—A Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test—A Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Securities” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund may be permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions—Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are applicable to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of a Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i)

any net capital loss attributable to the portion of the taxable year after October 31, or if there is no net capital loss, any net long-term capital loss or any net short-term capital loss attributable to the portion of the taxable year after that date (“post-October losses”), and

(ii)

the sum of (a) specified losses incurred after October 31 of the current taxable year over specified gains incurred after October 31 of such taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over other ordinary gains incurred after December 31 of such taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges, adjusted for certain ordinary losses) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances (described below), a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

TAXATION OF FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Funds will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified Dividend Income for Individuals” and “Dividends-Received Deduction for Corporations”.

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The U.S. Government Money Market Fund does not expect to realize any long-term capital gains and losses.

Maintaining a $1 Share Price. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the U.S. Government Money Market Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under-or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Securities—Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Because no portion of the U.S. Government Money Market Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Because no portion of the U.S. Government Money Market Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the dividends received deduction for corporate shareholders.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Securities—Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

SALES, EXCHANGES, AND REDEMPTIONS. Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Because shares in the U.S. Government Money Market Fund are offered and redeemed at a constant NAV of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

With respect to any gain or loss recognized on the sale or exchange of shares of the U.S. Government Money Market Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.

Shareholders may be permitted to adopt a simplified “NAV method” of accounting to account for any gain or loss with respect to their U.S. Government Money Market Fund shares. If a shareholder elects to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, such shareholder would determine gain or loss based on the change in the aggregate value of Fund shares during a computation period (such as a taxable year), reduced by net investment (i.e., purchases minus sales) in the Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss. Shareholders should consult with their tax advisors about the consequences of adopting the simplified “NAV method” of accounting in their particular circumstances.

Tax Basis Information. The Funds are required to report to you and the IRS annually on Form 1099-B the cost basis of shares where the cost basis of the shares is known by the Funds (referred to as “covered shares”). However, cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV, such as the U.S. Government Money Market Fund. When required to report cost basis, the Funds will calculate it using the Funds’ default method of average cost, unless you instruct a Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Funds do not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify a Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Funds’ default method of average cost, other cost basis methods offered by the Trust, which you may elect to apply to covered shares, include:

•

Single Account Average Cost (SAAC) — the total cost basis of both covered shares and “noncovered shares” (as defined below) in an account are averaged to determine the basis of shares. By electing the single account average cost method, your noncovered shares will be redesignated as covered shares. This election is only available for current shareholders of the Funds.

•	First-In First-Out (FIFO) — depletes shares in the order of the acquisition date; the oldest shares are redeemed first.

•	Last-In First-Out (LIFO) — depletes shares in the order of the acquisition date; the newest shares are redeemed first.

•	High Cost (HIFO) — depletes shares in the order of highest cost per share; the most expensive shares are redeemed first.

•	Low Cost (LOFO) — depletes shares in the order of lowest cost per share; the least expensive shares are redeemed first.

•	Loss/Gain Utilization (LGUT) — depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares.

•

Specific Lot Identification — depletes shares according to the lots chosen by the shareholder. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in first-out will be applied.

You may elect any of the available methods detailed above for your covered shares. If you do not notify a Fund in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any shares for which cost basis information is not known by the Fund (“noncovered shares”) you may own, unless you elect single account average cost. You may change from average cost to another cost basis method for covered shares at any time by notifying a Fund in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

With the exception of the specific lot identification method, the Trust first depletes noncovered shares in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.

A Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However a Fund is not required to, and in many cases a Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

TAX TREATMENT OF PORTFOLIO SECURITIES. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Securities and Investment Practices” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. Recent tax legislation may, pending further regulatory guidance, require a Fund to accrue market discount with respect to a security. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC Investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Securities—Investment in Taxable Mortgage Pools (Excess Inclusion Income)” below with respect to certain other tax aspects of investing in U.S. REITs.

Tax reform legislation enacted on December 22, 2017, informally known as the Tax Cuts and Jobs Act (the “Tax Act”), established a 20% deduction for qualified business income. Under this provision, which is effective for taxable years beginning in 2018 and, without further legislation, will sunset for taxable years beginning after 2025, individuals, trusts, and estates generally may deduct (the “Deduction”) 20% of “qualified business income,” which includes all ordinary REIT dividends (“Qualifying REIT Dividends”). The Tax Act does not contain a provision permitting a RIC to pass the special character of this income through to its shareholders. Thus, distributions by a RIC that invests in REITs of Qualifying REIT Dividends is not eligible for the Deduction, whereas direct investors in REITs are generally eligible for the Deduction with respect to Qualifying REIT Dividends directly received by such investors. It is uncertain whether future legislation or other guidance will enable a RIC to pass through the special character of Qualifying REIT Dividends to the RIC’s shareholders.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign Income Tax.” Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to a Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a Fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in a Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

The Tax Act established a 20% deduction for qualified business income. Under this provision, which is effective for taxable years beginning in 2018 and, without further legislation, will sunset for taxable years beginning after 2025, individuals, trusts, and estates generally may deduct (i.e., the Deduction”) 20% of “qualified business income,” which certain income from investments in MLPs (“MLP Income”). The Tax Act does not contain a provision permitting a RIC to pass the special character of this income through to its shareholders. Thus, distributions by a RIC that invests in MLPs of MLP Income is not eligible for the Deduction, whereas direct investors in MLPs are generally eligible for the Deduction with respect to MLP Income directly received by such investors. It is uncertain whether future legislation or other guidance will enable a RIC to pass through the special character of MLP Income to the RIC’s shareholders.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles. Certain adjustments to the conversion ratio with respect to convertible debt could be treated as taxable income to the holder of such debt.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING. By law, a Fund may be required to withhold at the applicable rate a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

EFFECT OF FUTURE TAX LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

NON-U.S. SHAREHOLDERS. The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Under an exemption recently made permanent by Congress, properly designated dividends received by a foreign shareholder are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (b) are paid in connection with a Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, a Fund may designate all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) may be ineligible for this potential exemption from withholding.

Payments of income dividends to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the application of U.S. estate tax.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of 18 separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class. Prior to January 28, 2009, the U.S. Government Money Market Fund was known as the Tamarack U.S. Government Money Market Fund. Prior to August 17, 2010, the RBC SMID Cap Growth Fund was known as the RBC Mid Cap Growth Fund. Prior to November 1, 2017, the RBC BlueBay Emerging Markets Debt Fund and RBC BlueBay High Yield Bond Fund were known as the RBC BlueBay

Emerging Market Select Bond Fund and the RBC BlueBay Global High Yield Bond Fund, respectively. Prior to September 27, 2019, the RBC BlueBay Global Bond Fund was known as the RBC BlueBay Diversified Credit Fund.

Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Access Fund, was a non-diversified, continuously offered closed-end interval management investment company incorporated in Maryland on May 14, 1997. Upon inception, the predecessor fund had elected status as a business development company under the 1940 Act until withdrawing its election on May 30, 2006, and registering as a continuously offered, closed-end interval fund under the 1940 Act. On July 28, 2008, the predecessor fund was reorganized into the Access Fund, a non-diversified separate series of the Trust.

VOTING RIGHTS

The Trust is an open-end investment management company and under its Amended and Restated Agreement and Declaration of Trust, it is not required to hold annual meetings of each Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Amended and Restated Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes. The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

U.S. Bank, N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian of the RBC Equity Funds, RBC Impact Investment Funds and U.S. Government Money Market Fund’s assets. U.S. Bank, N.A. is responsible for the safekeeping of the Funds’ assets and for providing related services.

The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10007, acts as custodian of the RBC BlueBay Funds’ assets. The Bank of New York Mellon is responsible for the safekeeping of the Funds’ assets and for providing related services.

U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, serves as the transfer agent for the Trust.

The Bank of New York Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, provides certain administrative and fund accounting services to the Funds pursuant to an Administration and Fund Accounting Services Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed [                ] as the independent registered public accounting firm of the Trust for the fiscal year ending September 30, 2020. [                ] will audit the Trust’s annual financial statements and provide services related to tax compliance and SEC filings. [                ]’s address is […].

CODE OF ETHICS

The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, the Sub-Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only when there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, the Advisor, the Sub-Advisor, or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against a Fund, or otherwise use the information in a way that would harm a Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. With respect to all Funds, portfolio holdings information as of the second and fourth fiscal quarter-ends is available in the Funds’ semi-annual and annual reports, which are sent to shareholders and are contained in the Funds’ Form N-CSR filings. The filings are available at www.sec.gov. The Funds commenced filing monthly portfolio information on new Form N-PORT by April 30, 2019 and are no longer required to file Form N-Q. In addition, as further described below, all Funds make certain portfolio securities information available on its website which is accessed by using the Funds’ link at www.rbcgam.us. Within 15 days of month-end, each Fund’s top ten holdings (other than the U.S. Government Money Market Fund) are posted on the Funds’ website. Within 10 business days of fiscal quarter-end, the RBC Equity Funds’ portfolio holdings are posted on the Funds’ website. Within 10 business days of month-end, the RBC Impact Investment Funds’ portfolio holdings are posted on the Fund’s website. Within approximately five business days of each Friday, the U.S. Government Money Market Fund posts complete portfolio holdings information. As required by Rule 2a-7, the U.S. Government Money Market Fund posts complete portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months. In addition, the U.S. Government Money Market Fund files monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month which is public upon filing.

Once portfolio holdings information has been made public, the Advisor and Sub-Advisor may provide portfolio holdings information to any third party as of the next business day, including actual and prospective individual and institutional shareholders, intermediaries, and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is provided only where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President or her designate (the Funds’ CFO or CCO). The President or her designate will approve such disclosure only after (1) concluding that disclosure is in the best interests of a Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Sub-Advisor (RBC BlueBay Funds): Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Sub-Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel, without prior specific approval. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Sub-Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Advisor Affiliate RBC Global Asset Management Inc. “RBC GAM”: Nonpublic holdings information is made available to certain employees of RBC GAM. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to reporting and monitoring obligations of the RBC GAM Personal Trading Policy.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: U.S. Bank, N.A. (the custodian for the RBC Equity Funds, RBC Impact Investment Funds and U.S. Government Money Market Fund), The Bank of New York Mellon (the custodian for the RBC BlueBay Funds), U.S. Bank Global Fund Services (the transfer agent), RBC Global Asset Management (U.S.) Inc. and The Bank of New York Mellon (the co-administrator), Quasar Distributors, LLC (the distributor), RBC Capital Markets, LLC (administrative and distribution-related services), the Trust’s financial printer, website provider, proxy service provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has a duty to maintain the information in confidence, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Copies of the Annual Reports for the Funds are available without charge upon request by writing to RBC Funds Trust, 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402, or telephoning (800) 422-2766 or on the Funds’ website at www.rbcgam.us.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS SAI OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) GLOBAL LONG-TERM RATING SCALE:

Aaa –	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa –	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba –	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B –	Obligations rated B are considered speculative and are subject to high credit risk.

Caa –	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca –	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a ‘(hyb)’ indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

STANDARD & POOR’S FINANCIAL SERVICES LLC (“S&P”) LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

– Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

– Nature of and provisions of the financial obligation and the promise S&P imputes; and;

Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time of default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S SHORT-TERM OBLIGATION RATINGS:

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY’S DEMAND OBLIGATION RATINGS:

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or VMIG scale.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P MUNICIPAL SHORT-TERM NOTE RATINGS:

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

– Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

– Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY’S GLOBAL SHORT-TERM RATINGS:

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Prime-1 (P-1) – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2 (P-2) – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3 (P-3) – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Not Prime - (NP) – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P SHORT-TERM ISSUE CREDIT RATINGS:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH RATINGS LTD. (“FITCH”):

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.

The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).

Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. This risk is usually communicated for different countries by the Country Ceiling, which “caps” the foreign currency ratings of most, though not all, issuers within a given country.

Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a “foreign currency” rating (i.e. the rating is applicable for all convertible currencies of obligation).

AAA – Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very High Credit Quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High Credit Quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good Credit Quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly Speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial Credit Risk. Default is a real possibility.

CC – Very High Levels Of Credit Risk. Default of some kind appears probable.

C – Exceptionally High Levels Of Credit Risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

-	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

-	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

-	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

-	the selective payment default on a specific class or currency of debt;

-

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

-	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

-	execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, an ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance, Fitch’s National Short-Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g., ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

AAA(xxx) – ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx) – ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx) – ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx) – ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx) – ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) – ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, this rating may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx) – ‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx) – ‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx) – ‘C’ National Ratings denote that default is imminent.

RD(xxx) – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx) – ‘D’ National Ratings denote an issuer or instrument that is currently in default.

SHORT-TERM CREDIT RATINGS

FITCH:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1 – Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High Short-Term Default Risk. Default is a real possibility.

RD – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

F1(xxx) – Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) – Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) – Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) – Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) – Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx): Restricted Default. – Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx) – Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

APPENDIX B

RBC FUNDS TRUST

Proxy Voting Policies and Procedures

Introduction

As registered investment management companies, each series of the RBC Funds Trust (each a “Fund” and, collectively, the “Funds” or “Trust”) are required to (i) file proxy voting records with the Securities and Exchange Commission (“SEC”) and make them available to shareholders, (ii) provide disclosure describing how proxies of portfolio securities held by the Funds are voted, and (iii) disclose in shareholder reports how individuals can access the Funds’ description of their policies and procedures.

Since each of the Funds of the Trust is the beneficial owner of its portfolio securities, the Funds’ Board of Trustees (“Board”), acting on the Funds’ behalf, is responsible for voting portfolio securities. As a practical matter, the Board has delegated this function to RBC Global Asset Management (U.S) Inc. (“RBC GAM-US or the “Adviser”), the Funds’ investment adviser and co-administrator, subject to the Board’s oversight.

All material amendments to these Procedures must either be approved in advance by the Board or ratified by the Board as determined by the Trust’s Chief Compliance Officer (“CCO”) upon consultation with Counsel to the Independent Trustees. Non-material amendments to these Procedures may be made by the CCO and reported to the Board at the next scheduled in-person meeting.

Applicable Regulations

See Disclosure of Proxy Voting Policies and Procedures and Proxy Voting Records by Registered Investment Management Companies, SEC Release Nos. 33-8188, 34-47304, IC-25922, (January 31, 2003), as further described below.

1.	Proxy Voting Record

Rule 30b1-4 of the Investment Company Act of 1940 requires that the Funds file complete proxy voting records on an annual basis on Form N-PX, which contains the complete proxy voting record for the twelve-month period ended June 30, by no later than August 31 of each year.

Pursuant to Form N-1A, the Funds are required to disclose in their Statement of Additional Information (“SAI”) and shareholder reports that proxy voting records are available to shareholders (i) without charge upon request by calling a specified toll-free (or collect) number or through the Funds’ website at a specified address and (ii) on the SEC’s website at http://www.sec.gov.

2.	Disclosure of Proxy Voting Policies and Procedures

Pursuant to Form N-1A, the Funds are required to disclose in their SAI the policies and procedures that they use for voting proxies. The disclosure must include the policies the Funds use when there is a conflict of interest between shareholders and the Funds’ Adviser (including any sub-adviser), principal underwriter or other affiliated person. The disclosure should also include general policies and procedures for voting on specific types of issues.

3.	Disclosure Regarding Access to the Funds’ Description of Policies and Procedures

Pursuant to Form N-1A, the Funds are required to disclose in their shareholder reports how individuals can access the Funds’ description of the policies and procedures that they use to vote proxies (i) without charge upon request by calling a specified toll-free (or collect) number, (ii) on the Funds’ website at a specified address, if applicable and (iii) on the SEC’s website at http://www.sec.gov.

Policies

•

The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted these policies and procedures on behalf of each Fund.

•

Proxies of the Funds’ portfolio securities shall generally be voted in accordance with the Adviser’s custom proxy guidelines (the “Guidelines”). The Adviser reviews and updates the Guidelines on an ongoing basis as corporate governance best practices evolve. While proxies will generally be voted in accordance with the Guidelines, there may be circumstances where the Adviser believes it is in the best interests of the Funds’ shareholders to vote differently than as contemplated by the Guidelines, or to withhold a vote or abstain from voting.

•

The Adviser has engaged RBC Global Asset Management Inc. (“RBC GAM Inc.”), an affiliate of the Adviser, to review proxy recommendations and votes entered by ISS on the Funds’ behalf to confirm adherence to the Guidelines and administer certain components of the Adviser’s proxy vote override process.

•

The Guidelines are intended to cover the most significant and frequent proxy issues. Issues not covered by the Guidelines are reviewed on a case-by-case basis by the RBC GAM Inc. Corporate Governance team and voted in the long-term interests of shareholders.

•

Institutional Shareholder Services Inc. (“ISS”), owned by Genstar Capital, a private equity firm, has been engaged as the Adviser’s and Funds’ proxy research and voting service. The Adviser has satisfied itself that ISS has implemented adequate policies and procedures, including information barriers, to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations, and proxy voting services. The Adviser has no other affiliation or material business, professional or other relationship with ISS.

Procedures

1.	Direction of Ballots to Proxy Voting Agent

The Funds’ custodians have been instructed to direct all ballots, meeting notices and other proxy materials to ISS for voting in accordance with the Guidelines. As new Funds under the Trust are established or additional custodial accounts opened for existing Funds, the Funds’ Treasurer and Chief Financial Officer shall complete all required documentation to ensure proxy ballots for such Funds and accounts are properly directed to ISS.

2.	Proxy Vote Overrides

If a portfolio manager or other personnel of the Adviser would like to recommend that a particular proxy be voted in a manner that is different from the Guidelines, such request must be submitted in writing to the Adviser’s Proxy Working Group (the “Working Group”) using the Adviser’s Proxy Override Request Form. The request shall be submitted to the Working Group, of which the Fund’s Treasurer and Chief Financial Officer is a member, and must be approved by the Adviser’s CIO before being submitted to the Proxy Voting Committee of RBC GAM Inc. for review and approval. If a portfolio manager or other personnel of a sub-adviser would like to recommend that a particular proxy be voted in a manner that is different from the Guidelines, such request shall be submitted in writing to the Proxy Voting Committee of RBC GAM Inc., of which a representative of the Adviser is a member, for review and approval. All proxy vote override requests involving a security held by a Fund will be reviewed by the Adviser’s CIO or his delegate. The Fund’s Treasurer and Chief Financial Officer will also be notified of such proxy vote override requests. If approved, RBC GAM Inc. will instruct ISS to vote the proxy in accordance with the override request.

All proxy vote override requests, whether approved or declined, involving a security held by one or more of the Funds will be reported to the Governance Committee of the Board at its next regularly scheduled meeting.

3.	Oversight and Coordination of Form N-PX Filing

The Funds’ Treasurer and Chief Financial Officer shall oversee and coordinate the Form N-PX filing process, including the following:

•	Identification of respective Funds and Fund accounts held at each custodian that report to the proxy voting agent and tabulator;
•	Maintenance of account groups and/or account identification used in the proxy voting process;
•	Review of interim reports, including a review of un-voted meetings and appropriate resolution to such meetings, as necessary;
•	Review of voting history for twelve-month reporting period; and
•	Review and approval of EDGARized Form N-PX filing and verification that filing was completed within required time frame.

For each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report, and with respect to which the Fund was entitled to vote, Form N-PX requires the following information:

•	The name of the issuer of the portfolio security
•	The exchange ticker symbol and CUSIP number for the portfolio security
•	The shareholder meeting date
•	A brief identification of the matter voted on
•	Whether the matter was proposed by the issuer or by a security holder
•	Whether and how the fund cast its vote on the matter

•	Whether the fund cast its vote for or against management

4.	Board Oversight

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, the following:

•	Review and approval of the Funds’ Proxy Voting Policies and Procedures
•	Annual review and adoption of the Adviser’s Proxy Voting Guidelines
•	Review of reports provided to the Governance Committee of the Board and/or the Board by the Funds’ Treasurer and Chief Financial Officer

Escalation

Exceptions or violations related to these policies and procedures shall be escalated to the Funds’ Treasurer and Chief Financial Officer, the Funds’ President, and the Funds’ CCO.

Reporting

The Funds’ Treasurer and Chief Financial Officer will present an annual summary to the Governance Committee of the Board related to proxy voting matters.

The Funds’ Treasurer and Chief Financial Officer will provide a summary to the Governance Committee of the Board of all instances in which the Adviser’s Proxy Working Group has received and considered requests to vote a proxy in a manner that is different than the Adviser’s Proxy Voting Guidelines.

As requested by the Board or the Governance Committee of the Board, other information related to proxy voting activities will be presented by the Funds’ Treasurer and Chief Financial Officer.

Recordkeeping

The Fund shall maintain and preserve for a period of not less than seven years (the first two years in an easily accessible place) a copy of these Procedures, as well as any documentation described in these Procedures.

Disclosures

1.	Form N-PX

The Funds file Form N-PX annually, which contains complete proxy voting records for the twelve-month period ended June 30, by no later than August 31 of each year.

2.	Statement of Additional Information

The Funds disclose in their SAIs the policies and procedures that they use with respect to voting proxies.

The Funds also disclose that voting records are available to shareholders either upon request or through the SEC website.

3.	Shareholder Reports

The Funds disclose in their shareholder reports that a description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request; (ii) on the Funds’ website; and (iii) on the SEC’s website.

The Funds also disclose that voting records are available to shareholders on the Funds’ website and on the SEC’s website.

Business Owner

RBC Funds Trust Treasurer and Chief Financial Officer

Related Policies and Procedures

•	Annual Registration Statement Update Procedures

Annual Review

An annual review of these Policies and Procedures to assess adequacy and effectiveness of implementation is conducted in conjunction with the Funds’ Rule 38a-1 annual report.

Approval Date

-	September 12, 2008

Material Revision Dates

-	February 22, 2010 (approved by the Board on March 23, 2010)
-	September 1, 2011 (approved by the Board on September 27, 2011)
-	June 9, 2015 (approved by the Board on June 18, 2015)
-	March 15, 2016 (approved by the Board on March 30, 2016)

Non-Material Revision Dates

-	August 19, 2009 (reported to the Board on September 2, 2009)
-	October 31, 2009 (reported to the Board on December 1, 2009)
-	June 11, 2012 (reported to the Board on June 26, 2012)
-	April 30, 2013 (reported to the Board on June 18, 2013)
-	March 12, 2015 (reported to the Board on March 31, 2015)
-	June 8, 2016 (reported to the Board on June 28, 2016)
-	March 13, 2017 (reported to the Board on March 30, 2017)
-	March 14, 2018 (reported to the Board on March 28, 2018)
-	March 13, 2019 (reported to the Board on March 26, 2019)

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated June 29, 2017. (26)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (2)

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (8)

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. (10)

	(5)	Instrument Memorializing Resolution of the Board of Trustees. (13)

	(6)	Instrument Memorializing Resolution of the Board of Trustees. (15)

	(7)	Instrument Memorializing Resolution of the Board of Trustees. (17)

	(8)	Instrument Memorializing Resolution of the Board of Trustees. (19)

	(9)	Instrument Memorializing Resolution of the Board of Trustees. (20)

	(10)	Instrument Memorializing Resolution of the Board of Trustees. (21)

	(11)	Instrument Memorializing Resolution of the Board of Trustees. (23)

(b)	By-Laws, effective as of January 13, 2004. (1)

(c)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)	(1)	Master Investment Advisory Agreement, Amended and Restated on October 1, 2019 between Registrant and RBC Global Asset Management (U.S.) Inc. (30)

	(2)	Investment Advisory Agreement Amended and Restated on October 1, 2019 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Small Cap Core Fund , RBC Enterprise Fund, and RBC Microcap Value Fund (30)

	(3)	Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 14, 2011, between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to U.S. Government Money Market Fund. (11)

	(4)	Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (15)

(i) Amendment dated October 23, 2014 to the Amended and Restated Investment Sub-Advisory Agreement dated December 20, 2013 among RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (19)

(ii) Amendment dated November 1, 2017 to the Amended and Restated Investment Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to the RBC Emerging Markets Value Equity Fund. (28)

	(5)	Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund. (14)

(i) Amendment dated October 1, 2014 to the Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund and RBC BlueBay Global Bond Fund. (18)

		(ii)	Amendment dated September 27, 2019 to the Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund and RBC BlueBay Global Bond Fund. (29)

(e)	(1)	Amended and Restated Distribution Agreement dated October 1, 2016 between the Trust and Quasar Distributors, LLC. (28)

		(i)	Amendment dated October 2, 2017 to the Distribution Agreement dated December 28, 2009, as amended, between the Trust and Quasar Distributors, LLC. (28)

		(ii)	Amendment dated December 18, 2017 to the Distribution Agreement dated December 28, 2009, as amended, between the Trust and Quasar Distributors, LLC. (28)

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	(1)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (8)

		(i)	First Amendment dated December 20, 2013 to the Custody Agreement dated December 28, 2009. (15)

		(ii)	Second Amendment dated September 28, 2014 to the Custody Agreement dated December 28, 2009. (19)

	(2)	Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (10)

		(i)	Amended and Restated Schedule II dated December 20, 2013 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (15)

		(ii)	Amended and Restated Schedule II dated October 28, 2014 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (19)

	(3)	Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (10)

		(i)	Amended and Restated Annex I dated December 20, 2013 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (15)

		(ii)	Amended and Restated Annex I dated October 28, 2014 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (19)

(h)	Other Material Contracts.
	(1)	Amended and Restated Administrative Services Agreement dated as of September 1, 2011 with respect to U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Fund. (12)

		(i)	Amendment dated November 27, 2012 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Fund. (12)

		(ii)	Amendment dated December 20, 2013 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (15)

		(iii)	Amendment dated October 23, 2014 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed

Income Fund, RBC Small Cap Value Fund, RBC BlueBay Global Bond Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (19)

	(iv)	Amendment dated October 2, 2017 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Bond Fund, RBC Emerging Markets Equity Fund, RBC Small Cap Value Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, RBC Emerging Markets Value Equity Fund. (28)

	(v)	Amendment dated December 18, 2017 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Global Bond Fund, RBC Emerging Markets Equity Fund, RBC Small Cap Value Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, RBC Emerging Markets Value Equity Fund, RBC Impact Bond Fund. (28)

(2)	Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund and RBC SMID Cap Growth Fund. (6)

	(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (7)

	(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (8)

	(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16, 2004, as amended and supplemented. (9)

(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (5)

	(i)	Amended and Restated Exhibit A dated December 20, 2013 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (15)

	(ii)	Amended and Restated Exhibit A dated October 28, 2014 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (19)

	(iii)	Money Market Fund Services Amendment dated March 21, 2016 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (22)

	(iv)	Amendment dated April 13, 2018 to the Administration and Accounting Services Agreement between The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc.) and RBC Funds Trust dated October 5, 2007. (25)

(4)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (4)

	(i)	Amendment to Shareholder Account Services Agreement dated November 21, 2008. (6)

(5)	Second Amended and Restated Shareholder Servicing Plan dated March 26, 2019 on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Debt Fund, RBC

BlueBay High Yield Bond Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC BlueBay Global Bond Fund, RBC Small Cap Value Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC Emerging Markets Value Equity Fund and RBC Impact Bond Fund. (28)

	(6)	Special Administrative Services Agreement dated January 10, 2019 and effective March 11, 2019 between the Trust and RBC Global Asset Management (U.S.) Inc. with respect to the Access Capital Community Investment Fund. (27)

	(7)	Amended and Restated Expense Limitation Agreement dated October 21, 2016 for U.S. Government Money Market Fund with respect to RBC Institutional Class 2, and RBC Investor Class. (24)

	(8)	Amended and Restated Expense Limitation Agreement dated September 22, 2016 for U.S. Government Money Market Fund with respect to RBC Institutional Class 1. (24)

	(9)	Second Amended and Restated Expense Limitation Agreement dated October 1, 2019 (30)

	(10)	Transfer Agency Services Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (11)

(i) First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (10)

(ii) Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (12)

(iii) Third Amendment dated December 20, 2013 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (15)

(iv) Fourth Amendment dated September 24, 2014 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (19)

(i)	Opinion and consent of Counsel. (31)

(j)	Other Opinions.

	(1)	Power of Attorney for Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated June 19, 2019. (30)

	(2)	Consent of independent registered public accounting firm. (31)
(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	(1)	Amended and Restated Master Distribution Plan dated October 1, 2019 (30)

	(2)	Class F Shares Distribution and Service (Rule 12b-1) Plan dated December 5, 2013 for RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (16)

	(3)	Class A Shares Distribution and Service (Rule 12b-1) Plan dated January 29, 2018 for RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (25)

	(4)	Form of Dealer and Selling Group Agreement. (3)

	(5)	Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (9)

	(6)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (8)

	(7)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (9)

(n)	Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated March 11, 2019. (27)

	(1)	Amendment dated September 27, 2019 to the Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3. (30)

(o)	Reserved.

(p) Codes of Ethics.

(1) Code of Ethics of RBC Global Asset Management (U.S.) Inc. (26)

(2) Code of Ethics of BlueBay Asset Management LLP (12)

(3) Code of Ethics of the Trust. (25)

(4) Code of Ethics of RBC Global Asset Management (UK) Limited (25)

(1)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(2)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.

(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2013.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed with the Commission on February 28, 2014.

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2014.

(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed with the Commission on December 3, 2014.

(20)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed with the Commission on December 9, 2014.

(21)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A filed with the Commission on October 23, 2015.

(22)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2016.

(23)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the Commission on November 18, 2016.

(24)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A filed with the Commission on July 27, 2017.

(25)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A filed with the Commission on July 25, 2018.

(26)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A filed with the Commission on January 25, 2019.

(27)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A filed with the Commission on March 11, 2019.

(28)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2019.

(29)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A filed with the Commission on September 27, 2019.

(30)	Filed herewith.

(31)	To be filed with amendment.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)

Quasar Distributors, LLC, (“Quasar”), a wholly-owned subsidiary of US Bancorp., is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

Quasar Distributors, LLC

1919 Funds	1919 Financial Services Fund	1919 Investment Counsel, LLC

1919 Funds	1919 Maryland Tax-Free Income Fund	1919 Investment Counsel, LLC

1919 Funds	1919 Socially Responsive Balanced Fund	1919 Investment Counsel, LLC

1919 Funds	1919 Variable Socially Responsive Balanced Fund	1919 Investment Counsel, LLC

1919 Funds	Ziegler Senior Floating Rate Fund	Ziegler Capital Management, LLC

Abbey Capital Futures Strategy Fund	Abbey Capital Futures Strategy Fund	Abbey Capital Limited

Abbey Capital Futures Strategy Fund	Abbey Capital Multi Asset Fund	Abbey Capital Limited

AC One China Fund	AC One China Fund	AC One Management, Inc.

Acquirers Funds	Acquirers Fund ETF	Acquirers Funds, LLC

Exponential ETFs	American Customer Satisfaction ETF	CSat Investment Advisory LP

Exponential ETFs	Brand Value ETF	CSat Investment Advisory LP

Exponential ETFs	Reverse Cap Weighted US Large Cap ETF	CSat Investment Advisory LP

Securian AM Funds	Securian AM Dynamic Managed Volatility Fund	Securian Asset Management, Inc.

Securian AM Funds	Securian AM Managed Volatility Equity Fund	Securian Asset Management, Inc.

Securian AM Funds	Securian AM Real Asset Income Fund	Securian Asset Management, Inc.

Advisors Asset Management Funds	AAM S&P 500 High Dividend Value ETF	Advisors Asset Management, Inc.

Advisors Asset Management Funds	AAM S&P Developed Markets High Dividend Value ETF	Advisors Asset Management, Inc.

Advisors Asset Management Funds	AAM S&P 500 Emerging Markets High Dividend Value ETF	Advisors Asset Management, Inc.

Aegis Funds	Aegis Value Fund	Aegis Financial Corp.

Akre Funds	Akre Focus Fund	Akre Capital

Allied Asset Advisors Funds	Iman Fund	Allied Asset Advisors, Inc.

Alpha Architect Funds	Alpha Architect Freedom 100 Emerging Markets ETF	Empowered Funds, LLC

Alpha Architect Funds	Alpha Architect International Quantitative Momentum ETF	Empowered Funds, LLC

Alpha Architect Funds	Alpha Architect U.S. Quantitative Momentum ETF	Empowered Funds, LLC

Alpha Architect Funds	Alpha Architect International Quantitative Value ETF	Empowered Funds, LLC

Alpha Architect Funds	Alpha Architect Value Momentum Trend ETF	Empowered Funds, LLC

Alpha Architect Funds	Alpha Architect U.S. Quantitative Value ETF	Empowered Funds, LLC

AlphaClone ETF Fund	AlphaClone Alternative Alpha ETF	Exchange Traded Concepts, LLC

AlphaMark ETFs	AlphaMark Actively Managed Small Cap ETF	AlphaMark Advisors, LLC

Altair Funds	Adara Smaller Companies Fund	Altair Advisers LLC

Altair Funds	Aquarius International Fund	Altair Advisers LLC

American Trust	American Trust Allegiance Fund	American Trust Investment Advisors, LLC

Angel Oak Funds	Angel Oak Financials Income Fund	Angel Oak Capital Advisors, LLC

Angel Oak Funds	Angel Oak High Yield Opportunities Fund	Angel Oak Capital Advisors, LLC

Angel Oak Funds	Angel Oak Multi-Strategy Income Fund	Angel Oak Capital Advisors, LLC

Angel Oak Funds	Angel Oak Strategic Credit Fund	Angel Oak Capital Advisors, LLC

Angel Oak Funds	Angel Oak UltraShort Income Fund	Angel Oak Capital Advisors, LLC

Aptus ETF	Aptus Behavioral Momentum ETF	Aptus Capital Advisors, LLC

Aptus ETF	Aptus Collared Income Opportunity ETF	Aptus Capital Advisors, LLC

Aptus ETF	Aptus Defined Risk ETF	Aptus Capital Advisors, LLC

Aptus ETF	Aptus Fortified Value ETF	Aptus Capital Advisors, LLC

Aptus ETF	Opus Small Cap Value Plus ETF	Aptus Capital Advisors, LLC

Argent Capital Funds	Argent Small Cap Fund	Argent Capital Management, LLC

Barrett Growth Fund	Barrett Growth Fund	Barrett Associates, Inc.

Barrett Opportunity Fund	Barrett Opportunity Fund	Barrett Associates, Inc.

Becker Value Equity Fund	Becker Value Equity Fund	Becker Capital Management, LLC

Bogle Investment Management	Bogle Small Cap Growth Fund	Bogle Investment Management LP

Boston Common Funds	Boston Common ESG Impact International Fund	Boston Common Asset Mgmt.

Boston Common Funds	Boston Common ESG Impact U.S. Equity Fund	Boston Common Asset Mgmt.

Boston Partners Funds	Boston Partners All Cap Value Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Emerging Markets Long/Short Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Emerging Markets Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Global Equity Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Global Equity Advantage Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Global Long/Short Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Long/Short Equity Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Long/Short Research Fund	Boston Partners Investment Funds

Boston Partners Funds	Boston Partners Small Cap Value II Fund	Boston Partners Investment Funds

Boston Partners Funds	WPG Partners Small/Micro Cap Value Fund	Boston Partners Investment Funds

Bramshill Funds	Bramshill Income Performance Fund	Bramshill Investments, LLC

Bridges Investment Fund, Inc.	Bridges Investment Fund, Inc.	Bridges Investment Management, Inc.

Bright Rock Funds	Bright Rock Mid Cap Growth Fund	Rockland Trust

Bright Rock Funds	Bright Rock Quality Large Cap Fund	Rockland Trust

Brookfield Investment Funds	Brookfield Global Listed Infrastructure Fund	Brookfield Public Securities Group LLC

Brookfield Investment Funds	Brookfield Global Listed Real Estate Fund	Brookfield Public Securities Group LLC

Brookfield Investment Funds	Brookfield Real Assets Securities Fund	Brookfield Public Securities Group LLC

Brookfield Investment Funds	Brookfield U.S. Listed Real Estate Fund	Brookfield Public Securities Group LLC

Brookfield Investment Funds	Center Coast Brookfield Energy Infrastructure Fund	Brookfield Public Securities Group LLC

Brookfield Investment Funds	Center Coast Brookfield MLP Focus Fund	Brookfield Public Securities Group LLC

BMT Investment Funds	BMT Multi-Cap Fund	Bryn Mawr Capital Management, Inc.

Buffalo Funds	Buffalo Discovery Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo Dividend Focus Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo Emerging Opportunities Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo Flexible Income Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo Growth Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo High Yield Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo International Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo Large Cap Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo Mid Cap Fund	Kornitzer Capital Management, Inc.

Buffalo Funds	Buffalo Small Cap Fund	Kornitzer Capital Management, Inc.

Campbell Funds	Campbell Advantage Fund	Campbell & Company Investment Advisors LLC

Campbell Funds	Campbell Dynamic Trend Fund	Campbell & Company Investment Advisors LLC

CAN SLIM Select Growth Fund	CAN SLIM Select Growth Fund	NorthCoast Asset Management

Capital Advisors Funds	Capital Advisors Growth Fund	Capital Advisors, Inc.

CBOE Vest Financial ETFs	CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF	CBOE Vest Financial, LLC

CG Funds Trust	CG Core Total Return Fund	Wall Street Management Corporation

Change Finance, Inc.	Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF	Exchange Traded Concepts, LLC

Chase Funds	Chase Growth Fund	Chase Investment Counsel Corporation

Chase Funds	Chase Mid Cap Growth Fund	Chase Investment Counsel Corporation

ClearShares ETF	ClearShares OCIO ETF	Clearbrook Global Advisors

ClearShares ETF	ClearShares Ultra-Short Maturity ETF	Clearbrook Investement Solutions, LLC

Coho Partners	Coho Relative Value Equity Fund	Coho Partners, Ltd.

Coldstream Funds	Aasgard Small & Mid Cap Fund	Coldstream Capital Management

Congress Funds	Congress Large Cap Growth	Congress Asset Management

Congress Funds	Congress Mid Cap Growth Fund	Congress Asset Management

Congress Funds	Congress Small Cap Growth Fund	Congress Asset Management

Convergence Funds	Convergence Long/Short Equity Fund	Convergence Investment Partners, LLC

Convergence Funds	Convergence Market Neutral Fund	Convergence Investment Partners, LLC

Convergence Funds	Convergence Opportunities Fund	Convergence Investment Partners, LLC

Cove Street Capital Funds	Cove Street Capital Small Cap Value Fund	Cove Street Capital

CrossingBridge Funds	CrossingBridge Long/Short Credit Fund	CrossingBridge Advisors, LLC

CrossingBridge Funds	CrossingBridge Low Duration High Yield Fund	CrossingBrdige Advisors, LLC

Cushing Mutual Funds	Cushing MLP Infrstructure Fund	Swank Capital, LLC

Cushing ETFs	Cushing Energy & MLP ETF	Cushing Asset Management, LP

Cushing ETFs	Cushing Energy Supply Chain & MLP ETF	Cushing Asset Management, LP

Cushing ETFs	Cushing Transportation & MLP ETF	Cushing Asset Management, LP

Cushing ETFs	Cushing Utility & MLP ETF	Cushing Asset Management, LP

Davidson Funds	Davidson Multi Cap Equity Fund	Davidson Investment Advisors, Inc.

Dearborn Funds	Dearborn Partners Rising Dividend Fund	Dearborn Partners, LLC

Defiance Global ETFs	Defiance Next Gen Connectivity ETF	Defiance Global

Defiance Global ETFs	Defiance Next Gen Video Gaming ETF	Defiance Global

Defiance Global ETFs	Defiance Quantum ETF	Defiance Global

Distillate Capital ETF	Distillate US Fundamental Stability & Value ETF	Distillate Capital Partners, LLC

DoubleLine Funds	DoubleLine Colony Real Estate and Income Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Core Fixed Income Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Shiller Enhanced International CAPE Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Flexible Income Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Floating Rate Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Global Bond Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Infrastructure Income Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Low Duration Bond Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Multi-Asset Growth Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Shiller Enhanced CAPE Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Strategic Commodity Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Total Return Bond Fund	DoubleLine Capital LP

DoubleLine Funds	DoubleLine Ultra Short Bond Fund	DoubleLine Capital LP

Edgar Lomax Value Fund	Edgar Lomax Value Fund	Edgar Lomax Company

Equbot ETF	AI Powered International Equity ETF	Equbot Inc

Evercore Equity Fund	Evercore Equity Fund	Evercore Wealth Management

Evermore Global Investors Trust	Evermore Global Value Fund	Evermore Global Investors, LLC

Fiera Capital Funds	Fiera Capital Strong Nations Currency Fund	Fiera Capital, Inc.

First American Funds, Inc.	Government Obligations	U.S. Bancorp Asset Management, Inc.

First American Funds, Inc.	Institutional Prime Obligations Fund	U.S. Bancorp Asset Management, Inc.

First American Funds, Inc.	Retail Prime Obligations Fund	U.S. Bancorp Asset Management, Inc.

First American Funds, Inc.	Retail Tax Free Obligations Fund	U.S. Bancorp Asset Management, Inc.

First American Funds, Inc.	Treasury Obligations	U.S. Bancorp Asset Management, Inc.

First American Funds, Inc.	U.S. Treasury Money Market	U.S. Bancorp Asset Management, Inc.

First State Investments Funds	First State Global Listed Infrastructure Fund	First State Investments US LLC

Fort Pitt Capital Funds	Fort Pitt Capital Total Return Fund	Fort Pitt Capital Group, Inc.

M-CAM ETFs	Innovation Alpha United States ETF	M-CAM International, LLC

M-CAM ETFs	Innovation Alpha Global ETF	M-CAM International, LLC

M-CAM ETFs	Innovation Alpha Trade War ETF	M-CAM International, LLC

Matson Money Funds	Free Market Fixed Income Fund	Matson Money Inc

Matson Money Funds	Free Market International Equity Fund	Matson Money Inc

Matson Money Funds	Free Market US Equity Fund	Matson Money Inc

Matson Money Funds	Matson Money US Equity VI Portfolio	Matson Money Inc

Matson Money Funds	Matson Money International Equity VI Portfolio	Matson Money Inc

Matson Money Funds	Matson Money Fixed Income VI Portfolio	Matson Money Inc

Fulcrum Funds	Fulcrum Diversified Absolute Return Fund	Fulcrum Asset Management LLP

NETLease Corporate Real Estate ETF	NETLease Corporate Real Estate ETF	Exchange Traded Concepts

FundX Funds	FundX Aggressive Upgrader Fund	FundX Investment Group

FundX Funds	FundX Conservative Upgrader Fund	FundX Investment Group

FundX Funds	FundX Flexible Income Fund	FundX Investment Group

FundX Funds	FundX Sustainable Impact Fund	FundX Investment Group

FundX Funds	FundX Upgrader Fund	FundX Investment Group

Gerstein Fisher Funds	Gerstein Fisher Multi-Factor Growth Equity Fund	People’s Securities, Inc.

Gerstein Fisher Funds	Gerstein Fisher Multi-Factor International Growth Equity Fund	People’s Securities, Inc.

Gerstein Fisher Funds	Gerstein Fisher Multi-Factor Global Real Estate Securities Fund	People’s Securities, Inc.

Glenmede Fund, Inc.	Glenmede Alternative Risk Premia Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Core Fixed Income Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Equity Income Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede High Yield Municipal Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Quantitative International Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Global Secured Options Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Quantitative U.S. Large Cap Core Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Large Cap Value Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Quantitative U.S. Large Cap Value Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Quantitative U.S. Long/Short Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Mid Cap Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Responsible ESG U.S. Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Secured Options Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Short Term Tax Aware Fixed Income Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Quantitative U.S. Small Cap Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Small Cap Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Strategic Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Quantitative U.S. Total Market Equity Portfolio	Glenmede Investment Management LP

Glenmede Fund, Inc.	Glenmede Women in Leadership U.S. Equity Portfolio	Glenmede Investment Management LP

Glenmede Portfolios	Glenmede Muni Intermediate Portfolio	Glenmede Investment Management LP

GoodHaven Funds	GoodHaven Fund	GoodHaven Capital Management

Great Lakes Funds	Great Lakes Bond Fund	Great Lakes Advisors, Inc.

Great Lakes Funds	Great Lakes Disciplined Equity Fund	Great Lakes Advisors, Inc.

Great Lakes Funds	Great Lakes Disciplined International Smaller Companies Fund	Great Lakes Advisors, Inc.

Great Lakes Funds	Great Lakes Large Cap Value Fund	Great Lakes Advisors, Inc.

Great Lakes Funds	Great Lakes Small Cap Opportunity Fund	Great Lakes Advisors, Inc.

Greenspring Fund	Greenspring Fund	Corbyn Investment Management, Inc.

Green Square	Green Square High Income Municipal Fund	Green Square Capital

Harding Loevner Funds	Harding Loevner Emerging Markets Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner Emerging Markets Research Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner Frontier Emerging Markets Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner Global Equity Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner Global Equity Research Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner Institutional Emerging Markets Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner International Equity Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner International Equity Research Portfolio	Harding Loevner LLC

Harding Loevner Funds	Harding Loevner International Small Companies Portfolio	Harding Loevner LLC

Heitman Funds	Heitman US Real Estate Securities Fund	Heitman Real Estate Securities, LLC

Hennessy Funds Trust	Hennessy Balanced Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy BP Energy Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy BP Midstream Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Cornerstone Growth Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Cornerstone Large Growth Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Cornerstone Mid Cap 30 Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Cornerstone Value Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Equity and Income Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Focus Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Gas Utility Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Japan Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Japan Small Cap Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Large Cap Financial Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Small Cap Financial Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Technology Fund	Hennessy Advisors, Inc.

Hennessy Funds Trust	Hennessy Total Return Fund	Hennessy Advisors, Inc.

Hodges Mutual Funds	Hodges Blue Chip Equity Income Fund	Hodges Capital Management, Inc.

Hodges Mutual Funds	Hodges Fund	Hodges Capital Management, Inc.

Hodges Mutual Funds	Hodges Small Cap Fund	Hodges Capital Management, Inc.

Hodges Mutual Funds	Hodges Small Intrinsic Value Fund	Hodges Capital Management, Inc.

Hodges Mutual Funds	Hodges Small-Mid Cap Fund	Hodges Capital Management, Inc.

Hood River Funds	Hood River Small-Cap Growth Fund	Hood River Capital Management, LLC

Horizon Investment Funds	Horizon Active Asset Allocation Fund	Horizon Investments LLC

Horizon Investment Funds	Horizon Active Income Fund	Horizon Investments LLC

Horizon Investment Funds	Horizon Active Risk Assist Fund	Horizon Investments LLC

Horizon Investment Funds	Horizon Active Dividend Fund	Horizon Investments LLC

Horizon Investment Funds	Horizon Defined Risk Fund	Horizon Investments LLC

Horizon Investment Funds	Horizon Multi-Asset Income Fund	Horizon Investments LLC

Horizon Investment Funds	Horizon US Risk Assist Fund	Horizon Investments LLC

Hotchkis & Wiley Funds	Hotchkis & Wiley Capital Income Fund	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley Diversified Value	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley Global Value Fund	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley High Yield Fund	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley Large Cap Value	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley Mid Cap Value	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley Small Cap Diversified Value Fund	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley Small Cap Value	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	Hotchkis & Wiley Value Opportunities	Hotchkis and Wiley Capital Management

Hotchkis & Wiley Funds	International Value Fund	Hotchkis and Wiley Capital Management

Hoya ETFs	Hoya Capital Housing ETF	Hoya Capital Real Estate, LLC

Huber Funds	Huber Capital Diversified Large Cap Value Fund	Huber Capital Management, LLC

Huber Funds	Huber Capital Equity Income Fund	Huber Capital Management, LLC

Huber Funds	Huber Capital Mid Cap Value Fund	Huber Capital Management, LLC

Huber Funds	Huber Capital Small Cap Value Fund	Huber Capital Management, LLC

iM Global Partner Funds	iM Dolan McEniry Corporate Bond Fund	iM Global Partner US

iM Global Partner Funds	iM DBi Managed Futures Strategy ETF	iM Global Partner US

Infinity Q Funds	Infinity Q Diversified Alpha Fund	Infinity Q

Intrepid Capital Management	Intrepid Capital Fund	Intrepid Capital Management

Intrepid Capital Management	Intrepid Disciplined Value Fund	Intrepid Capital Management

Intrepid Capital Management	Intrepid Endurance Fund	Intrepid Capital Management

Intrepid Capital Management	Intrepid Income Fund	Intrepid Capital Management

Intrepid Capital Management	Intrepid International Fund	Intrepid Capital Management

Jackson Square Partners	Jackson Square All-Cap Growth Fund	Jackson Square Partners

Jackson Square Partners	Jackson Square Global Growth Fund	Jackson Square Partners

Jackson Square Partners	Jackson Square Large-Cap Growth Fund	Jackson Square Partners

Jackson Square Partners	Jackson Square Select 20 Growth Fund	Jackson Square Partners

Jackson Square Partners	Jackson Square SMID-Cap Growth Fund	Jackson Square Partners

Jacob Funds, Inc.	Jacob Internet Fund	Jacob Asset Mgmt of New York, LLC

Jacob Funds, Inc.	Jacob Micro Cap Growth Fund	Jacob Asset Mgmt of New York, LLC

Jacob Funds, Inc.	Jacob Small Cap Growth Fund	Jacob Asset Mgmt of New York, LLC

Jensen Funds	Jensen Portfolio	Jensen Investment Management

Jensen Funds	Jensen Quality Value Fund	Jensen Investment Management

Kirr Marbach Partners Funds, Inc	Kirr Marbach Partners Value Fund	Kirr, Marbach & Company, LLC

Lawson Kroeker Funds	LK Balanced Fund	Lawson Kroeker Investment Management

LKCM Funds	LKCM Aquinas Catholic Equity Fund	Luther King Capital Mgmt Corp

LKCM Funds	LKCM Balanced Fund	Luther King Capital Mgmt Corp

LKCM Funds	LKCM Equity Fund	Luther King Capital Mgmt Corp

LKCM Funds	LKCM Fixed Income Fund	Luther King Capital Mgmt Corp

LKCM Funds	LKCM International Equity Fund	Luther King Capital Mgmt Corp

LKCM Funds	LKCM Small Cap Equity Fund	Luther King Capital Mgmt Corp

LKCM Funds	LKCM Small-Mid Cap Equity Fund	Luther King Capital Mgmt Corp

Miller Value Funds	Miller Opportunity Trust	LMM LLC

Miller Value Funds	Miller Income Fund	LMM LLC

LHA Funds	LHA Market State US Tactical ETF	Little Harbor Advisors, LLC

LoCorr Investment Trust	LoCorr Long/Short Commodities Strategy Fund	LoCorr Fund Management, LLC

LoCorr Investment Trust	LoCorr Dynamic Equity Fund	LoCorr Fund Management, LLC

LoCorr Investment Trust	LoCorr Macro Strategies Fund	LoCorr Fund Management, LLC

LoCorr Investment Trust	LoCorr Market Trend Fund	LoCorr Fund Management, LLC

LoCorr Investment Trust	LoCorr Spectrum Income Fund	LoCorr Fund Management, LLC

Logan Capital Funds	Logan Capital Large Cap Growth Fund	Logan Capital Management, Inc.

Loncar ETFs	Loncar Cancer Immunotherapy ETF	Exchange Traded Concepts, LLC

Loncar ETFs	Loncar China BioPharma ETF	Exchange Traded Concepts, LLC

MainGate MLP Funds	MainGate MLP Fund	Chickasaw Capital Management, LLC

Marketfield Fund	Marketfield Fund	Marketfield Asset Management, LLC

Marmont Funds	Marmont Redwood International Equity Fund	Marmont

Matrix Asset Advisors, Inc.	Matrix Advisors Dividend Fund	Matrix Asset Advisors, Inc.

Matrix Asset Advisors, Inc.	Matrix Advisors Value Fund Inc.	Matrix Asset Advisors, Inc.

MD Sass	M.D. Sass Equity Income Plus Fund	MD Sass & Associates

MD Sass	M.D. Sass Short Term U.S. Government Agency Income Fund	MD Sass & Associates

Monetta Trust	Monetta Fund	Monetta Financial Sevices Inc.

Monetta Trust	Monetta Core Growth Fund	Monetta Financial Sevices Inc.

Morgan Dempsey Funds	Morgan Dempsey Small/Micro Cap Value Fund	Morgan Dempsey Capital Management, LLC

Motley Fool	Motley Fool 100 Index ETF	Motley Fool

Motley Fool	MFAM Small Cap Growth ETF	Motley Fool

Muhlenkamp Fund	Muhlenkamp Fund	Muhlenkamp & Company Inc.

Muzinich Funds	Muzinich Credit Opportunities Fund	Muzinich Co.

Muzinich Funds	Muzinich High Income Floating Rate Fund	Muzinich Co.

Muzinich Funds	Muzinich U.S. High Yield Corporate Bond Fund	Muzinich Co.

Muzinich Funds	Muzinich Low Duration Fund	Muzinich Co.

Nationwide Funds	Nationwide Risk-Based US Equity ETF	Nationwide Fund Advisors

Nationwide Funds	Nationwide Risk-Based International Equity ETF	Nationwide Fund Advisors

Nationwide Funds	Nationwide Maximum Diversification US Core Equity ETF	Nationwide Fund Advisors

Nationwide Funds	Nationwide Maximum Diversification Emerging Markets Core Equity ETF	Nationwide Fund Advisors

Nicholas Funds	Nicholas Equity Income Fund	Nicholas Company, Inc.

Nicholas Funds	Nicholas Fund	Nicholas Company, Inc.

Nicholas Funds	Nicholas High Income Fund	Nicholas Company, Inc.

Nicholas Funds	Nicholas II Fund	Nicholas Company, Inc.

Nicholas Funds	Nicholas Limited Edition Fund	Nicholas Company, Inc.

North Capital Funds	North Capital Treasury Money Market Fund	North Capital, Inc.

North Capital Funds	North Capital Emerging Technology Fund	North Capital, Inc.

Nuance Funds	Nuance Concentrated Value Fund	Nuance Investments, LLC

Nuance Funds	Nuance Concentrated Value Long Short Fund	Nuance Investments, LLC

Nuance Funds	Nuance Mid Cap Value Fund	Nuance Investments, LLC

Oakhurst Funds	Oakhurst Strategic Defined Risk Fund	Oakhurst Advisors, LLC

Orinda Funds	Orinda Income Opportunities Fund	Orinda Asset Management, LLC

O’Shaughnessy Funds	O’Shaughnessy Market Leaders Value Fund	O’Shaughnessy Asset Manangement

O’Shaughnessy Funds	O’Shaughnessy Small Cap Value Fund	O’Shaughnessy Asset Manangement

O’Shaughnessy Funds	O’Shaughnessy Small/Mid Cap Growth Fund	O’Shaughnessy Asset Manangement

Osterweis Funds	Osterweis Emerging Opportunity Fund	Osterweis Capital Management, Inc.

Osterweis Funds	Osterweis Fund	Osterweis Capital Management, Inc.

Osterweis Funds	Osterweis Strategic Income Fund	Osterweis Capital Management, Inc.

Osterweis Funds	Osterweis Strategic Investment Fund	Osterweis Capital Management, Inc.

Osterweis Funds	Osterweis Total Return Fund	Osterweis Capital Management, Inc.

Otter Creek Funds	Otter Creek Long/Short Opportunity Fund	Otter Creek Management, Inc.

Palm Valley Funds	Palm Valley Capital Fund	Palm Valley Capital Management

Pension Partners Funds	ATAC Rotation Fund	Pension Partners, LLC

Permanent Portfolio Funds	Aggressive Growth Portfolio	Pacific Heights Asset Management, LLC

Permanent Portfolio Funds	Permanent Portfolio	Pacific Heights Asset Management, LLC

Permanent Portfolio Funds	Short-Term Treasury Portfolio	Pacific Heights Asset Management, LLC

Permanent Portfolio Funds	Versatile Bond Portfolio	Pacific Heights Asset Management, LLC

Pemberwick Funds	Pemberwick Fund	Pemberwick Investment Advisors

Perritt Funds, Inc.	Perritt MicroCap Opportunities Fund	Perritt Capital Management

Perritt Funds, Inc.	Perritt Ultra MicroCap Fund	Perritt Capital Management

PIA Funds	PIA BBB Bond Fund	Pacific Income Advisors, Inc.

PIA Funds	PIA High Yield Managed Account Completion Shares (MACS) Fund	Pacific Income Advisors, Inc.

PIA Funds	PIA High Yield Fund	Pacific Income Advisors, Inc.

PIA Funds	PIA MBS Bond Fund	Pacific Income Advisors, Inc.

PIA Funds	PIA Short-Term Securities Fund	Pacific Income Advisors, Inc.

Poplar Forest Funds	Poplar Forest Cornerstone Fund	Poplar Forest Capital, LLC

Poplar Forest Funds	Poplar Forest Partners Fund	Poplar Forest Capital, LLC

Port Street Funds	Port Street Quality Growth Fund	Port Street Investment Solutions, LLC

Premise Capital ETFs	Premise Capital Frontier Advantage Diversified Tactical ETF	Premise Capital, LLC

Primecap Odyssey Funds	Odyssey Aggressive Growth Fund	PRIMECAP Management Company

Primecap Odyssey Funds	Odyssey Growth Fund	PRIMECAP Management Company

Primecap Odyssey Funds	Odyssey Stock Fund	PRIMECAP Management Company

ProcureAM ETFs	Procure Space ETF	Alpha and Beta Asset Management

Prospector Funds	Prospector Capital Appreciation Fund	Prospector Partners, LLC

Prospector Funds	Prospector Opportunity Fund	Prospector Partners, LLC

Provident Mutual Funds, Inc.	Provident Trust Strategy Fund	Provident Trust Company

Pzena Funds	Pzena Emerging Markets Value Fund	Pzena Investment Management, LLC

Pzena Funds	Pzena International Small Cap Value Fund	Pzena Investment Management, LLC

Pzena Funds	Pzena Long/Short Value Fund	Pzena Investment Management, LLC

Pzena Funds	Pzena Mid Cap Value Fund	Pzena Investment Management, LLC

Pzena Funds	Pzena Small Cap Value Fund	Pzena Investment Management, LLC

Rareview Funds	Rareview Longevity Income Generation Fund	Rareview Capital LLC

RBC Funds Trust	Access Capital Community Investment	RBC Global Asset Management US

RBC Funds Trust	RBC BlueBay Emerging Market Debt Fund	RBC Global Asset Management US

RBC Funds Trust	RBC BlueBay High Yield Bond Fund	RBC Global Asset Management US

RBC Funds Trust	RBC BlueBay Diversified Credit Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Emerging Markets Equity Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Emerging Markets Small Cap Equity Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Emerging Markets Value Equity Fund	RBC Global Asset Mangement US

RBC Funds Trust	RBC Enterprise Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Global Opportunities Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Impact Bond Fund	RBC Global Asset Management US

RBC Funds Trust	RBC International Opportunities Fund	RBC Global Asset Management US

RBC Funds Trust	RBC MicroCap Value Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Short Duration Fixed Income Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Small Cap Core Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Small Cap Value Fund	RBC Global Asset Management US

RBC Funds Trust	RBC SMID Cap Growth Fund	RBC Global Asset Management US

RBC Funds Trust	RBC U.S. Government Money Market Fund	RBC Global Asset Management US

RBC Funds Trust	RBC Ultra-Short Fixed Income Fund	RBC Global Asset Management US

Equable Shares	Equable Shares Small Cap Fund	Teramo Advisors, LLC

Equable Shares	Equable Shares Large Cap Fund	Teramo Advisors, LLC

Reinhart Funds	Reinhart Mid Cap PMV Fund	Reinhart Partners

Reinhart Funds	Reinhart Genesis PMV Fund	Reinhart Partners

RYZZ ETF	RYZZ Managed Futures Strategy Plus ETF	RYZZ Capital Management, LLC

Rockefeller Funds	Rockefeller Core Taxable Bond Fund	Rockefeller & Co.

Rockefeller Funds	Rockefeller Equity Allocation Fund	Rockefeller & Co.

Rockefeller Funds	Rockefeller Intermediate Tax Exempt National Bond Fund	Rockefeller & Co.

Rockefeller Funds	Rockefeller Intermediate Tax Exempt New York Bond Fund	Rockefeller & Co.

Scharf Funds	Scharf Alpha Opportunity Fund	Scharf Investments, LLC

Scharf Funds	Scharf Multi-Asset Opportunity Fund	Scharf Investments, LLC

Scharf Funds	Scharf Fund	Scharf Investments, LLC

Scharf Funds	Scharf Global Opportunity Fund	Scharf Investments, LLC

Schneider Funds	Schneider Small Cap Value Fund	Schneider Capital Management Corp

Semper Funds	Semper MBS Total Return Fund	Semper Capital Management, L.P.

Semper Funds	Semper Short Duration Fund	Semper Capital Management, L.P.

Shenkman Funds	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital

Shenkman Funds	Shenkman Capital Short Duration High Income Fund	Shenkman Capital

SL Advisors ETF	American Energy Independence ETF	SL Advisors, LLC

Smith Group Funds	Smith Group Large Cap Core Growth Fund	Smith Asset Management Group, LP

Snow Capital Family of Funds	Snow Capital Long/Short Opportunity Fund	Snow Capital Management

Snow Capital Family of Funds	Snow Capital Small Cap Value Fund	Snow Capital Management

Soundwatch Fund	Soundwatch Core Hedged Equity Fund	Soundwatch Capital, LLC

Spyglass Funds	Spyglass Growth Fund	Spyglass Capital Management LLC

StrongVest	CWA Income ETF	StrongVest Global Advisors, LLC

Summit Global Funds	SGI U.S. Small Cap Equity Fund	Summit Global Investments LLC

Summit Global Funds	SGI U.S. Large Cap Equity Fund	Summit Global Investments LLC

Summit Global Funds	SGI Global Equity Fund	Summit Global Investments, LLC

Thomas White Funds	Thomas White American Opportunities Fund	Lord Asset Management

Thomas White Funds	Thomas White Emerging Markets Fund	Lord Asset Management

Thomas White Funds	Thomas White International Fund	Lord Asset Management

Thompson IM Funds, Inc.	Thompson Bond Fund	Thompson Investment Management, Inc.

Thompson IM Funds, Inc.	Thompson LargeCap Fund	Thompson Investment Management, Inc.

Thompson IM Funds, Inc.	Thompson MidCap Fund	Thompson Investment Management, Inc.

Tiedemann Funds	Deep Value ETF	Exchange Traded Concepts, LLC

TorrayResolute Funds	TorrayResolute Small/Mid Cap Growth Fund	TorrayResolute, LLC

Tortoise Funds	Tortoise MLP & Pipeline Fund	Tortoise Capital Advisors, LLC

Tortoise Funds	Tortoise Noth American Pipeline Fund	Tortoise Index Solutions, LLC

Tortoise Funds	Tortoise Select Opportunity Fund	Tortoise Capital Advisors, LLC

Tortoise Funds	Tortoise Tax Advantaged Social Infrastructure Fund	Tortoise Credit Strategies

Tortoise Funds	Tortoise Global Water ESG Fund	Tortoise Index Solutions, LLC

Tortoise Funds	Tortoise Cloud Infrastructure Fund	Tortoise Index Solutions, LLC

Tortoise Funds	Tortoise Digital Payments Infrastructure Fund	Tortoise Index Solutions, LLC

Trillium Funds	Trillium P21 Global Equity Fund	Trillium Asset Management, LLC

Trillium Funds	Trillium Small/Mid Cap Fund	Trillium Asset Management, LLC

TrimTabs ETF	TrimTabs All Cap International Free Cash Flow ETF	TrimTabs Asset Management, LLC

TrimTabs ETF	TrimTabs All Cap U.S. Free-Cash-Flow ETF	TrimTabs Asset Management, LLC

Tygh Capital Management	TCM Small Cap Growth Fund	Tygh Capital Management, Inc.

USQ Funds	USQ Core Real Estate Fund	Union Square Capital Partners

USCA Shield Fund	USCA Premium Buy-Write Fund	US Capital Advisors, LLC

US Global ETFs	US Global JETS ETF	U.S. Global Investors, Inc.

US Global ETFs	US Global GO GOLD and Precious Metal Miners ETF	U.S. Global Investors, Inc.

Validea Funds	Validea Market Legends ETF	Validea Capital Management, LLC

Vert Global REITs	Vert Global Sustainable Real Estate Fund	Vert Asset Management LLC

Vident Funds	Vident Core US Bond Strategy ETF	Vident Advisors

Vident Funds	Vident Core US Equity Fund	Vident Advisors

Vident Funds	Vident International Equity Fund	Vident Advisors

Vident Funds	PPTY - US Diversified Real Estate ETF	Vident Advisors

Villere & Co.	Villere Balanced Fund	St. Denis J. Villere & Company

Villere & Co.	Villere Equity Fund	St. Denis J. Villere & Company

Wahed ETF	Wahed FTSE USA Shariah ETF	Wahed Invest, LLC

Wasmer Schroeder Funds	Wasmer Schroeder High Yield Municipal Fund	Wasmer, Schroeder and Co

TigerShares Trust	UP Fintech China-U.S. Internet Titans ETF	Wealthn LLC

Weiss Multi-Strategy Funds	Weiss Alternative Balanced Risk Fund	Weiss Multi-Strategy Advisers, LLC

Volshares Large Cap ETF	Volshares Large Cap ETF	Whitford Asset Management, LLC

Wisconsin Capital Funds, Inc.	Plumb Balanced Fund	Wisconsin Capital Management

Wisconsin Capital Funds, Inc.	Plumb Equity Fund	Wisconsin Capital Management

YCG Funds	YCG Enhanced Fund	YCG, LLC

Zevenbergen Capital Investments Funds	Zevenbergen Genea Fund	Zevenbergen Capital Investments, LLC

Zevenbergen Capital Investments Funds	Zevenbergen Growth Fund	Zevenbergen Capital Investments, LLC

(b)

Quasar is located at 777 East Wisconsin Avenue, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Messrs. Strnad and Wolden and Ms. Zagrodnik is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202. The business address for Mr. Strnad is 10 West Market Street, Suite 830, Indianapolis, IN 46204. The business address for Mr. Wolden is US Bancorp Center, 800 Nicollet Mall, Minneapolis, MN 55402. The business address for Ms. Zagrodnik is 622 N. Cass Street, Milwaukee, WI 53202.

Name	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with the Registrant
Teresa Cowan	President, Board Member, Board Chairperson	None
Peter Hovel	Chief Financial Officer	None
Susan LaFond	Vice President, Treasurer, Co-Chief Compliance Officer	None
Jennifer Brunner	Vice President, Co-Chief Compliance Officer	None
Andrew Strnad	Vice President and Secretary	None
Brett Scribner	Assistant Treasurer	None
Thomas Wolden	Assistant Treasurer	None
Joseph Neuberger	Board Member	None
Anita M. Zagrodnik	Board Member	None
Stephanie J. Parise	Board Member	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Sub-Adviser; (e) the Sub-Adviser in the U.S.; (f) the Transfer Agent; and (g) the Fund Accounting Agent and Co-Administrator; (h) the Custodian – RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Small Cap Value Fund, U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC Impact Bond Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund; and (i) the Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Emerging Markets Value Equity Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund and RBC BlueBay Global Bond Fund. The address of each is as follows:

(a)	RBC Funds Trust

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(b)	RBC Global Asset Management (U.S.) Inc.

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(c)	BlueBay Asset Management LLP

77 Grosvenor Street, W1K 3JR

London, United Kingdom

(d)	BlueBay Asset Management USA LLC

Four Stamford Plaza

107 Elm Street, Suite 512

Stamford, CT 06902

(e)	RBC Global Asset Management (UK) Limited

77 Grosvenor Street, W1K 3JR

London, United Kingdom

(f)	U.S. Bank Global Fund Services

615 E. Michigan Street

Milwaukee, WI 53202

(g)	The Bank of New York Mellon

760 Moore Road

Valley Forge, PA 19406

(h)	U.S. Bank, N.A.

1555 N. Rivercenter Drive, Suite 302

Milwaukee, WI 53212

(i)	The Bank of New York Mellon

240 Greenwich Street

New York, NY 10007

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 136 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 26th day of November, 2019.

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: November 26, 2019
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: November 26, 2019
Kathleen A. Hegna
Chief Financial Officer

Trustees

	*	*
	Leslie H. Garner, Jr.	Lucy Hancock Bode

	*	*
	William B. Taylor	Ronald James

	*	*
	John A. MacDonald	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: November 26, 2019
Kathleen A. Gorman, attorney-in-fact

EXHIBITS

(d)(1)	Master Investment Advisory Agreement, Amended and Restated on October 1, 2019 between Registrant and RBC Global Asset Management (U.S.) Inc.

(d)(2)	Investment Advisory Agreement Amended and Restated on October 1, 2019 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Small Cap Core Fund , RBC Enterprise Fund, and RBC Microcap Value Fund.

(h)(9)	Second Amended and Restated Expense Limitation Agreement dated October 1, 2019.

(j)(1)	Power of Attorney for Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated June 20, 2019.

(m)(1)	Amended and Restated Master Distribution Plan dated October 1, 2019.

(n)(1)	Amendment dated September 27, 2019 to the Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3.